As filed with the Securities and Exchange Commission on June 7, 2006
Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No. __
☐ Post-Effective Amendment No. __
(Check appropriate Box or Boxes)
Goldman Sachs Trust
(Exact Name of Registrant as Specified in Charter)
312-655-4400
(Area Code and Telephone Number)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of Principal Executive Offices)
Peter Bonanno, Esq.
Goldman, Sachs & Co.
One New York Plaza, 37th Floor
New York, New York 10004
(Name and address of Agent for Service)
Copies to:
Audrey C. Talley, Esq.
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
Title of Securities Being Registered: Shares of Beneficial Interest, $.001 value
It is proposed that this filing will become effective on July 7, 2006 pursuant to Rule 488.
An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

GOLDMAN SACHS TRUST
FORM N-14
CROSS REFERENCE SHEET

Item No.	Heading
Part A

1. Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page of Registration Statement; Cross-Reference Sheet; Front Cover Page of Proxy Statement/Prospectus

2. Beginning and Outside Back Cover Page of Prospectus	Table of Contents

3. Fee Table, Synopsis Information and Risk Factors	Summary; Boards’ Consideration of the Reorganizations; The Reorganizations; Federal Income Tax Consequences of the Reorganizations; Comparative Fees and Expenses; Overview of the Transferor Funds and Surviving Funds; Voting Information; Principal Risk Factors; Risks of Investing in the Transferor Funds and Surviving Funds

4. Information About the Transaction	Information about Reorganizations; Reasons for the Reorganizations; GST Trustees’ Considerations; The Plan of Reorganization; Description of the Securities to be Issued; Federal Income Tax Issues; Capitalization

5. Information About the Registrant	Summary; Comparative Fees and Expenses; Overview of the Transferor Funds and Surviving Funds; Principal Risk Factors; Comparison of Transferor Funds and Surviving Funds; Investment Objectives and Principal Strategies; Other Investment Practices and Investment Securities of the Transferor Funds and Surviving Funds; Investment Advisers and Advisory Fee Information; Other Service Providers; Administration Arrangements; Dividends and Other Distributions; Additional Information About the Transferor Funds and Surviving Funds; Financial Highlights; Materials Incorporated by Reference

6. Information About the Company Being Acquired	Summary; Comparative Fees and Expenses; Overview of the Transferor Funds and Surviving Funds; Principal Risk Factors; Comparison of Transferor Funds and Surviving Funds; Investment Objectives and Principal Strategies; Other Investment Practices and Investment Securities of the Transferor Funds and Surviving Funds; Investment Restrictions; Investment Advisers and Advisory Fee Information; Other Service Providers; Administration Arrangements; Dividends and Other Distributions; Additional Information About the Transferor Funds and Surviving Funds; Financial Highlights; Materials Incorporated by Reference

Item No.	Heading
7. Voting Information	Voting Information

8. Interest of Certain Persons and Experts	Not Applicable

9. Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

Part B

10. Cover Page	Cover Page

11. Table of Contents	Not Applicable

12. Additional Information About the Registrant	Incorporation of Documents by Reference into the Statement of Additional Information

13. Additional Information About the Company Being Acquired	Incorporation of Documents by Reference into the Statement of Additional Information

14. Financial Statements	Pro Forma Financial Information

Part C

Items 15-17. Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

Goldman Sachs Trust
Goldman Sachs European Equity Fund
Goldman Sachs Research Select Fund
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606
                    , 2006
Dear Shareholder:
      On behalf of the Board of Trustees of the Goldman Sachs Trust (“GST”), we are pleased to invite you to a joint special meeting of shareholders of the GST portfolios named above (each portfolio a “Transferor Fund” and, together, the “Transferor Funds”) to be held at       a.m. (Eastern time) on                     , 2006 at the offices of                     (the “Special Meeting”). At the Special Meeting, you will be asked to approve a Plan of Reorganization, dated as of                                         , 2006 (the “Plan of Reorganization”) which contemplates the reorganization of each of the Transferor Funds into another corresponding portfolio and share class (as listed below) of GST (each a “Surviving Fund” and, together, the “Surviving Funds”) The Transferor Funds and the Surviving Funds are sometimes referred to as the “Funds.” If shareholders approve the proposed Plan of Reorganization, following the reorganization of the respective Transferor Fund into its corresponding Surviving Fund, you will become a shareholder of the corresponding Surviving Fund.

Transferor Funds	Surviving Funds

European Equity Fund	International Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Institutional Shares	Institutional Shares
Service Shares	Service Shares
Research Select Fund	Structured U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Institutional Shares	Institutional Shares
Service Shares	Service Shares
      GST’s Trustees unanimously recommend that you vote to approve the proposed reorganizations.
      In considering these matters, you should note:
• Similar Investment Objectives and Policies
      The investment objectives of the European Equity Fund and the International Equity Fund are identical: long term capital appreciation. However, the European Equity Fund seeks to achieve its objective by investing primarily in large cap European stocks. The International Equity Fund seeks to achieve its objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside of the United States (“U.S.”).
      The investment objectives of the Research Select Fund long-term growth of capital, and the Structured U.S. Equity Fund: long-term growth of capital and dividend income are similar. The Research Select Fund seeks to achieve its objective by investing in U.S. equity investments. The Structured U.S. Equity Fund seeks to achieve its objective by investing in large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

• Same Aggregate Value of Shares
      The Surviving Fund shares you receive in a reorganization will have the same total dollar value as the total dollar value of the Transferor Fund shares that you held immediately prior to that reorganization. The net asset value of the Transferor Funds will not be affected by the reorganizations. That means that the reorganizations will not result in a dilution of any shareholder’s interest. Therefore, the total market value of your shares will remain the same, although the number of shares you own after a reorganization may change. The exchange of Transferor Fund shares for Surviving Fund shares is intended to be tax-free under federal income tax laws, and no front-end or contingent deferred sales loads will be charged as a result of the exchange. If you hold shares of a Transferor Fund that are subject to a contingent deferred sales load, the Surviving Fund shares you receive in a reorganization will continue to be subject to a contingent deferred sales load, and you will receive credit for the holding period of your Transferor Fund shares.
• Reasons for the Reorganizations
      GST is an open-end investment company organized as a Delaware statutory trust that includes multiple series of funds, each of which offers of redeemable shares, including the Funds. At a meeting held on May 11, 2006, the Board of Trustees of GST, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)), unanimously approved the Plan of Reorganization, which provides for the reorganization of: (i) the European Equity Fund with and into the International Equity Fund; and (ii) the Research Select Fund with and into the Structured U.S. Equity Fund. The Board of Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act) determined that the reorganizations are in the best interests of each Fund, and that the interests of shareholders will not be diluted as a result of the reorganizations. The Board’s determinations were based on a number of factors, including the following.
European Equity Fund
      Small Asset Size and Limited Demand. The Trustees considered the fact that the European Equity Fund commenced investment operations in 1998, and after more than seven years of operations its total net assets are approximately $48 million.
      High Gross Operating Expenses. The Trustees considered the fact that because of the size of the European Equity Fund Goldman Sachs Asset Management International (“GSAMI”) is waiving and/or reimbursing a significant portion of its ordinary operating expenses. The Trustees believed that it was highly probable that, because of its low asset level, the Fund’s high gross operating expenses would continue indefinitely.
      Benefits of International Equity Fund. The Trustees considered the benefits of reorganizing the European Equity Fund into the International Equity Fund. From an investment perspective, these benefits include the following: (i) both Funds have similar investment objectives, policies and practices; (ii) both Funds are managed by GSAMI Active International Equity Team, which is organized under the same Chief Investment Officer; and (iii) a substantial portion of the International Equity Fund’s investments are in European stocks, although the Fund also makes investments in other geographic regions.
      From an expense perspective, the Trustees noted that the management fee rates, transfer agency fee rates and distribution and service plan fee rates for both Funds are the same.
Research Select
      Declining Asset Size and Limited Demand. The Trustees noted the sizeable net share redemptions in the Research Select Fund over the past three years and the decline in the Fund’s asset size over that period.
      High Gross Operating Expenses. The Trustees considered that Goldman Sachs Asset Management, L.P. (“GSAM”) is waiving and/or reimbursing a portion of the Research Select Fund’s ordinary operating expenses.

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      Benefits of Structured U.S. Equity Fund. The Trustees considered that the Structured U.S. Equity Fund has outperformed both its investment performance benchmark and the Research Select Fund for the one, three and five year periods ended March 31, 2006.
      From an expense perspective, the Trustees noted that the ordinary operating expense ratios of the Structured U.S. Equity Fund were significantly lower than those of the Research Select Fund.
      To see how the reorganization will affect your Transferor Fund, please carefully review the enclosed materials where you will find information on the expenses, investment policies and services relating to the corresponding Surviving Funds.
* * * * *
      The formal Notice of a Joint Special Meeting, a Combined Proxy Statement/ Prospectus, a Proxy Ballot and a prospectus for each Surviving Fund in which you may receive shares in the reorganizations is enclosed. If you own shares in more than one of the Transferor Funds, more than one Proxy Ballot accompanies these materials. Please be sure to vote and return each Proxy Ballot.
      Whether or not you plan to attend the Special Meeting, you may vote by proxy in any of the following ways:

1.	Internet – Instructions for casting your vote via the Internet can be found in the enclosed proxy voting materials. The required control number is printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

2.	Telephone – Instructions for casting your vote via telephone can be found in the enclosed proxy voting materials. The toll-free telephone number and required control number are printed on your enclosed Proxy Ballot. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the Proxy Ballot.

3.	By mail – If you vote by mail, please indicate your voting instructions on the enclosed Proxy Ballot, date and sign the card, and return it in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States.
      Please return your Proxy Ballot (s) or follow the instructions in the enclosed materials to vote on-line or by telephone so that your vote will be counted.
      Your vote is important to us regardless of the number of shares that you own. Please vote by returning your Proxy Ballot(s) today in the enclosed postage-paid envelope. You also may vote your proxy by a toll-free phone call or by voting on-line, as indicated in the enclosed materials.
      The proposed reorganizations and the reasons for the GST Trustees’ unanimous recommendation are discussed in detail in the enclosed materials, which you should read carefully. If you have any questions about the reorganizations, please do not hesitate to contact GST toll free at 1-800-526-7384 for Class A Shares, Class B Shares and Class C Shares or, 1-800-621-2550 for Institutional Shares and Service Shares.
      We look forward to your attendance at the Special Meeting or receiving your proxy card(s) or your on-line or telephone instructions so that your shares may be voted at the Special Meeting.

Sincerely,

Kaysie P. Uniacke
President

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GOLDMAN SACHS TRUST
                    , 2006
Questions & Answers
For Shareholders of the European Equity Fund and Research Select Fund:
      The following questions and answers provide an overview of the proposals to reorganize your Transferor Fund into another existing GST Fund. We also encourage you to read the full text of the combined proxy statement/ prospectus (the “Proxy/Prospectus”) that follows.

Q:	What are shareholders being asked to vote upon?

A:	Shareholders of the Goldman Sachs European Equity Fund and Goldman Sachs Research Select Fund are being asked in the attached Proxy/ Prospectus to consider and approve a proposal to reorganize each of those funds (each, a “Transferor Fund” and, together, the “Transferor Funds”) into another corresponding portfolio offered by GST (each, a “Surviving Fund” and, together, the “Surviving Funds”). It is proposed that the European Equity Fund be reorganized into the Goldman Sachs International Equity Fund and that the Research Select Fund be reorganized into the Goldman Sachs Structured U.S. Equity Fund. Shareholders of the European Equity Fund and Research Select Fund will vote separately on the reorganizations of the Funds.

Q.	Why have the reorganizations of the Transferor Funds into corresponding Surviving Funds been recommended?

A:	The GST Trustees, including those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), have determined that the reorganizations of the Transferor Funds into corresponding Surviving Funds are in the best interest of the shareholders of each of the Transferor Funds and the Surviving Funds and that interests of the existing shareholders of the Transferor Funds and the Surviving Funds will not be diluted as a result of the reorganizations.

The Trustees reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to the reorganizations. The Trustees also considered that neither the Transferor Funds nor the Surviving Funds will bear any direct fees or expenses in connection with the reorganizations or any explicit brokerage commissions resulting from portfolio transactions executed on behalf of the Funds in preparation for, or immediately following, the reorganizations. Under the Plan of Reorganization, dated as of May 11, 2006 (the “Plan of Reorganization”), which contemplates the reorganization of each Transferor Fund into its corresponding Surviving Fund, all of the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization whether or not the transactions are concluded will be paid by Goldman Sachs Asset Management, L.P. (“GSAM”) (or an affiliate).

Q:	What is the anticipated timing of the reorganizations?

A:	The Special Meeting of shareholders to consider the reorganizations is scheduled to occur on , 2006. If all necessary approvals are obtained, the proposed reorganizations will likely take place on , 2006.

Q:	Who will receive the Proxy/ Prospectus material?

A:	The Proxy/ Prospectus has been mailed to all persons and entities that held shares of record in a Transferor Fund on , 2006. Please note that in some cases record ownership of and/or voting authority over Transferor Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the Proxy/ Prospectus.

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Q:	How are the Transferor Funds proposed to be reorganized?

A:	The Plan of Reorganization, approved unanimously by the GST Trustees, including those Trustees who are not “interested persons” as defined in the 1940 Act, contemplates the reorganization of the Transferor Funds into existing GST Funds. Under the Plan of Reorganization, each Transferor Fund will be reorganized into the Surviving Fund listed directly opposite such Transferor Fund in the table below.

Transferor Funds	Surviving Funds

European Equity Fund	International Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Institutional Shares	Institutional Shares
Service Shares	Service Shares
Research Select Fund	Structured U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Institutional Shares	Institutional Shares
Service Shares	Service Shares

Q:	Which class of shares of the Surviving Funds will I receive in the reorganization of my Fund?

A:	Shareholders of a Transferor Fund will receive the same class of shares of the corresponding Surviving Fund as the class of shares they held in the Transferor Fund.

If a reorganization is approved by shareholders, Transferor Fund shareholders who do not wish to have their Transferor Fund shares exchanged for shares of the corresponding Surviving Fund as part of that reorganization should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. Redemptions of Class A, Class B and Class C Shares by Transferor Fund shareholders prior to the date of the reorganizations will not be subject to any applicable contingent deferred sales charge. Additionally, share redemptions from the European Equity Fund prior to the reorganization will not be subject to any applicable redemption fee. If you do not redeem your shares prior to a reorganization and it is approved by shareholders, your shares will be exchanged as part of that reorganization.

Q:	What are the costs and federal tax implications to shareholders in connection with the proposed reorganizations?

A:	GST will not bear direct fees or expenses in connection with the reorganizations or explicit brokerage commissions (i.e., those resulting from portfolio transactions executed on behalf of the Funds in connection with the reorganizations). Under the Plan of Reorganization, GSAM (or an affiliate) will pay the fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization whether or not the transactions contemplated are concluded.

No sales charge will be imposed on the shares of Surviving Funds issued to you in the reorganizations, which means that the aggregate value of the Surviving Fund shares issued to you will be equal to the aggregate value of the Transferor Fund shares that you own immediately prior to the reorganization. In addition, the exchange of Transferor Fund shares for Surviving Fund shares is intended to be tax-free under federal income tax laws and is conditioned on receipt of a tax opinion to that effect. Nonetheless, the sale of securities by a Transferor Fund prior to the reorganization of that Transferor Fund, whether in the ordinary course of business or in anticipation of the reorganization, may increase the amount of the final distribution made by a Transferor Fund prior to that reorganization. Prior to the reorganizations, each Transferor Fund

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will declare a final distribution to shareholders of all of its remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the reorganizations.

Q:	Can one of the proposed reorganizations take place without the others?

A:	Yes. The proposed reorganizations are not conditioned on each other. If shareholders of one Transferor Fund approve the proposed reorganization of their Transferor Fund, it will proceed whether or not the proposed reorganization for the other Transferor Fund proceeds.

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Goldman Sachs Trust
Goldman Sachs European Equity Fund
Goldman Sachs Research Select Fund
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606
NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
To Be Held On                     , 2006

To	Shareholders of Goldman Sachs Trust
Goldman Sachs European Equity Fund
Goldman Sachs Research Select Fund:
      NOTICE IS GIVEN THAT a special joint meeting of the shareholders (the “Special Meeting”) of the investment portfolios named above (each, a “Transferor Fund” and together, the “Transferor Funds”) of the Goldman Sachs Trust (“GST”), will be held at            a.m. (Eastern time), on                     , 2006 at the offices of                     for the purpose of considering and voting upon:
Goldman Sachs European Equity Fund Shareholders

ITEM 1. A proposal to approve a Plan of Reorganization which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the European Equity Fund (a “Transferor Fund”) to a corresponding investment portfolio of GST, the International Equity Fund (a “Surviving Fund”) in exchange for shares of the designated classes of the corresponding Surviving Fund; and (2) the distribution of the shares of designated classes of the corresponding Surviving Fund to the shareholders of the Transferor Fund in liquidation of the Transferor Fund.
Goldman Sachs Research Select Fund Shareholders

ITEM 1. A proposal to approve a Plan of Reorganization which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Research Select Fund (a “Transferor Fund”) to a corresponding investment portfolio of GST, the Structured U.S. Equity Fund (a “Surviving Fund”) in exchange for shares of the designated classes of the corresponding Surviving Fund; and (2) the distribution of the shares of designated classes of the corresponding Surviving Fund to the shareholders of the Transferor Fund in liquidation of the Transferor Fund.
      Item 1 is described in the attached Combined Proxy Statement/Prospectus. Your Trustees unanimously recommend that you vote in favor of the proposal.
      Shareholders of record as of the close of business on                     , 2006 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.
      If you cannot be present at the Special Meeting, we urge you to complete, sign and promptly return the enclosed proxy card in the envelope provided, which is addressed for your convenience and needs no postage if mailed in the United States. You may also vote easily and quickly by telephone or internet. Proxies may be revoked at any time before they are exercised by submitting to GST a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

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      We need your proxy vote immediately. You may think that your vote is not important, but it is. By law, the Special Meeting will have to be adjourned with respect to a particular Transferor Fund without conducting any business if a majority of the shares of such Transferor Fund entitled to vote in person or by proxy at the meeting are not represented at the meeting. In that event, GST would continue to solicit votes for a certain period of time in an attempt to achieve a quorum. Your vote could be critical in allowing GST to hold the Special Meeting as scheduled, so please return your proxy ballot(s) immediately or vote by telephone or internet.

By Order of the Board of Trustees,

Peter Bonanno
Secretary

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COMBINED PROXY STATEMENT/PROSPECTUS
                    , 2006
Goldman Sachs European Equity Fund
Goldman Sachs Research Select Fund
GOLDMAN SACHS TRUST
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606
1-800-526-7384 for Class A Shares,
Class B Shares and Class C Shares or,
1-800-621-2550 for
Institutional Shares and Service Shares
      This combined proxy statement/prospectus (“Proxy/Prospectus”) is being sent to shareholders of the Goldman Sachs European Equity Fund and Goldman Sachs Research Select Fund, each a series of the Goldman Sachs Trust, a Delaware statutory trust (“GST”) (each, a “Transferor Fund” and together, the “Transferor Funds”). The GST Trustees (The “Trustees” or “GST Trustees”) have called a Special Joint Meeting of Shareholders (the “Special Meeting”) at the offices of                     on                     , 2006 at            a.m. Eastern time.
      At the Special Meeting, shareholders of the European Equity Fund will be asked:

•	To approve a Plan of Reorganization dated as of May 11, 2006 (the “Plan of Reorganization”) which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the European Equity Fund (a “Transferor Fund”) to a corresponding investment portfolio of GST, the International Equity Fund (a “Surviving Fund”) in exchange for shares of the designated classes of the corresponding Surviving Fund; and (2) the distribution of the shares of Proxy/Prospectus classes of the corresponding Surviving Fund to the shareholders of the Transferor Fund in liquidation of the Transferor Fund.
      At the Special Meeting, shareholders of the Research Select Fund will be asked:

•	To approve the Plan of Reorganization which provides for and contemplates: (1) the transfer of all of the assets and liabilities of the Research Select Fund (a “Transferor Fund”) to a corresponding investment portfolio of GST, the Structured U.S. Equity Fund (a “Surviving Fund”) in exchange for shares of the Proxy/Prospectus classes of the corresponding Surviving Fund; and (2) the distribution of the shares of Proxy/Prospectus classes of the corresponding Surviving Fund to the shareholders of the Transferor Fund in liquidation of the Transferor Fund.
      Plan of Reorganization. The Plan of Reorganization, which is attached as Appendix A to this Proxy/Prospectus, provides for the transfer of all of the assets and liabilities of each Transferor Fund to a corresponding Surviving Fund in exchange for Class A Shares, Class B Shares, Class C Shares, Institutional Shares or Service Shares of the corresponding Surviving Fund, as applicable (as listed below).

Transferor Funds	Surviving Funds

European Equity Fund	International Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Institutional Shares	Institutional Shares
Service Shares	Service Shares
Research Select Fund	Structured U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Institutional Shares	Institutional Shares
Service Shares	Service Shares

      As a result of the reorganizations, shareholders of the Transferor Funds will become shareholders of the Surviving Funds (the Transferor Funds and Surviving Funds are sometimes referred to collectively as “Funds”).
      Each of the transactions contemplated by the Plan of Reorganization is referred to as a “Reorganization” and collectively they are referred to as the “Reorganizations.” The Transferor Funds and the corresponding Surviving Funds into which they are proposed to be reorganized are sometimes referred to in this Proxy/Prospectus as “Corresponding Transferor Funds” and “Corresponding Surviving Funds.”
      This Proxy/Prospectus sets forth concisely the information that a Transferor Fund shareholder should know before voting on the Reorganizations and investing in the Surviving Funds, and should be retained for future reference. It is both a proxy statement for the Special Meeting and a prospectus for the Surviving Funds.
      Additional information is set forth in the Statement of Additional Information dated                     relating to this Proxy/Prospectus and in the prospectuses, as supplemented, dated December 29, 2005 for the Transferor Funds which you have previously been given or sent and are incorporated herein by reference. Each of these documents is on file with the Securities and Exchange Commission (the “SEC”), and is available without charge by calling GST at the telephone number stated above or by writing GST at the following address: Goldman Sachs Funds, P.O. Box 06050, Chicago, IL, 60606-6306.
      The information contained in the current prospectuses, as supplemented, for the Class A, Class B, Class C, Institutional and Service Shares of the Surviving Funds dated December 29, 2005 are also incorporated by reference into this Proxy/Prospectus. Each of these documents is on file with the SEC, and is available without charge by calling or writing GST at the telephone number or address stated above. In addition, a current prospectus for each of the Surviving Funds that a particular Transferor Fund shareholder will own upon consummation of the respective Reorganization accompanies this Proxy/Prospectus.
      The Annual Reports for the Funds for the fiscal year ended August 31, 2005 and the Semi-Annual Reports for the Funds for the period ended February 28, 2006 can be obtained without charge by calling or writing GST at the telephone number or address stated above. Each of these documents together with other information about the Funds is also available on the SEC’s website at www.sec.gov.
      This Proxy/Prospectus is expected to be first sent to shareholders on or about                     , 2006. GST will request banks, brokerage houses, and other custodians to forward solicitation material to their principals to obtain authorizations for the execution of proxies. It is expected that the solicitation of proxies will be primarily by mail. However, GST’s officers, investment advisers and transfer agent may also solicit proxies by telephone, facsimile, internet or personal interview. GSAM has also retained Automatic Data Processing (“ADP”) to provide solicitation services in connection with the Special Meeting at an estimated cost of $                    . GSAM or an affiliate, will pay for this expense. If GST records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their identities have been properly recorded.
      If you vote by mail, complete, date, sign and promptly return the enclosed proxy card in the accompanying postage pre-paid envelope. If you vote by internet or telephone, please use the control number on your proxy card and follow the instructions as described on the proxy card. If you need more information regarding telephone or internet voting you should contact GST toll-free at 1-800-526-7384 for Class A Shares, Class B Shares and Class C Shares or, 1-800-621-2550 for Institutional Shares and Service Shares. If the enclosed proxy card is properly executed and received prior to the Special Meeting, the shares represented thereby will be voted in accordance with the instructions marked on the returned proxy card or, if no instructions are marked on the returned proxy card, the proxy will be voted FOR the approval of the Plan of Reorganization, and in the discretion of the persons named above as proxies, in connection with any other matter that may properly come before the Meeting or any adjournment(s) thereof.
      If you are a member of a household in which multiple shareholders of the same Transferor Fund share the same address, and GST or (for “street name” accounts) your broker or bank has received consent to household material, then GST or your broker or bank may have sent to your household only one copy of this Proxy/Prospectus, unless GST or your broker or bank previously received contrary instructions from a shareholder in

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your household. If you are part of a household that has received only one copy of this Proxy/Prospectus, GST will deliver promptly a separate copy of this Proxy/Prospectus to you upon written or oral request. To receive a separate copy of this Proxy/Prospectus, or if you would like to receive a separate copy of future proxy statements, prospectuses or annual reports, please contact GST by calling toll free 1-800-526-7384 for Class A Shares, Class B Shares and Class C Shares or, 1-800-621-2550 for Institutional Shares and Service Shares or by mail at Goldman Sachs Funds, P.O. Box 06050, Chicago, IL, 60606-6306. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact GST at the telephone number or address stated above. If your shares are held in street name, please contact your broker or bank.
      The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy/Prospectus. Any representation to the contrary is a criminal offense.
      Shares of the Funds are not deposits or obligations of or guaranteed or endorsed by any bank. Such shares are not insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Mutual fund shares involve certain investment risks, including the possible loss of principal.

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PROXY STATEMENT/ PROSPECTUS

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SUMMARY
      The following is a summary of certain information contained in this Proxy/ Prospectus and the Plan of Reorganization. The Plan of Reorganization governs the terms of the Reorganizations and is attached as Appendix A to this Proxy/Prospectus.
Board’s Consideration of the Reorganizations
      At a meeting held on May 11, 2006, the Board of Trustees of GST unanimously approved the Plan of Reorganization, which provides for the reorganization of: (i) the European Equity Fund with and into the International Equity Fund; and (ii) the Research Select Fund with and into the Structured U.S. Equity Fund. The Board of Trustees determined that the Reorganizations are in the best interests of each Fund, and that the interests of shareholders will not be diluted as a result of the Reorganizations. For additional information, see “Information About the Reorganization and — Board Considerations.”
      The GST Trustees unanimously recommend that shareholders of each Transferor Fund approve the Plan of Reorganization.
The Reorganizations
      The Plan of Reorganization provides for a separate reorganization involving each Transferor Fund and its Corresponding Surviving Fund listed opposite its name below.

Transferor Funds	Surviving Funds

European Equity Fund	International Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Institutional Shares	Institutional Shares
Service Shares	Service Shares
Research Select Fund	Structured U.S. Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Institutional Shares	Institutional Shares
Service Shares	Service Shares
      As set forth in the Plan of Reorganization, each Reorganization between a Transferor Fund and its Corresponding Surviving Fund would involve:

•	The acquisition of all of the assets of a Transferor Fund by its Corresponding Surviving Fund and the assumption by that Surviving Fund of all of the liabilities of the Transferor Fund, in exchange for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares, respectively, of the Surviving Fund having aggregate values equal to the net asset values of Class A Shares, Class B Shares, Class C Shares Institutional Shares and Service Shares, respectively, of the Transferor Fund as of the close of business on the business day immediately preceding the effective time of the Reorganization;

•	The distribution of the Corresponding Surviving Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares, respectively, to each holder of the Transferor Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares, respectively, as of the effective time of the Reorganization; and

•	The complete liquidation of each Transferor Fund.
      As a result of the Reorganizations, each Transferor Fund shareholder will become a shareholder of its Corresponding Surviving Fund and will hold, immediately after the applicable Reorganization, Surviving Fund shares in such Corresponding Surviving Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Transferor Fund immediately prior to the effectiveness of the Reorganization. The exchange of shares in the Reorganizations is intended to be tax-free under federal income tax laws and shareholders of the Surviving Funds and the Transferor Funds will not pay any sales charge as a result of the exchange of the shares in the Reorganizations. If you hold shares of a Transferor Fund that are subject to a contingent deferred sales load, the Surviving Fund shares you receive in the Reorganization will continue to be subject to a contingent deferred sales load, and you will receive credit for the holding period of your Transferor Fund shares.
      If approved, each Reorganization will occur as of the opening of business on or about                     , 2006, or another date selected by GST. Approval of each Reorganization requires the approval of the holders of the lesser of (1) more than 50% of the outstanding shares of the relevant Transferor Fund involved in that Reorganization or (2) 67% or more of the shares of the relevant Transferor Fund present at the Special Meeting if more than 50% of the outstanding shares of the relevant Transferor Fund are represented at the Special Meeting in person of by proxy. See “Information about the Reorganization” and “Voting Information” below.
      At a meeting held on May 11, 2006, the Board of Trustees of the Trust unanimously approved the Plan of Reorganization, which provides for the reorganization of: (i) the European Equity Fund with and into the International Equity Fund; and (ii) the Research Select Fund with and into the Structured U.S. Equity Fund (formerly the CORE U.S. Equity Fund). The Board of Trustees determined that the Reorganizations are in the best interests of each Fund, and that the interests of shareholders will not be diluted as a result of the Reorganizations.
      In making this determination, the Trustees reviewed and considered, with the assistance of independent legal counsel, a number of factors relating to GST, the Funds, GSAM, GSAMI and Goldman Sachs. For the reasons discussed under “Information About the Reorganization — GST Trustees’ Considerations,” the GST Trustees unanimously recommend the approval of the proposed Reorganizations by Transferor Fund shareholders.
      The investment advisers to the Funds, GSAM and GSAMI anticipate selling a portion, which may be significant, of the Transferor Funds’ portfolio holdings shortly prior to or after the Reorganizations. To the extent that a Transferor Fund’s securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding Surviving Fund may hold. In addition, if a portfolio holding of a Transferor Fund is not a permissible holding for its Corresponding Surviving Fund, that holding may be sold prior to or immediately following the applicable Reorganization. The disposition of portfolio investments prior to a Reorganization could result in selling such investments at a disadvantageous time. The sale of securities either prior to a Reorganization or shortly thereafter could also result in the Transferor Fund or its Corresponding Surviving Fund realizing gains, and making taxable distributions to shareholders attributable to those gains that would not otherwise have been realized but for the Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, GSAM or GSAMI will pay the reasonable explicit brokerage commissions resulting from portfolio transactions executed on behalf of Transferor Funds in connection with the Reorganizations.
Federal Income Tax Consequences of the Reorganizations
      It is intended that the Reorganizations will not result in the recognition, for federal income tax purposes, of gain or loss by the Transferor Funds, the Surviving Funds or their respective shareholders. Nonetheless, the sale of securities by the Transferor Funds prior to the Reorganizations, whether in the ordinary course of business or in anticipation of the Reorganizations, may increase the amount of the final distribution made by a Transferor Fund prior to a Reorganization. Prior to each Reorganization, each Transferor Fund will declare a distribution to shareholders of all of its remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization.
      As a condition to the closing of the Reorganization, GST will receive an opinion from GST’s counsel, Drinker Biddle & Reath LLP (based on certain facts, qualifications, assumptions and representations) to the effect that each Reorganization, for federal income tax purposes, will qualify as a tax-free reorganization within the meaning of section 368(a) of the Internal Revenue Code (the “Code”). See “Information About the Reorganization — Federal Income Tax Consequences,” below.
Comparative Fees and Expenses
      Transferor Fund and Surviving Fund Expenses
      Expense Ratio Tables. Expenses of mutual funds are often measured by their expense ratios (i.e., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The total expenses of the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund differ on a gross basis (before fee waivers and expense reimbursements) and the total expenses of the Goldman Sachs Research Select and Goldman Sachs Structured U.S. Equity Funds differ on a gross and net basis (after fee waivers and expense reimbursements).
      The following tables: (1) compare the fees and expenses for the Transferor Funds and their Corresponding Surviving Funds based on actual expenses for a recent twelve month period and (2) show the estimated fees and expenses for the Corresponding Surviving Funds on a pro forma basis after giving effect to the Reorganizations. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these portfolios will bear as shareholders. The tables enable you to compare and contrast the recent expense levels for the Transferor Funds and the Surviving Funds and obtain a general idea of what the expense levels would be if the Reorganizations occur. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the portfolios. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project levels but actual expenses may be greater or less than those shown.
      Annual operating expenses for the Goldman Sachs Research Select Fund and Goldman Sachs Structured U.S. Equity Fund are based on estimates for the current fiscal year. The annual operating expenses of the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund are based on expenses for the twelve months ended August 31, 2005. The Combined Fund pro forma expense ratios are constructed by assuming that the Reorganizations occurred on February 28, 2006.
      For financial statement purposes the Goldman Sachs International Equity and Goldman Sachs Structured U.S. Equity Funds will be the accounting survivors of their respective Reorganizations. As the accounting survivors, such Funds’ respective operating histories will be used for financial reporting purposes.
      Example Tables. Following the expense ratio tables are expense examples intended to help you compare and contrast the cost of investing in: (i) a Transferor Fund as it currently exists, (ii) its Corresponding Surviving Fund as it currently exists, and (iii) the same Surviving Fund if it acquires its Corresponding Transferor Fund (i.e., the “pro forma” figure).
      The examples depict the dollar amount of expenses on a hypothetical investment in each of the Funds for the periods shown. In the “pro forma” line, the dollar figures shown are computed based on the total operating expense figures from the corresponding expense ratio table (and not the net operating expense figure). In other words, the examples do not reflect any expense waivers or reimbursement.

GOLDMAN SACHS EUROPEAN EQUITY FUND — CLASS A SHARES, CLASS B SHARES, CLASS C SHARES,
INSTITUTIONAL SHARES AND SERVICE SHARES
GOLDMAN SACHS INTERNATIONAL EQUITY FUND — CLASS A SHARES, CLASS B SHARES, CLASS C SHARES,
INSTITUTIONAL SHARES AND SERVICE SHARES

	Goldman Sachs						Goldman Sachs
	European Equity Fund						International Equity Fund						Combined Fund Pro Forma

	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None		5.5%	[1]	None		None		5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None		5.0%	[3]	1.0%	[4]	None		5.0%	[3]	1.0%	[4]	None		5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None		None		None		None
Redemption Fees[5]	2.0%		2.0%		2.0%		2.0%		2.0%		2.0%		2.0%		2.0%		2.0%
Exchange Fees	None		None		None		None		None		None		None		None		None

	Goldman Sachs		Goldman Sachs
	European Equity Fund		International Equity Fund		Combined Fund Pro Forma

	Institutional	Service	Institutional	Service	Institutional	Service
	Shares	Shares	Shares	Shares	Shares	Shares

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
Redemption Fees[5]	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%
Exchange Fees	None	None	None	None	None	None

	Goldman Sachs			Goldman Sachs
	European Equity Fund			International Equity Fund			Combined Fund Pro Forma

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees[6]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
Other Expenses	1.21%	1.21%	1.21%	0.35%	0.35%	0.35%	0.34%	0.34%	0.34%

Total Fund Operating Expenses[7]	2.46%	3.21%	3.21%	1.60%	2.35%	2.35%	1.59%	2.34%	2.34%

	Goldman Sachs		Goldman Sachs
	European Equity Fund		International Equity Fund		Combined Fund Pro Forma

	Institutional	Service	Institutional	Service	Institutional	Service
	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees[6]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None	None	None	None	None
Other Expenses*	1.06%	1.56%	0.20%	0.70%	0.19%	0.69%
Service Fees[8]	None	0.25%	None	0.25%	None	0.25%
Shareholder Administration Fees	None	0.25%	None	0.25%	None	0.25%
All Other Expenses[7]	1.06%	1.06%	0.20%	0.20%	0.19%	0.19%

Total Fund Operating Expenses*	2.06%	2.56%	1.20%	1.70%	1.19%	1.69%
See pages [    ] for all other footnotes.

*	“Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Transferor Fund, and the Surviving Fund set forth below reflect the waivers and expense limitations for the twelve months ended August 31, 2005. “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Combined Fund set forth below reflect the waivers and expense limitations as of February 28, 2006. The waivers and expense limitations may be terminated or modified at any time at the option of GSAMI. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Goldman Sachs			Goldman Sachs
	European Equity Fund			International Equity Fund			Combined Fund Pro Forma

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees[6]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
Other Expenses[7]	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%

Total Fund Operating Expenses (after current expense limitation)	1.54%	2.29%	2.29%	1.54%	2.29%	2.29%	1.54%	2.29%	2.29%

	Goldman Sachs		Goldman Sachs
	European Equity Fund		International Equity Fund		Combined Fund Pro Forma

	Institutional	Service	Institutional	Service	Institutional	Service
	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees[6]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	None	None	None	None	None
Other Expenses*	0.14%	0.64%	0.14%	0.64%	0.14%	0.64%
Service Fees[8]	None	0.25%	None	0.25%	None	0.25%
Shareholder Administration Fees	None	0.25%	None	0.25%	None	0.25%
All Other Expenses[7]	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%

Total Fund Operating Expenses (after current expense limitation)	1.14%	1.64%	1.14%	1.64%	1.14%	1.64%

GOLDMAN SACHS RESEARCH SELECT FUND — CLASS A SHARES, CLASS B SHARES, CLASS C SHARES,
INSTITUTIONAL SHARES AND SERVICE SHARES
GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND — CLASS A SHARES, CLASS B SHARES, CLASS C SHARES,
INSTITUTIONAL SHARES AND SERVICE SHARES

	Goldman Sachs						Goldman Sachs
	Research Select Fund						Structured U.S. Equity Fund						Combined Fund Pro Forma

	Class A		Class B		Class C		Class A		Class B		Class C		Class A		Class B		Class C
	Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares		Shares

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	5.5%	[1]	None		None		5.5%	[1]	None		None		5.5%	[1]	None		None
Maximum Deferred Sales Charge (Load)[2]	None		5.0%	[3]	1.0%	[4]	None		5.0%	[3]	1.0%	[4]	None		5.0%	[3]	1.0%	[4]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None		None		None		None		None
Redemption Fees	None		None		None		None		None		None		None		None		None
Exchange Fees	None		None		None		None		None		None		None		None		None

	Goldman Sachs		Goldman Sachs
	Research Select Fund		Structured U.S. Equity Fund		Combined Fund Pro Forma

	Institutional	Service	Institutional	Service	Institutional	Service
	Shares	Shares	Shares	Shares	Shares	Shares

Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
Redemption Fees	None	None	None	None	None	None
Exchange Fees	None	None	None	None	None	None

	Goldman Sachs			Goldman Sachs
	Research Select Fund			Structured U.S. Equity Fund			Combined Fund Pro Forma

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees[6]	1.00%	1.00%	1.00%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
Other Expenses*[7]	0.38%	0.38%	0.38%	0.26%	0.26%	0.26%	0.24%	0.24%	0.24%

Total Fund Operating Expenses*[7]	1.63%	2.38%	2.38%	1.16%	1.91%	1.91%	1.14%	1.89%	1.89%

	Goldman Sachs		Goldman Sachs
	Research Select Fund		Structured U.S. Equity Fund		Combined Fund Pro Forma

	Institutional	Service	Institutional	Service	Institutional	Service
	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees[6]	1.00%	1.00%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None	None	None	None	None
Other Expenses*	0.23%	0.73%	0.11%	0.61%	0.09%	0.59%
Service Fees[8]	None	0.25%	None	0.25%	None	0.25%
Shareholder Administration Fees	None	0.25%	None	0.25%	None	0.25%
All Other Expenses[7]	0.23%	0.23%	0.11%	0.11%	0.09%	0.09%

Total Fund Operating Expenses*	1.23%	1.73%	0.76%	1.26%	0.74%	1.24%
See pages [    ] for all other footnotes.

*	“Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) of the Transferor Fund, the Surviving Fund and the Combined Fund set forth below reflect the waivers and expense limitations in effect on February 28, 2006. The waivers and expense limitations may be terminated or modified at any time at the option of GSAM. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

	Goldman Sachs			Goldman Sachs
	Research Select Fund			Structured U.S. Equity Fund			Combined Fund Pro Forma

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class B	Class C
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets):
Management Fees[6]	0.95%	0.95%	0.95%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
Other Expenses*[7]	0.25%	0.25%	0.25%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%

Total Fund Operating Expenses (after current expense limitation)	1.45%	2.20%	2.20%	0.95%	1.70%	1.70%	0.95%	1.70%	1.70%

	Goldman Sachs		Goldman Sachs
	Research Select Fund		Structured U.S. Equity Fund		Combined Fund Pro Forma

	Institutional	Service	Institutional	Service	Institutional	Service
	Shares	Shares	Shares	Shares	Shares	Shares

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees[6]	0.95%	0.95%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	None	None	None	None	None	None
Other Expenses*	0.10%	0.60%	0.04%	0.54%	0.04%	0.54%
Service Fees[8]	None	0.25%	None	0.25%	None	0.25%
Shareholder Administration Fees	None	0.25%	None	0.25%	None	0.25%
All Other Expenses[7]	0.10%	0.10%	0.04%	0.04%	0.04%	0.04%

Total Fund Operating Expenses (after current expense limitation)	1.05%	1.55%	0.55%	1.05%	0.55%	1.05%

Footnotes

[1]	The maximum sales charge is a percentage of the offering price. Under certain circumstances, which are described in the Shareholder Guide in each Fund’s prospectus, the maximum sales charge may be reduced or waived entirely. A contingent deferred sales charge (“CDSC”) of 1% is imposed on certain redemptions (within 18 months of purchase) of Class A Shares of the Funds sold without an initial sales charge as part of an investment of $1 million or more.

[2]	The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.

[3]	A CDSC is imposed upon Class B Shares redeemed within six years of purchase at a rate of 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter.

[4]	A CDSC is imposed upon Class C Shares of the Funds redeemed within 12 months of purchase.

[5]	A 2% redemption fee is charged on redemption of shares (including by exchange) of the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund held for 30 calendar days or less. Shares of the Goldman Sachs International Equity Fund issued on the closing date of the Reorganization to Goldman Sachs European Equity Fund shareholders in connection with the Reorganization will not be subject to the redemption fee.

[6]	The Advisers have entered into the following fee reduction commitment for the Funds which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005:

Fund	Management Fee Annual Rate	Average Daily Net Assets

European Equity Fund	1.00%	First $1 Billion
	0.90%	Next $1 Billion
	0.86%	Over $2 Billion
International Equity Fund	1.00%	First $1 Billion
	0.90%	Next $1 Billion
	0.86%	Over $2 Billion
Research Select Fund	1.00%	First $1 Billion
	0.90%	Next $1 Billion
	0.86%	Over $2 Billion
Structured U.S. Equity Fund	0.65%	First $1 Billion
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

Effective July 1, 2005, GSAM has voluntarily agreed to waive a portion of its management fee equal to 0.05% of the Research Select Fund’s average daily net assets. Additionally, effective December 29, 2005, GSAM has voluntarily agreed to waive a portion of its management fee equal to 0.14% of the Structured U.S. Equity Fund’s average daily net assets. Prior to the fee reduction commitment described above, the management fees for the European Equity Fund, International Equity Fund, Research Select Fund and Structured U.S. Equity Fund as an annual percentage rate of average daily net assets were 1.00%, 1.00%, 1.00% and 0.65%, respectively.

[7]	“Other Expenses” of a Fund include transfer agency fees and expenses equal on an annualized basis to 0.19% of the average daily net assets of each Fund’s Class A Shares, Class B Shares and Class C Shares and 0.04% of the average daily net assets of each Fund’s Institutional Shares and Service Shares, plus all other ordinary expenses not detailed above in the expense tables. The Advisers have agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any other expense offset arrangement) to the following percentage of each Fund’s average daily net assets:

Fund	Other Expenses

European Equity	0.104%
International Equity	0.104%
Research Select	0.064%
Structured U.S. Equity	0.004%

[8]	Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customers’ accounts. Such fees may affect the return customers realize with respect to their investments.

Examples
      The following Examples are intended to help you compare the cost of investing in: (1) each Transferor Fund as it currently exists; (2) its Corresponding Surviving Fund as it currently exists; and (3) the same Surviving Fund if it acquires the Corresponding Transferor Fund (i.e., the Combined Fund Pro Forma) with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Class A, Class B, Class C, Institutional or Service Shares of a Transferor Fund, a Surviving Fund or a Combined Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that a Transferor Fund’s, Surviving Fund’s or Combined Fund’s operating expenses remain the same. The Examples do not reflect any waivers and expense limitations. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Goldman Sachs European Equity Fund

Class A Shares	$785	$1,274	$1,788	$3,192

Class B Shares
- assuming complete redemption at end of period	$824	$1,289	$1,878	$3,341
- assuming no redemption	$324	$989	$1,678	$3,341

Class C Shares
- assuming complete redemption at end of period	$424	$989	$1,678	$3,512
- assuming no redemption	$324	$989	$1,678	$3,512

Institutional Shares	$209	$646	$1,108	$2,390

Service Shares	$259	$796	$1,360	$2,895

Goldman Sachs International Equity Fund

Class A Shares	$704	$1,027	$1,373	$2,346

Class B Shares
- assuming complete redemption at end of period	$738	$1,033	$1,455	$2,499
- assuming no redemption	$238	$733	$1,255	$2,499

Class C Shares
- assuming complete redemption at end of period	$338	$733	$1,255	$2,686
- assuming no redemption	$238	$733	$1,255	$2,686

Institutional Shares	$122	$381	$660	$1,455

Service Shares	$173	$536	$923	$2,009

Combined Fund Pro Forma

Class A Shares	$703	$1,024	$1,368	$2,335

Class B Shares
- assuming complete redemption at end of period	$737	$1,030	$1,450	$2,489
- assuming no redemption	$237	$730	$1,250	$2,489

Class C Shares
- assuming complete redemption at end of period	$337	$730	$1,250	$2,676
- assuming no redemption	$237	$730	$1,250	$2,676

Institutional Shares	$121	$378	$654	$1,443

Service Shares	$172	$533	$918	$1,998

	1 Year	3 Years	5 Years	10 Years

Goldman Sachs Research Select Fund

Class A Shares	$707	$1,037	$1,390	$2,381

Class B Shares
- assuming complete redemption at end of period	$742	$1,044	$1,472	$2,534
- assuming no redemption	$242	$7,244	$1,272	$2,534

Class C Shares
- assuming complete redemption at end of period	$342	$744	$1,272	$2,720
- assuming no redemption	$242	$744	$1,272	$2,720

Institutional Shares	$125	$390	$676	$1,489

Service Shares	$176	$545	$939	$2,041

Goldman Sachs Structured U.S. Equity Fund

Class A Shares	$662	$898	$1,153	$1,881

Class B Shares
- assuming complete redemption at end of period	$694	$900	$1,232	$2,038
- assuming no redemption	$194	$600	$1,032	$2,038

Class C Shares
- assuming complete redemption at end of period	$294	$600	$1,032	$2,233
- assuming no redemption	$194	$600	$1,032	$2,233

Institutional Shares	$78	$243	$422	$942

Service Shares	$128	$400	$692	$1,523

Combined Fund Pro Forma

Class A Shares	$660	$892	$1,143	$1,860

Class B Shares
- assuming complete redemption at end of period	$692	$894	$1,221	$2,016
- assuming no redemption	$192	$594	$1,021	$2,016

Class C Shares
- assuming complete redemption at end of period	$292	$594	$1,021	$2,212
- assuming no redemption	$192	$594	$1,021	$2,212

Institutional Shares	$76	$237	$411	$918

Service Shares	$126	$393	$681	$1,500

      The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor will bear directly or indirectly. The examples should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount. The examples assume that all dividends and other distributions are reinvested.
      The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months.
      Certain institutions that sell Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A Shares or Class B Shares for services to their customers’ accounts and/or the Funds. For more information regarding such compensation, see “Shareholder Guide” in the Funds’ prospectuses and “Other Information” in their Statements of Additional Information.

Overview of the Transferor Funds and Surviving Funds
          Comparison of Investment Objectives and Principal Investment Strategies
      The following chart summarizes the investment objective and principal investment strategies of each Transferor Fund and its Corresponding Surviving Fund. The investment objectives of the European Equity Fund and the International Equity Fund are identical: long term capital appreciation. However, the European Equity Fund seeks to achieve its objective by investing primarily in large cap European stocks. The International Equity Fund seeks to achieve its objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.
      The investment objectives of the Research Select Fund: long-term growth of capital, and the Structured U.S. Equity Fund: long-term growth of capital and dividend income are similar. The Research Select Fund seeks to achieve its objective by investing in approximately 40-50 U.S. equity investments. The Structured U.S. Equity Fund seeks to achieve its objective by investing in large-cap and blue chip equity investments representing all major sectors of the U.S. economy and holds more portfolio securities than the Research Select Fund. Both Funds have the same investment adviser, GSAM, and employ research processes for stock selection that utilize many of the same fundamental factors. However, as discussed below, the Research Select Fund and Structured U.S. Equity Fund are managed by different portfolio management teams within GSAM. The Structured U.S. Equity Fund generally has had a higher portfolio turnover rate than the Research Select Fund.

Transferor Fund	Corresponding Surviving Fund

Goldman Sachs European Equity Fund:	Goldman Sachs International Equity Fund:
Seeks long-term capital appreciation. The Fund seeks this objective by investing primarily in large-cap European stocks	Seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.
The Goldman Sachs European Equity Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in European issuers. Because of its focus, the Fund will be more susceptible to European economic, market, political and local risks that a fund that is more geographically diversified	The Goldman Sachs International Equity Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $2.5 billion at the time of investment.
Goldman Sachs Research Select Fund:	Goldman Sachs Structured U.S. Equity Fund:
Seeks to provide long-term growth of capital by investing in a focused portfolio of U.S. Equity investments.	Seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

Transferor Fund	Corresponding Surviving Fund

The Goldman Sachs Research Select Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in equity investments selected for their potential to achieve capital appreciation over the long term. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 40-50 companies that are considered by GSAM to be positioned for long-term growth or are positioned as value opportunities which, in GSAM’s view, have identifiable competitive advantages and whose intrinsic value is not reflected in the stock price.	The Goldman Sachs Structured U.S. Equity Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its Net Assets in such equity investments.
      The investment objectives, policies and restrictions of each of the Transferor Funds are, in general, similar to those of its Corresponding Surviving Fund. However, there are certain differences between the investment policies and restrictions of the Transferor Funds and their Corresponding Surviving Funds. For additional information, see “Comparison of Transferor Funds and Surviving Funds — Investment Objectives and Principal Strategies, — Other Investment Practices and Investment Securities of the Transferor Funds and Surviving Funds and Comparison of Transferor Funds and Surviving Funds — Investment Objectives and Principal Strategies, — Investment Restrictions.”
          Service Providers
      Goldman Sachs Asset Management, L.P. (“GSAM”) serves as investment adviser to the Goldman Sachs Research Select Fund and the Goldman Sachs Structured U.S. Equity Fund. The Research Select Fund is co-managed by GSAM’s Growth and Value Teams, while the Structured U.S. Equity Fund is managed by GSAM’s Quantitative Equity Team. Information regarding Teams can be found in the respective Prospectuses for the Research Select Fund and Structured U.S. Equity Fund. Goldman Sachs Asset Management International (“GSAMI”) serves as investment adviser to the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund. GSAM and GSAMI are sometimes referred to herein as the “Advisers.”
      For a detailed description of the management of the Funds, including GSAM, GSAMI and other service providers to the Funds, see “Comparison of Transferor and Surviving Funds — Investment Advisers and Management fee Information,” “Comparison of Transferor and Surviving Funds — Other Service Providers,” and the Funds’ prospectuses which accompany this Proxy/ Prospectus.
          Share Class Characteristics and Shareholder Transactions and Services
      Sales Load, Distribution and Shareholder Servicing Arrangements for GST: With respect to each corresponding share class, the sales load, distribution and shareholder servicing arrangements described below are identical for each of the Transferor Funds and Surviving Funds.
      Class A Shares. There is a maximum sales charge of 5.50% for Class A Shares of the Funds. The sales charge is calculated as a percentage of the offering price for Class A Shares. Sales charges are reduced as the amount invested increases, provided that the amount invested reaches certain specified levels. There is no sales charge on purchases of Class A Shares of a Fund of $1,000,000 or more; however, a CDSC of 1% may be imposed in the event of certain redemptions within 18 months of purchase. This CDSC may be waived in certain circumstances.

      Class A Shares of the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Class A Shares of the Goldman Sachs International Equity Fund issued on the closing date of the Reorganization to Goldman Sachs European Equity Fund shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Class A Shares of the Goldman Sachs International Equity Fund made by former European Equity Fund shareholders on or after the closing date of the Reorganization will be subject to the redemption fee.
      GST has adopted a distribution and service plan (the “Goldman Class A Plan”) under which Class A Shares of the Funds bear distribution and service fees paid to authorized dealers and Goldman, Sachs & Co. (“Goldman Sachs”). Under the Goldman Class A Plan, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.25% of the average daily net assets of a Fund attributable to Class A Shares. The distribution fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (i) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (ii) commissions paid to authorized dealers; (iii) allocable overhead; (iv) telephone and travel expenses; (v) interest and other costs associated with the financing of such compensation and expenses; (vi) printing of prospectuses for prospective shareholders; (vii) preparation and distribution of sales literature or advertising of any type; and (viii) all other expenses incurred in connection with activities primarily intended to result in the sale of Class A Shares.
      Class B Shares. There is no front-end sales load imposed on Class B Shares of the Funds, however, a maximum CDSC of 5.00% may be imposed in the event of certain redemptions within six years of purchase. This CDSC may be waived in certain circumstances. Class B Shares of the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Class B Shares of the Goldman Sachs International Equity Fund issued on the closing date of the Reorganization to Goldman Sachs European Equity Fund shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Class B Shares of the Goldman Sachs International Equity Fund made by former European Equity Fund shareholders on or after the closing date of the Reorganization will be subject to the redemption fee.
      GST has adopted a distribution and service plan (the “Goldman Class B Plan”) under which Class B Shares of the Funds bear distribution and service fees paid to authorized dealers and Goldman Sachs. Under the Goldman Class B Plan, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services and personal account maintenance services equal, on an annual basis, to 0.75% and 0.25%, respectively, of a Fund attributable to Class B Shares. The distribution fees are subject to the requirements of Rule 12b-1 under the 1940 Act, and may be used (among other things) for: (i) compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representatives; (ii) commissions paid to authorized dealers; (iii) allocable overhead; (iv) telephone and travel expenses; (v) interest and other costs associated with the financing of such compensation and expenses; (vi) printing of prospectuses for prospective shareholders; (vii) preparation and distribution of sales literature or advertising of any type; and (viii) all other expenses incurred in connection with activities primarily intended to result in the sale of Class B Shares.
      Institutional Shares. Institutional Shares of the Funds are offered at net asset value with no front-end or contingent deferred sales charges. Institutional Shares of the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Institutional Shares of the Goldman Sachs International Equity Fund issued on the closing date of the Reorganization to Goldman Sachs European Equity Fund shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Institutional Shares of the Goldman Sachs International Equity Fund made by former European Equity Fund shareholders on or after the closing date of the Reorganization will be subject to the redemption fee.
      Service Shares. Service Shares of the Funds are offered at net asset value with no front-end or contingent deferred sales charges. Service Shares of the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund are subject to a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Service Shares of the Goldman Sachs International Equity Fund

issued on the closing date of the Reorganization to Goldman Sachs European Equity Fund shareholders in connection with the Reorganization will not be subject to the redemption fee. However, new purchases of Service Shares of the Goldman Sachs International Equity Fund made by former European Equity Fund shareholders on or after the closing date of the Reorganization will be subject to the redemption fee.
      Pursuant to a service plan and a separate shareholder administration plan, service organizations are entitled to receive payments for their services from the Funds. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of the Service Shares of the Funds that are attributable to or held in the name of the service organization for its customers.
      The purchase, redemption, exchange, dividend and other policies and procedures of the Transferor Funds and Surviving Funds are identical. See the applicable prospectuses for more information.
Voting Information
      The GST Trustees are furnishing this Proxy/ Prospectus in connection with the solicitation of proxies. Only shareholders of record at the close of business on                     , 2006, will be entitled to vote at the Special Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made on a properly executed proxy, the named proxies will vote in favor of the proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to GST a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. For additional information, see “Voting Information” below.

PRINCIPAL RISK FACTORS
Risks of Investing in the Transferor Funds and the Surviving Funds
      An investment in a Transferor Fund or its Corresponding Surviving Fund is subject to specific risks arising from the types of securities in which the Transferor Fund or its Surviving Fund invests and general risks arising from investing in any mutual fund. There is no assurance that a Transferor Fund or a Corresponding Surviving Fund will meet its investment objective, and investors could lose money by investing in a Transferor Fund or its Corresponding Surviving Fund. As with all mutual funds, an investment in a Transferor Fund or a Corresponding Surviving Fund is not insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board or any other government agency.
      The Funds will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Funds hold may rise or decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of an investment in a Fund may increase or decrease. Recently, certain stock markets have experienced substantial price volatility.
      The principal risks applicable to the Transferor Funds and the Surviving Funds are described in the table that follows below. While the principal risks of each Transferor Fund are generally similar to its Corresponding Surviving Fund, there are certain differences, as highlighted below. Additionally, because the European Equity Fund concentrates its investments in issuers located in Europe, it may be subject to greater geographic risk than the International Equity Fund. More information about certain types of portfolio securities and investment techniques, and their associated risks, is provided in Appendix A to the prospectuses of the Funds. You should consider the investment risks discussed in Appendix A in the prospectuses of the Funds which are important to your investment choice.

Principal Risk	Funds Subject to Risk

Credit/ Default Risk — The risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its payment obligations. For certain funds, this risk may include the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities.
All Funds

Foreign Risk — The risk that when a Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. A Fund will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when a Fund invests in issuers located in emerging countries.
All Funds

Principal Risk	Funds Subject to Risk

Emerging Countries Risk — The securities markets of Asian, Latin, Central and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.
European Equity Fund International Equity Fund Research Select Fund

Stock Risk — The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.	All Funds

Derivatives Risk — The risk that loss may result from a Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.
All Funds

Interest Rate Risk — The risk that when interest rates increase, securities held by a Fund will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.
All Funds

Management Risk — The risk that a strategy used by the investment adviser may fail to produce the intended results.	All Funds

Market Risk — The risk that the market value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
All Funds

Principal Risk	Funds Subject to Risk

Liquidity Risk — The risk that a Fund will not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Funds that invest in non-investment grade fixed-income securities, small and mid-capitalization stocks, real estate investment trusts and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate. The Goldman Sachs GST Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in the Funds and other funds for which GSAM or an affiliate now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in a Fund may further increase liquidity risk and may impact a Fund’s NAV.
All Funds

Investment Style Risk — Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
All Funds

Mid Cap and Small Cap Risk — The securities of small capitalization and mid-capitalization companies involve greater risks then those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price.
European Equity Fund Research Select Fund

Geographic Risk — Concentration of the investments in issuers located in a particular country or region will subject a Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.
European Equity Fund International Equity Fund

Principal Risk	Funds Subject to Risk

IPO Risk — The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
European Equity Fund

INFORMATION ABOUT THE REORGANIZATIONS
      Significant features of the Reorganizations are summarized below. This summary is qualified in its entirety by reference to the Plan of Reorganization which is attached as Appendix A to this Proxy/Prospectus.
GST Trustees’ Considerations
      At a meeting held on May 11, 2006, the Board of Trustees of the Trust, including the non-interested Trustees (as defined in the 1940 Act), unanimously approved the Plan of Reorganization, which provides for the reorganization of: (i) the European Equity Fund with and into the International Equity Fund; and (ii) the Research Select Fund with and into the Structured U.S. Equity Fund. The Board of Trustees determined that the Reorganizations are in the best interests of each Fund, and that the interests of shareholders will not be diluted as a result of the Reorganizations. The Board’s determinations were based on a number of factors, including the following.

European Equity Fund
      Small Asset Size and Limited Demand. The Trustees considered the fact that the European Equity Fund commenced investment operations in 1998, and after more than seven years of operations its total net assets are approximately $48 million. The Trustees also considered the information provided by the GSAMI indicated there was low market demand for European-only mutual funds generally, and that the Fund’s prospects for future growth were limited.
      High Gross Operating Expenses. The Trustees considered the fact that because of the size of the European Equity Fund GSAMI is waiving and/or reimbursing a significant portion of its ordinary operating expenses. Over the Fund’s last three fiscal years, GSAMI and its affiliates have reimbursed voluntarily approximately $944,000 to the Fund to cover the Fund’s expenses. The Trustees believed that it was highly probable that, because of its low asset level, the Fund’s high gross operating expenses would continue indefinitely.
      Benefits of International Equity Fund. The Trustees considered the benefits of reorganizing the European Equity Fund into the International Equity Fund. From an investment perspective, these benefits include the following: (i) both Funds have similar investment objectives, policies and practices; (ii) both Funds are managed by GSAMI’s Active International Equity Team, which is organized under the same Chief Investment Officer; (iii) a substantial portion of the International Equity Fund’s investments are in European stocks, although the Fund also makes investments in other geographic regions; and (iv) although for the period ended March 31, 2006 the three and five year investment performance of the International Equity Fund was lower than the investment performance of the European Equity Fund, the one year performance of the International Equity Fund was higher than the European Equity Fund’s.
      From an expense perspective, the Trustees noted that: (i) the management fee rates, transfer agency fee rates and distribution and service plan fee rates for both Funds are the same; (ii) the net ordinary operating expense ratios after voluntary expense reimbursements are currently the same for each Fund; and (iii) because of its larger asset base, the ordinary expense ratios of the International Equity Fund before voluntary expense reimbursements are lower than those of the European Equity Fund.
      Federal Tax Treatment. The Trustees considered that, for Federal income tax purposes, the Reorganization of the European Equity Fund into the International Equity Fund is to be structured as a tax-free transaction for each Fund and its shareholders.
      Reorganization Expenses. The Trustees considered that transaction expenses incurred in connection with the reorganization of the European Equity Fund into the International Equity Fund will be assumed by GSAMI or its affiliates. In this connection, the Trustees noted that it was expected that a significant percentage of the portfolio holdings of the European Equity Fund would be sold in connection with the Reorganization, and that the explicit brokerage costs of these transactions would be borne by GSAM or its affiliates.

Research Select
      Declining Asset Size and Limited Demand. The Trustees noted the sizeable net share redemptions in the Research Select Fund over the past three years and the decline in the Fund’s asset size over that period. The Trustees also considered the possibility that the trend of net share redemptions would persist indefinitely.
      High Gross Operating Expenses. The Trustees considered that GSAM is waiving and/or reimbursing a portion of the Research Select Fund’s ordinary operating expenses. Over the Fund’s last three fiscal years, GSAM had reimbursed voluntarily approximately $669,000 to the Fund to cover the Fund’s expenses.
      Benefits of Structured U.S. Equity Fund. The Trustees considered the benefits of reorganizing the Research Select Fund into the Structured U.S. Equity Fund. From an investment perspective, these benefits include the following: (i) both Funds use the same investment performance benchmark — the S&P 500 Index®; (ii) the Funds have similar investment objectives and both invest primarily in U.S. stocks; (iii) the Structured U.S. Equity Fund has outperformed both its investment performance benchmark and the Research Select Fund for the one, three and five year periods ended March 31, 2006; (iv) both Funds are categorized as “Large Blend Funds” by Morningstar; and (v) although the Research Select Fund is co-managed by GSAM’s Growth and Value Teams and the Structured U.S. Equity Fund is managed by GSAM’s Quantitative Equities Teams, each of these Teams employs research intensive processes for stock selection.
      From an expense perspective, the Trustees noted that the ordinary operating expense ratios of the Structured U.S. Equity Fund were significantly lower than those of the Research Select Fund. In particular, the Funds’ comparative annualized ordinary operating expense ratios, after voluntary fee waivers and expense reimbursements, are currently as follows: Research Select Fund — 1.45%, 2.20%, 2.20%, 1.55% and 1.05% for Class A, Class B, Class C, Service and Institutional Shares, respectively, and Structured U.S. Equity Fund — 0.95%, 1.70%, 1.70%, 1.05% and 0.55%, respectively. The annualized ordinary operating expense ratios, before voluntary fee waivers and expense reimbursements, of the Structured U.S. Equity Fund are also significantly lower than those of the Research Select Fund’s.
      Federal Tax Treatment. The Trustees considered that, for Federal income tax purposes, the Reorganization of the Research Select Fund into the Structured U.S. Equity Fund is to be structured as a tax-free transaction for each Fund and its shareholders.
      In addition, the Trustees considered the capital loss tax carryforwards of the Research Select Fund, which were approximately $418 million as of the end of the Fund’s last tax year ended August 31, 2005. The Trustees were informed that while those capital loss tax carryforwards will be transferred to the Structured U.S. Equity Fund in the Reorganization, most of the carryforwards will not be usable, due to annual limitations resulting from the Reorganization. Therefore, one consequence of the Reorganization will be to increase the likelihood that shareholders of the Research Select Fund who become shareholders of the Structured U.S. Equity Fund will receive capital gains distributions after the Reorganization that are taxable to them. The Trustees considered the loss of the potential benefits of the capital loss tax carryforwards to the Research Select Fund and its shareholders in light of a number of factors including: (i) the potential benefits of the Reorganization such as the substantially lower expense structure of the Structured U.S. Equity Fund; and (ii) the possibility that, in light of the Research Select Fund’s declining asset base, the potential benefits of a substantial portion of that Fund’s capital loss carryforwards would remain unused by the time they expired in 2010 and 2011.
      Reorganization Expenses. The Trustees considered that transaction expenses incurred in connection with the reorganization of the Research Select Fund into the Structured U.S. Equity Fund will be assumed by GSAM or its affiliates. In this connection, the Trustees noted that it was expected that a significant percentage of the portfolio holdings of the Research Select Fund would be sold in connection with the Reorganization, and that the explicit brokerage costs of these transactions would be borne by GSAM or its affiliates.
The Plan of Reorganization
      The following summary of the Plan of Reorganization is qualified in its entirety by reference to the Plan of Reorganization attached to this Proxy/ Prospectus as Appendix A.

      The Plan of Reorganization provides that with respect to each Transferor Fund: (i) all of the Transferor Fund’s assets will be acquired, and all of the liabilities of the Transferor Fund will be assumed, by its Corresponding Surviving Fund in exchange for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares, (ii) Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares of the Corresponding Surviving Fund received will be distributed to the shareholders of the Transferor Fund, and (iii) the Transferor Fund will be terminated.
      Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur upon at the opening of business on                     , 2006 or on a later date as the parties may agree (the “Effective Time of the Reorganization”).
      With respect to each Reorganization, each shareholder of a Transferor Fund will receive the number of full and fractional (to the third decimal place) Class A Shares, Class B Shares, Class C Shares, Institutional Shares or Service Shares of its Corresponding Surviving Fund equal in value to the value of the Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares held as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) at the Effective Time of the Reorganization. Immediately upon receipt of Surviving Fund shares, the Transferor Fund will liquidate and distribute pro-rata to its shareholders of record as of the Effective Time of the Reorganization the shares of the Corresponding Surviving Fund received by the Transferor Fund in that Reorganization. The transactions described above are summarized in the following table.

Transferor Funds	Surviving Funds

European Equity Fund Class A Shares Class B Shares Class C Shares Institutional Shares Service Shares	International Equity Fund Class A Shares Class B Shares Class C Shares Institutional Shares Service Shares
Research Select Fund Class A Shares Class B Shares Class C Shares Institutional Shares Service Shares	Structured U.S. Equity Fund Class A Shares Class B Shares Class C Shares Institutional Shares Service Shares
      The liquidation and distribution of the Transferor Fund’s shares will be accomplished by the transfer of the Corresponding Surviving Fund’s shares then credited to the account of the Transferor Fund on the books of the Corresponding Surviving Fund to open accounts on the share records of the Corresponding Surviving Fund in the names of the shareholders of the Transferor Fund. The aggregate net asset values of the Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares of the Corresponding Surviving Fund to be credited to the shareholders of the Transferor Fund will be equal to the aggregate net asset values of the Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares, respectively, of the Transferor Fund owned by such shareholders at the close of business on the business day immediately preceding the Effective Time of the Reorganization. All issued and outstanding shares of each Transferor Fund will simultaneously be canceled on the books of such Transferor Fund.
      Under the Plan of Reorganization, GST will not bear fees, expenses or explicit brokerage commissions in connection with the transactions contemplated by the Plan of Reorganization. The fees, expenses and explicit brokerage commissions in connection with entering into and carrying out the transactions contemplated by the Plan of Reorganization will be paid by GSAM (or an affiliate).
      The Plan of Reorganization contains a number of conditions that must be satisfied in order for a Reorganization to occur. These include, among others, that: (i) the shareholders of a Transferor Fund approve the reorganization of their Transferor Fund; and (ii) GST receives from its counsel the tax opinion discussed below under “Federal Income Tax Consequences.”

      The Plan of Reorganization may be terminated and either Reorganization abandoned at any time prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Trustees of GST.
      Approval of each Reorganization requires the approval of the holders of the lesser of (i) more than 50% of the outstanding shares of the relevant Transferor Fund or (ii) 67% or more of the shares of the relevant Transferor Fund present at the Special Meeting if more than 50% of the outstanding shares of the relevant Transferor Fund are represented at the Special Meeting in person of by proxy. See the section of this Proxy/Prospectus entitled “Voting Information” for more information.
      The Plan of Reorganization provides that the failure of either Transferor Fund to consummate the transactions contemplated in the Plan of Reorganization will not affect the consummation of the validity of the Reorganization with respect to the other Transferor Fund.
      Although each Transferor Fund has a similar investment objective and principal strategies to its Corresponding Surviving Fund, the Advisers anticipate selling portions of the Transferor Funds’ securities shortly before or after the Reorganizations. To the extent that a Transferor Fund’s securities holdings are sold prior to the Reorganizations, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Corresponding Surviving Fund may hold. In addition, if a portfolio holding of a Transferor Fund is not a permissible portfolio holding of its Corresponding Surviving Fund, the holdings may be sold prior to or immediately following the Reorganizations. The disposition of certain portfolio investments prior to a Reorganization could result in selling such investments at a disadvantageous time. The sale of securities either prior to a Reorganization or shortly thereafter could result in the Transferor Fund or its Corresponding Surviving Fund realizing gains, and making distributions to shareholders attributable to those gains, that would not otherwise have been realized but for that Reorganization. Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs. In this event, GSAM or an affiliate will pay the explicit brokerage commissions resulting from portfolio transactions executed on behalf of the Transferor Funds in connection with the Reorganization.
      If the Reorganizations are approved, Transferor Fund shareholders who do not wish to have their shares exchanged for shares of a Corresponding Surviving Fund as part of the Reorganizations should redeem their shares prior to the consummation of the Reorganizations. If you redeem your shares, you will recognize a taxable gain or loss for federal income tax purposes based on the difference between your tax basis in the shares and the amount you receive for them. Redemptions of Class A, Class B and Class C Shares by Transferor Fund shareholders prior to the date of the Reorganizations will not be subject to any applicable contingent deferred sales charge. Additionally, share redemptions from the European Equity Fund prior to the reorganization will not be subject to a redemption fee. If you do not redeem your shares prior to a Reorganization and it is approved by shareholders, your shares will be exchanged as part of that Reorganization.
Description of the Securities to be Issued
      Shareholders of each Transferor Fund as of the Effective Time of the Reorganization will receive full and/or fractional Class A Shares, Class B Shares, Class C Shares, Institutional Shares or Service Shares of the respective Corresponding Surviving Fund in accordance with the procedures provided for in the Plan of Reorganization, as described above. The Surviving Fund shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights.
Federal Income Tax Consequences
      The exchange of each Transferor Fund’s assets for the Corresponding Surviving Fund shares and the assumption of the liabilities of each Transferor Fund pursuant to the Reorganization Agreement is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganizations, GST will receive the opinion of Drinker Biddle & Reath LLP, counsel to GST, to the effect that on the basis of the existing provisions of the Code, Treasury regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations, with respect to the Reorganization, for federal income tax purposes:

(1)	the acquisition of the assets of the Transferor Funds in return for shares of the Surviving Funds and the assumption by the Surviving Funds of the liabilities of the Transferor Funds followed by the distribution of those shares to the Transferor Fund shareholders will constitute two “reorganizations” within the meaning of Section 368(a)(1)(C) or (D) of the Code, and each of the Surviving Funds and the Transferor Funds will be “a party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)	the Transferor Funds will recognize no gain or loss upon the transfer of their assets and liabilities to the Corresponding Surviving Fund;

(3)	the Surviving Funds will recognize no gain or loss upon the receipt of the assets of the Corresponding Transferor Fund in exchange for Surviving Fund shares and the assumption of the liabilities of the respective Transferor Fund;

(4)	no shareholder of a Transferor Fund will recognize gain or loss upon the receipt of Corresponding Surviving Fund shares in exchange for Transferor Fund shares;

(5)	each shareholder of a Transferor Fund will obtain an aggregate tax basis in the Surviving Fund shares received in the exchange equal to the shareholder’s aggregate tax basis in the Transferor Fund shares exchanged;

(6)	the tax basis of the assets of each Transferor Fund in the hands of the Corresponding Surviving Fund will be the same as the tax basis of those assets in the hands of the Transferor Fund immediately before the transfer;

(7)	the holding period of Surviving Fund shares received by each shareholder of the Corresponding Transferor Fund will include the holding period of the corresponding Transferor Fund shares exchanged by that shareholder, provided that at the time of the exchange the Transferor Fund shares were held by that shareholder as capital assets; and

(8)	the holding period of each Surviving Fund for the assets of the Corresponding Transferor Fund transferred to it will include the period during which those assets were held by the Transferor Fund.
      Shares held for the purpose of investment are generally considered to be capital assets.
      GST has not sought, and will not seek, a tax ruling from the Internal Revenue Service (“IRS”) on the tax treatment of the Reorganizations. The opinion of counsel will not be binding on the IRS, nor will it preclude the IRS (or a court) from adopting a contrary position.
      Immediately before the Reorganizations, each Transferor Fund will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of its remaining undistributed investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization. Any such dividends will generally be included in the taxable income of a Transferor Fund’s shareholders.
      As a result of the Reorganizations the amount of each Transferor Fund’s capital loss carryforwards that each Surviving Fund may use to offset capital gains recognized after the Reorganizations will be subject to an annual limitation under sections 382 and 383 of the Code. In general, the limitation for each taxable year will equal the sum of (1) the product of the net asset value of the Transferor Fund as of the Effective Time of the Reorganization multiplied by that month’s “long-term tax-exempt rate” (which is a market-based rate published by the IRS each month) plus (2) the amount of any unrealized built-in gains of the Transferor Fund as of the Effective Time of the Reorganization that the Surviving Fund recognizes within the first five taxable years ending after the Effective Time of the Reorganization (as long as the amount of unrealized built-in gains is greater than the lesser of (i) 15% of the net asset value of the Transferor Fund or (ii) $10,000,000 as of the Effective Time). (The annual limitation will be proportionately reduced for the post-Effective Time of the Reorganization portion of the Surviving Fund’s current taxable year after the Effective Time of the Reorganization and for any subsequent short taxable year.) The effect of the annual limitation resulting from the Reorganization will be to preclude the use of most of the

Research Select Fund’s capital loss carryforwards altogether because the carryforwards in excess of the annual limitation will expire unused in 2010 and 2011. In the case of the European Equity Fund, the use of the Fund’s capital loss carryforwards will be substantially limited because the carryforwards in excess of the annual limitation will expire unused in 2010, 2011 and 2012.
      The Surviving Funds anticipate selling portions of the portfolio holdings received from Transferor Funds after the Reorganizations. The sale of these securities after the Reorganization will result in those Surviving Funds recognizing gains and/or losses that they would not otherwise have realized were it not for the Reorganizations. If the net effect of these additional gains and/or losses is an increase in a Surviving Fund’s net short-term or long-term capital gain for the current calendar year and/or fiscal year, the amount of the Fund’s taxable distributions to shareholders may be increased.
      Shareholders should consult their own tax advisers concerning the potential tax consequences of each Reorganization to them, including foreign, state and local tax consequences.

Capitalization
      The following tables show the capitalization of each Transferor Fund and its Corresponding Surviving Fund as of February 28, 2006, and the capitalization of such Surviving Fund on a pro-forma basis as of that date after giving effect to the Reorganizations. The following are examples of the number of Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares of a Surviving Fund that would be exchanged for the shares of its Corresponding Transferor Fund if the Reorganizations shown had been consummated on February 28, 2006 and do not reflect the number of such shares or the value of such shares that would actually be received if the Reorganizations depicted occur. Amounts in the tables are in thousands, except for net asset value per share.
Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund

		Goldman	Goldman
		Sachs	Sachs
		European	International		Combined
		Equity	Equity	Pro Forma	Fund
	Class	Fund	Fund*	Adjustments	Pro Forma

Net Assets:	Class A Shares	$17,411	$352,368		$369,779
	Class B Shares	$2,347	$14,537		$16,884
	Class C Shares	$1,056	$20,763		$21,819
	Institutional Shares	$22,453	$71,894		$94,347
	Service Shares	$2,719	$799		$3,518

Net Asset Value Per Share:	Class A Shares	$13.40	$20.14		$20.14
	Class B Shares	$12.97	$19.52		$19.52
	Class C Shares	$13.00	$19.12		$19.12
	Institutional Shares	$13.53	$20.57		$20.57
	Service Shares	$13.24	$20.30		$20.30

Shares Outstanding:	Class A Shares	1,300	17,492	(435)	18,357
	Class B Shares	181	745	(61)	865
	Class C Shares	81	1,086	(26)	1,141
	Institutional Shares	1,659	3,495	(567)	4,587
	Service Shares	205	39	(71)	173

*	The Goldman Sachs International Equity Fund will be the accounting survivor for financial statement purposes.

Goldman Sachs Research Select Fund and Goldman Sachs Structured U.S. Equity Fund

			Goldman
		Goldman	Sachs
		Sachs	Structured		Combined
		Research	U.S.		Fund
		Select	Equity	Pro Forma	Pro
	Class	Fund	Fund*	Adjustments	Forma

Net Assets:	Class A Shares	$55,028	$522,638		$577,666
	Class B Shares	$79,066	$92,726		$171,792
	Class C Shares	$30,427	$37,569		$67,996
	Institutional Shares	$2,021	$317,316		$319,337
	Service Shares	$2	$10,591		$10,593

Net Asset Value Per Share:	Class A Shares	$7.50	$31.15		$31.15
	Class B Shares	$7.19	$29.42		$29.42
	Class C Shares	$7.19	$29.29		$29.29
	Institutional Shares	$7.67	$31.76		$31.76
	Service Shares	$7.50	$30.88		$30.88

Shares Outstanding:	Class A Shares	7,336	16,777	(5,569)	18,544
	Class B Shares	11,002	3,152	(8,315)	5,839
	Class C Shares	4,230	1,283	(3,192)	2,321
	Institutional Shares	264	9,990	(200)	10,054
	Service Shares	—	343		343

*	The Goldman Sachs Structured U.S. Equity Fund will be the accounting survivor for financial statement purposes.

COMPARISON OF TRANSFEROR AND SURVIVING FUNDS
Investment Objectives and Principal Investment Strategies
      This section briefly compares and contrasts the investment objectives and principal investment strategies of each Transferor Fund with those of its Corresponding Surviving Fund. More complete information may be found in the respective prospectuses for the Transferor Funds and the Surviving Funds.
Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund
Investment Objectives:

(a)	Goldman Sachs European Equity Fund: Seeks long-term capital appreciation. The Fund seeks this objective by investing primarily in large-cap European stocks.

(b)	Goldman Sachs International Equity Fund: Seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.
      Principal Investment Strategies: The Goldman Sachs European Equity Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in European issuers. Because of its focus, the Fund will be more susceptible to European economic, market, political and local risks that a fund that is more geographically diversified.
      A European issuer is a company that either:

•	Has a class of its securities whose principal securities market is in one or more European countries;

•	Is organized under the laws of, or has a principal office in, a European country;

•	Derives 50% or more of its total revenue from goods produced, sales made or services provided in one or more European countries; or

•	Maintains 50% or more of its assets in one or more European countries.
      The Fund may allocate its assets among different countries as determined by GSAMI from time to time, provided that the Fund’s assets are invested in at least three European countries. It is currently anticipated that a majority of the Fund’s assets will be invested in the equity securities of large-cap companies located in the developed countries of Western Europe. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. In addition, the Fund may invest, without limit, in mid-cap companies and small-cap companies, as well as companies located in emerging countries in Eastern European nations, including the states that formerly comprised the Soviet Union and Yugoslavia.
      The Goldman Sachs International Equity Fund invests, under normal circumstances, substantially all, and at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $2.5 billion at the time of investment.
      The Fund may allocate its assets among countries as determined by GSAMI from time to time provided that the Fund’s assets are invested in at least three foreign countries.
      The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. In addition, the Fund may also invest in the securities of issuers located in Australia, Canada and New Zealand and in emerging countries. Currently, emerging countries include, among others, most Latin and South American, African, Asian and Eastern European nations.

Goldman Sachs Research Select Fund and Goldman Sachs Structured U.S. Equity Fund
Investment Objectives:

(a)	Goldman Sachs Research Select Fund: Seeks to provide long-term growth of capital by investing in a focused portfolio of U.S. equity investments.

(b)	Goldman Sachs Structured U.S. Equity Fund: Seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.
      Principal Investment Strategies: The Goldman Sachs Research Select Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in equity investments selected for their potential to achieve capital appreciation over the long term. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 40-50 companies that are considered by GSAM to be positioned for long-term growth or are positioned as value opportunities which, in GSAM’s view, have identifiable competitive advantages and whose intrinsic value is not reflected in the stock price.
      The Fund may invest in securities of any capitalization. Although the Fund will invest primarily in publicly traded U.S. securities (including securities of foreign issuers that are traded in the United States), it may invest up to 20% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. A committee of portfolio managers representing GSAM’s Value and Growth investment teams will meet regularly to discuss stock selection and portfolio construction for the Fund. GSAM will rely on research generated by the portfolio managers/analysts that comprise GSAM’s Value and Growth investment teams.
      The Goldman Sachs Structured U.S. Equity Fund invests, under normal circumstances, at least 90% of its total assets (not including securities lending collateral and any investment of that collateral) measured at time of purchase (“Total Assets”) in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at least 95% of its Net Assets in such equity investments.
      The Fund’s investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. The Fund is not required to limit its investments to securities in the S&P 500 Index.

Other Investment Practices and Investment Securities of the Transferor Funds and the Surviving Funds
      The tables below compare some of the investment techniques that may (but are not required to) be used by a Transferor Fund in seeking to achieve its investment objective with those used by a Surviving Fund. Numbers in this table show allowable usage only; for actual usage, consult the Transferor Fund’s or Surviving Fund’s annual/semi-annual reports.

10 Percent of total assets (including securities
lending collateral) (Italic type)
10 Percent of net assets (excluding borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited							Goldman Sachs
only by the objective and strategies of the	Goldman Sachs		Goldman Sachs		Goldman Sachs		Structured
Fund	European Equity		International		Research Select		U.S. Equity
— Not permitted	Fund		Equity Fund		Fund		Fund

Investment Practices
Borrowings	33	1/3	33	1/3	33	1/3	33	1/3
Cross Hedging of Currencies	•		•		•		•
Currency Swaps	15	[1]	15	[1]	—		—
Custodial Receipts and Trust Certificates	•		•		•		•
Equity Swaps	15	[1]	15	[1]	15	[1]	15	[1]
Foreign Currency Transactions	•		•		•	[2]	•	[2]
Futures Contracts and Options on Futures Contracts	•		•		•		•	[3]
Investment Company Securities (including iShares sm and Standard & Poor’s Depositary Receipts tm)	10		10•		10		10
Options on Foreign Currencies	•	[4]	•	[4]	•	[5]	•
Options on Securities and Securities Indices	•	[5]	•	[5]	•	[6]	•
Repurchase Agreements	•		•		•		•
Securities Lending	33	1/3	33	1/3	33	1/3	33	1/3
Short Sales Against the Box	25		25		25		—
Unseasoned Companies	•		•		•		•
Warrants and Stock Purchase Rights	•		•		•		•
When-Issued and Forward Commitments	•		•		•		•

1.	Limited to 15% of a Fund’s net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.

2.	Limited by the amount the Funds invest in foreign securities.

3.	The Goldman Sachs Structured U.S. Equity Fund may enter into futures transactions only with respect to the S&P 500® Index.

4.	The GST Funds may purchase and sell call and put options.

5.	The GST Funds may sell covered call and put options and purchase call and put options.

10 Percent of total assets (excluding securities
lending collateral) (Italic type)
10 Percent of net assets (including borrowings
for investment purposes) (Roman Type)
• No specific % limitation on usage; limited							Goldman Sachs
only by the objective and strategies of the	Goldman Sachs		Goldman Sachs		Goldman Sachs		Structured
Fund	European Equity		International		Research Select		U.S. Equity
— Not permitted	Fund		Equity Fund		Fund		Fund

Investment Securities
American Depositary Receipts	•		•		•		•
European Global Depositary Receipts	•		•		•		—
Asset-Backed and Mortgage-Backed Securities	•	[1]	•	[1]	—		—
Bank Obligations	•	1/2	•	1/2	•	[1]	•	1/2
Convertible Securities	•		•		•	[3]	•	[3]
Corporate Debt Obligations	•	[1]	•	[1]	•	[1]	•	[1]
Equity Investments	80+		80+		80+		90+
Emerging Country Securities	•		•		20	[4]	—
Fixed Income Securities	20	5/6	20	[5]	20	[5]	10	[5]
Foreign Securities	•		•		20	[4]	•	[7]
Foreign Government Securities	•	[1]	•	[1]	—		•
Non-Investment Grade Fixed Income Securities	•	1/8	•	1/8	10	1/8	—
Real Estate Investment Trusts (“REITs”)	•		•		•		•
Structured Securities	•	[9]	•	[9]	•	[9]	•	[9]
Temporary Investments	100		35		100		35
U.S. Government Securities	•	[1]	•	[1]	•	[1]	•	[1]

1.	Limited by the amount the Funds invest in fixed-income securities and, with respect to the Structured U.S. Equity Fund, limited to cash obligations only.

2.	Issues by U.S. or foreign banks.

3.	No minimum rating criteria.

4.	The Research Select Fund may invest in the aggregate up to 20% of its Net Assets in foreign securities, including emerging countries.

5.	Except as noted under “Non-Investment Grade Fixed Income Securities,” fixed income securities are investment grade (e.g., BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”), Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”)).

6.	The European Equity Fund may invest in the aggregate up to 20% of its Net Assets in: (1) equity investments in issuers located in non-European countries; and (2) fixed income investments.

7.	Equity securities of foreign issuers must be traded in the United States.

8.	May be BB or lower by Standard & Poor’s, Ba or lower by Moody’s or have a comparable rating by another NRSRO at the time of investment.

9.	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and all swap transactions.
Investment Advisers and Management fee Information
      The Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund are managed on a day-to-day basis by GSAMI. The Goldman Sachs Research Select Fund and Goldman Sachs Structured U.S. Equity Fund are managed by GSAM. GSAMI and GSAM will continue to manage the Surviving Funds after the Reorganization. As of                     , 2006, GSAMI and GSAM had assets under management of approximately $           billion and $           billion, respectively.

      The following table shows the contractual investment management fee ratios and the fee ratios after any fee waivers for each Transferor Fund and its corresponding Surviving Fund. The fees of the Structured U.S. Equity Fund and Research Select Fund and based on estimates for the current fiscal year. The fees of the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund are based on expenses for the twelve months ended August 31, 2005.

	Management		Management
	Fees Before/After		Fees Before/After
Transferor Fund	Waivers	Corresponding Surviving Fund	Waivers

Goldman Sachs European Equity	1.00%/1.00%[1]	Goldman Sachs International Equity	1.00%/1.00%[1]
Goldman Sachs Research Select	1.00%/0.95%[1]	Goldman Sachs Structured U.S. Equity	0.65%/0.51%[1]

[1]	The Advisers have entered into the following fee reduction commitment for the Funds which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005:

	Management Fee	Average Daily
Fund	Annual Rate	Net Assets

European Equity	1.00%	First $1 Billion
	0.90%	Next $1 Billion
	0.86%	Over $2 Billion
International Equity	1.00%	First $1 Billion
	0.90%	Next $1 Billion
	0.86%	Over $2 Billion
Research Select	1.00%	First $1 Billion
	0.90%	Next $1 Billion
	0.86%	Over $2 Billion
Structured U.S. Equity	0.65%	First $1 Billion
	0.59%	Next $1 Billion
	0.56%	Over $2 Billion

Effective July 1, 2005, GSAM has voluntarily agreed to waive a portion of its management fee equal to 0.05% of the Research Select Fund’s average daily net assets. Additionally, effective December 29, 2005, GSAM has voluntarily agreed to waive a portion of its management fee equal to 0.14% of the Structured U.S. Equity Fund’s average daily net assets. Prior to the fee reduction commitment described above, the management fees for the European Equity Fund, International Equity Fund, Research Select Fund and Structured U.S. Equity Fund as an annual percentage rate of average daily net assets were 1.00%, 1.00%, 1.00% and 0.65%, respectively.
Other Service Providers
      The Transferor Funds and Surviving Funds have the same service providers. The names of these service providers are set forth below:

Distributor	Goldman, Sachs & Co. 85 Broad Street New York, NY 10004
Transfer Agent and Dividend Disbursing Agent	Goldman, Sachs & Co.
Custodian	State Street Bank & Trust Company
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
Administration Arrangements
      GSAM and GSAMI provide various administrative, accounting and corporate services to the Funds. GSAM and GSAMI perform these administrative services for the GST Funds as part of the services they perform under their respective investment advisory contracts with the Funds.

Dividends and Other Distributions
      Dividends from investment company taxable income and distributions from net capital gains, if any, are generally declared and paid annually by each Fund.

ADDITIONAL INFORMATION ABOUT THE TRANSFEROR
AND SURVIVING FUNDS
Financial Highlights
      The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or less if the Fund has not been in operation for five years). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Fund (assuming reinvestment of all dividends and distributions). Except as noted below, the information has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP’s report along with such Fund’s financial statements, are included in the annual report, which is available upon request without charge. The financial highlights for the six months ended February 28, 2006 is unaudited.
      Selected data for a share of beneficial interest outstanding throughout each period.

FINANCIAL HIGHLIGHTS
Goldman Sachs European Equity Fund
Selected Data for a Share Outstanding
Throughout Each Period

		Income (Loss) from Investment Operations			Distributions to Shareholders
	Net Asset
	Value,	Net	Net Realized	Total from	From Net	From Net
	Beginning	Investment	and Unrealized	Investment	Investment	Realized	Total
Year—Share Class	of Period	Income (Loss)(a)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Six Months Ended February 28, (Unaudited)
2006 - A	$12.29	$(0.03)	$1.26	$1.23	$(0.12)	$—	$(0.12)
2006 - B	11.85	(0.08)	1.22	1.14	(0.02)	—	(0.02)
2006 - C	11.88	(0.08)	1.23	1.15	(0.03)	—	(0.03)
2006 - Institutional	12.44	(0.01)	1.28	1.27	(0.18)	—	(0.18)
2006 - Service	12.20	(0.04)	1.25	1.21	(0.17)	—	(0.17)
For the Years Ended August 31,
2005 - A	9.93	0.09	2.35	2.44	(0.08)	—	(0.08)
2005 - B	9.62	0.01	2.27	2.28	(0.05)	—	(0.05)
2005 - C	9.62	— (c)	2.29	2.29	(0.03)	—	(0.03)
2005 - Institutional	10.07	0.14	2.39	2.53	(0.16)	—	(0.16)
2005 - Service	9.93	0.11	2.31	2.42	(0.15)	—	(0.15)
2004 - A	8.23	0.02	1.75	1.77	(0.07)	—	(0.07)
2004 - B	8.01	(0.01)	1.67	1.66	(0.05)	—	(0.05)
2004 - C	8.02	(0.01)	1.67	1.66	(0.06)	—	(0.06)
2004 - Institutional	8.36	0.16	1.68	1.84	(0.13)	—	(0.13)
2004 - Service	8.25	0.06	1.72	1.78	(0.10)	—	(0.10)
2003 - A	7.64	0.04	0.55	0.59	— (c)	—	— (c)
2003 - B	7.48	0.02	0.51	0.53	—	—	—
2003 - C	7.48	0.02	0.52	0.54	—	—	—
2003 - Institutional	7.80	0.07	0.58	0.65	(0.09)	—	(0.09)
2003 - Service	7.70	0.07	0.54	0.61	(0.06)	—	(0.06)
2002 - A	9.31	0.01	(1.40)	(1.39)	—	(0.28)	(0.28)
2002 - B	9.17	(0.02)	(1.39)	(1.41)	—	(0.28)	(0.28)
2002 - C	9.18	(0.01)	(1.41)	(1.42)	—	(0.28)	(0.28)
2002 - Institutional	9.46	0.07	(1.45)	(1.38)	—	(0.28)	(0.28)
2002 - Service	9.38	0.06	(1.46)	(1.40)	—	(0.28)	(0.28)
2001 - A	13.82	(0.02)	(2.93)	(2.95)	—	(1.56)	(1.56)
2001 - B	13.69	(0.07)	(2.89)	(2.96)	—	(1.56)	(1.56)
2001 - C	13.72	(0.07)	(2.91)	(2.98)	—	(1.56)	(1.56)
2001 - Institutional	14.00	0.08	(3.00)	(2.92)	(0.06)	(1.56)	(1.62)
2001 - Service	13.86	0.02	(2.94)	(2.92)	—	(1.56)	(1.56)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Less than $0.005 per share.
(d)	Annualized.

							Ratios Assuming No
							Expense Reductions

					Ratio of				Ratio of
		Net Assets,	Ratio of		Net Investment		Ratio of		Net Investment
Net Asset		End of	Net Expenses		Income (Loss)		Total Expenses		Income (Loss)		Portfolio
Value, End	Total	Period	to Average		to Average		to Average		to Average		Turnover
of Period	Return(b)	(in 000s)	Net Assets		Net Assets		Net Assets		Net Assets		Rate

$13.40	10.01%	$17,411	1.54	%(d)	(0.49	)%(d)	2.37	%(d)	(1.33	)%(d)	45%
12.97	9.64	2,347	2.29	(d)	(1.25	)(d)	3.13	(d)	(2.09	)(d)	45
13.00	9.73	1,056	2.29	(d)	(1.23	)(d)	3.14	(d)	(2.09	)(d)	45
13.53	10.26	22,453	1.14	(d)	(0.14	)(d)	2.02	(d)	(1.02	)(d)	45
13.24	9.99	2,719	1.64	(d)	(0.57	)(d)	2.53	(d)	(1.45	)(d)	45
12.29	24.66	19,359	1.54		0.77		2.46		(0.15)		70
11.85	23.78	2,543	2.29		0.08		3.21		(0.84)		70
11.88	23.82	918	2.29		(0.01)		3.21		(0.93)		70
12.44	25.30	7,572	1.14		1.24		2.06		0.32		70
12.20	24.53	899	1.64		0.86		2.56		(0.06)		70
9.93	21.52	17,947	1.74		0.25		2.66		(0.67)		51
9.62	20.81	2,172	2.29		(0.05)		3.21		(0.97)		51
9.62	20.86	974	2.29		(0.09)		3.21		(1.01)		51
10.07	22.16	6,099	1.14		1.55		2.06		0.63		51
9.93	21.66	102	1.64		0.60		2.56		(0.32)		51
8.23	7.74	33,429	1.82		0.61		2.89		(0.46)		131
8.01	7.23	1,727	2.32		0.21		3.39		(0.86)		131
8.02	7.09	882	2.32		0.26		3.39		(0.81)		131
8.36	8.49	2,606	1.17		0.98		2.24		(0.09)		131
8.25	7.96	2	1.67		0.98		2.74		(0.09)		131
7.64	(15.31)	37,017	1.81		0.16		2.54		(0.57)		88
7.48	(15.88)	1,737	2.31		(0.21)		3.04		(0.94)		88
7.48	(15.86)	629	2.31		(0.17)		3.04		(0.90)		88
7.80	(14.95)	5,238	1.16		0.82		1.89		0.09		88
7.70	(15.29)	2	1.66		0.64		2.39		(0.09)		88
9.31	(23.47)	90,347	1.79		(0.16)		2.17		(0.54)		110
9.17	(23.80)	2,727	2.29		(0.63)		2.67		(1.01)		110
9.18	(23.89)	1,195	2.29		(0.64)		2.67		(1.02)		110
9.46	(22.94)	10,713	1.14		0.71		1.52		0.33		110
9.38	(23.16)	2	1.64		0.14		2.02		(0.24)		110

FINANCIAL HIGHLIGHTS
Goldman Sachs International Equity Fund
Selected Data for a Share Outstanding
Throughout Each Period

		Income (Loss) from Investment Operations			Distributions to Shareholders

	Net Asset	Net
	Value,	Investment	Net Realized	Total from	From Net	From Net
	Beginning	Income	and Unrealized	Investment	Investment	Realized	Total
Year—Share Class	of Period	(Loss)(a)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Six Months Ended February 28, (Unaudited)
2006 - A	$17.78	$(0.05)	$2.56	$2.51	$(0.15)	$—	$(0.15)
2006 - B	17.16	(0.11)	2.47	2.36	—	—	—
2006 - C	16.84	(0.11)	2.43	2.32	(0.04)	—	(0.04)
2006 - Institutional	18.19	(0.01)	2.61	2.60	(0.22)	—	(0.22)
2006 - Service	17.91	(0.06)	2.57	2.51	(0.12)	—	(0.12)
For the Years Ended August 31,
2005 - A	14.73	0.09	3.30	3.39	(0.34)	—	(0.34)
2005 - B	14.26	(0.04)	3.20	3.16	(0.26)	—	(0.26)
2005 - C	14.03	(0.03)	3.13	3.10	(0.29)	—	(0.29)
2005 - Institutional	15.05	0.14	3.41	3.55	(0.41)	—	(0.41)
2005 - Service	14.82	0.06	3.34	3.40	(0.31)	—	(0.31)
2004 - A	13.41	0.03	1.95	1.98	(0.66)	—	(0.66)
2004 - B	13.02	(0.06)	1.90	1.84	(0.60)	—	(0.60)
2004 - C	12.83	(0.05)	1.86	1.81	(0.61)	—	(0.61)
2004 - Institutional	13.70	0.09	2.01	2.10	(0.75)	—	(0.75)
2004 - Service	13.38	0.02	1.96	1.98	(0.54)	—	(0.54)
2003 - A	12.97	0.03	0.56	0.59	(0.15)	—	(0.15)
2003 - B	12.61	(0.02)	0.53	0.51	(0.10)	—	(0.10)
2003 - C	12.46	(0.01)	0.51	0.50	(0.13)	—	(0.13)
2003 - Institutional	13.32	0.10	0.58	0.68	(0.30)	—	(0.30)
2003 - Service	13.00	0.06	0.55	0.61	(0.23)	—	(0.23)
2002 - A	15.64	— (c)	(2.61)	(2.61)	(0.06)	—	(0.06)
2002 - B	15.23	(0.06)	(2.56)	(2.62)	—	—	—
2002 - C	15.05	(0.06)	(2.53)	(2.59)	—	—	—
2002 - Institutional	16.09	0.13	(2.72)	(2.59)	(0.18)	—	(0.18)
2002 - Service	15.71	0.04	(2.64)	(2.60)	(0.11)	—	(0.11)
2001 - A	23.59	(0.02)	(5.80)	(5.82)	—	(2.13)	(2.13)
2001 - B	23.14	(0.12)	(5.66)	(5.78)	—	(2.13)	(2.13)
2001 - C	22.89	(0.11)	(5.60)	(5.71)	—	(2.13)	(2.13)
2001 - Institutional	24.06	0.11	(5.95)	(5.84)	—	(2.13)	(2.13)
2001 - Service	23.65	0.02	(5.83)	(5.81)	—	(2.13)	(2.13)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Less than $0.005 per share.
(d)	Annualized.

							Ratios Assuming No
							Expense Reductions

					Ratio of				Ratio of
		Net Assets,	Ratio of		Net Investment		Ratio of		Net Investment
Net Asset		End of	Net Expenses		Income (Loss)		Total Expenses		Income (Loss)		Portfolio
Value, End	Total	Period	to Average		to Average		to Average		to Average		Turnover
of Period	Return(b)	(in 000s)	Net Assets		Net Assets		Net Assets		Net Assets		Rate

$20.14	14.16%	$352,368	1.54	%(d)	(0.50	)%(d)	1.59	%(d)	(0.54	)%(d)	27%
19.52	13.75	14,537	2.29	(d)	(1.25	)(d)	2.33	(d)	(1.29	)(d)	27
19.12	13.79	20,763	2.29	(d)	(1.24	)(d)	2.34	(d)	(1.29	)(d)	27
20.57	14.38	71,894	1.14	(d)	(0.10	)(d)	1.19	(d)	(0.14	)(d)	27
20.30	14.09	799	1.64	(d)	(0.64	)(d)	1.69	(d)	(0.68	)(d)	27
17.78	23.26	308,447	1.54		0.53		1.60		0.47		49
17.16	22.36	16,554	2.29		(0.27)		2.35		(0.33)		49
16.84	22.31	17,770	2.29		(0.21)		2.35		(0.27)		49
18.19	23.84	62,486	1.14		0.83		1.20		0.77		49
17.91	23.17	426	1.64		0.39		1.70		0.33		49
14.73	14.88	301,190	1.74		0.17		1.81		0.10		78
14.26	14.23	23,515	2.29		(0.39)		2.36		(0.46)		78
14.03	14.26	15,643	2.29		(0.36)		2.36		(0.43)		78
15.05	15.53	72,823	1.14		0.63		1.21		0.56		78
14.82	14.90	542	1.64		0.12		1.71		0.05		78
13.41	4.69	313,197	1.80		0.29		1.87		0.22		62
13.02	4.17	26,438	2.30		(0.18)		2.37		(0.25)		62
12.83	4.17	13,814	2.30		(0.12)		2.37		(0.19)		62
13.70	5.39	196,494	1.15		0.82		1.22		0.75		62
13.38	4.93	1,270	1.65		0.52		1.72		0.45		62
12.97	(16.76)	503,843	1.80		0.01		1.86		(0.05)		118
12.61	(17.20)	32,317	2.30		(0.43)		2.36		(0.49)		118
12.46	(17.21)	13,832	2.30		(0.40)		2.36		(0.46)		118
13.32	(16.22)	409,736	1.15		0.90		1.21		0.84		118
13.00	(16.63)	5,122	1.65		0.25		1.71		0.19		118
15.64	(26.49)	1,068,155	1.79		(0.10)		1.83		(0.14)		63
15.23	(26.86)	49,019	2.29		(0.64)		2.33		(0.68)		63
15.05	(26.85)	17,665	2.29		(0.62)		2.33		(0.66)		63
16.09	(26.03)	292,298	1.14		0.57		1.18		0.53		63
15.71	(26.41)	5,621	1.64		0.12		1.68		0.08		63

FINANCIAL HIGHLIGHTS
Goldman Sachs Research Select Fund
Selected Data for a Share Outstanding
Throughout Each Period

		Income (Loss) from				Distributions
		Investment Operations				to Shareholders

	Net Asset
	Value,	Net		Net Realized	Total from	From Net	Net Asset
	Beginning	Investment		and Unrealized	Investment	Investment	Value, End	Total
Year—Share Class	of Period	Income (Loss)(a)		Gain (Loss)	Operations	Income	of Period	Return(b)

For the Six Months Ended February 28, (Unaudited)
2006 - A	$7.02	$—	(d)	$0.48	$0.48	$—	$7.50	6.84%
2006 - B	6.75	(0.02)		0.46	0.44	—	7.19	6.52
2006 - C	6.75	(0.02)		0.46	0.44	—	7.19	6.52
2006 - Institutional	7.16	0.02		0.50	0.52	(0.01)	7.67	7.20
2006 - Service	6.98	—	(d)	0.52	0.52	—	7.50	7.45
For the Years Ended August 31,
2005 - A	6.33	0.03	(e)	0.66	0.69	—	7.02	10.90
2005 - B	6.14	(0.02	)(e)	0.63	0.61	—	6.75	9.93
2005 - C	6.14	(0.02	)(e)	0.63	0.61	—	6.75	9.93
2005 - Institutional	6.44	0.06	(e)	0.66	0.72	—	7.16	11.18
2005 - Service	6.31	0.02	(e)	0.65	0.67	—	6.98	10.62
2004 - A	5.65	(0.01)		0.69	0.68	—	6.33	12.04
2004 - B	5.52	(0.05)		0.67	0.62	—	6.14	11.23
2004 - C	5.52	(0.05)		0.67	0.62	—	6.14	11.23
2004 - Institutional	5.73	0.02		0.69	0.71	—	6.44	12.39
2004 - Service	5.64	(0.01)		0.68	0.67	—	6.31	11.88
2003 - A	4.99	(0.02)		0.68	0.66	—	5.65	13.23
2003 - B	4.90	(0.05)		0.67	0.62	—	5.52	12.65
2003 - C	4.91	(0.05)		0.66	0.61	—	5.52	12.42
2003 - Institutional	5.03	—	(d)	0.70	0.70	—	5.73	13.92
2003 - Service	4.98	(0.02)		0.68	0.66	—	5.64	13.25
2002 - A	7.07	(0.04)		(2.04)	(2.08)	—	4.99	(29.42)
2002 - B	7.01	(0.08)		(2.03)	(2.11)	—	4.90	(30.10)
2002 - C	7.02	(0.08)		(2.03)	(2.11)	—	4.91	(30.06)
2002 - Institutional	7.11	(0.01)		(2.07)	(2.08)	—	5.03	(29.25)
2002 - Service	7.07	(0.04)		(2.05)	(2.09)	—	4.98	(29.56)
2001 - A	10.77	(0.06)		(3.64)	(3.70)	—	7.07	(34.35)
2001 - B	10.76	(0.13)		(3.62)	(3.75)	—	7.01	(34.85)
2001 - C	10.77	(0.13)		(3.62)	(3.75)	—	7.02	(34.82)
2001 - Institutional	10.78	(0.03)		(3.64)	(3.67)	—	7.11	(34.04)
2001 - Service	10.78	(0.08)		(3.63)	(3.71)	—	7.07	(34.35)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Less than $0.005 per share.
(e)	Reflects a special dividend which amounted to $0.03 per share and 0.39% of average net assets.

					Ratios Assuming No
					Expense Reductions

			Ratio of				Ratio of
Net Assets	Ratio of		Net Investment		Ratio of		Net Investment
at End of	Net Expenses		Income (Loss)		Total Expenses		Income (Loss)		Portfolio
Period	to Average		to Average		to Average		to Average		Turnover
(in 000s)	Net Assets		Net Assets		Net Assets		Net Assets		Rate

$55,028	1.45	%(c)	0.09	%(c)	1.56	%(c)	(0.02	)%(c)	25%
79,066	2.20	(c)	(0.66	)(c)	2.31	(c)	(0.77	)(c)	25
30,427	2.20	(c)	(0.66	)(c)	2.31	(c)	(0.77	)(c)	25
2,021	1.05	(c)	0.50	(c)	1.16	(c)	0.39	(c)	25
1	1.55	(c)	0.11	(c)	1.66	(c)	0.00	(c)	25
62,597	1.49		0.49	(e)	1.63		0.35	(e)	51
91,665	2.24		(0.26)(e)		2.38		(0.40	)(e)	51
34,207	2.24		(0.26	)(e)	2.38		(0.40	)(e)	51
2,149	1.09		0.89	(e)	1.23		0.75	(e)	51
16	1.59		0.34	(e)	1.73		0.20	(e)	51
83,908	1.50		(0.11)		1.57		(0.18)		41
115,016	2.25		(0.86)		2.32		(0.93)		41
44,543	2.25		(0.86)		2.32		(0.93)		41
2,638	1.10		0.29		1.17		0.22		41
14	1.60		(0.20)		1.67		(0.27)		41
103,749	1.52		(0.35)		1.58		(0.41)		121
136,103	2.27		(1.10)		2.33		(1.16)		121
60,290	2.27		(1.10)		2.33		(1.16)		121
2,810	1.12		0.04		1.18		(0.02)		121
13	1.62		(0.43)		1.68		(0.49)		121
129,737	1.51		(0.57)		1.54		(0.60)		107
153,395	2.26		(1.32)		2.29		(1.35)		107
78,434	2.26		(1.32)		2.29		(1.35)		107
5,220	1.11		(0.18)		1.14		(0.21)		107
11	1.61		(0.66)		1.64		(0.69)		107
304,677	1.50		(0.73)		1.53		(0.76)		171
303,539	2.25		(1.48)		2.28		(1.51)		171
169,576	2.25		(1.48)		2.28		(1.51)		171
17,077	1.10		(0.32)		1.13		(0.35)		171
13	1.60		(0.91)		1.63		(0.94)		171

FINANCIAL HIGHLIGHTS
Goldman Sachs Structured U.S. Equity Fund
Selected Data for a Share Outstanding
Throughout Each Period

		Income (Loss) from
		Investment Operations			Distributions to Shareholders
	Net Asset
	Value,	Net	Net Realized	Total from	From Net	From Net
	Beginning	Investment	and Unrealized	Investment	Investment	Realized	Total
Year—Share Class	of Period	Income (Loss)(a)	Gain (Loss)	Operations	Income	Gains	Distributions

For the Six Months Ended February 28, (Unaudited)
2006 - A	$29.13	$0.11	$2.02	$2.13	$(0.11)	$—	$(0.11)
2006 - B	27.52	—(d )	1.90	1.90	—	—	—
2006 - C	27.39	—(d )	1.90	1.90	—	—	—
2006 - Institutional	29.72	0.18	2.04	2.22	(0.18)	—	(0.18)
2006 - Service	28.88	0.10	1.99	2.09	(0.09)	—	(0.09)
For the Years Ended August 31,
2005 - A	25.81	0.26(c )	3.28	3.54	(0.22)	—	(0.22)
2005 - B	24.39	0.05(c )	3.09	3.14	(0.01)	—	(0.01)
2005 - C	24.30	0.05(c )	3.07	3.12	(0.03)	—	(0.03)
2005 - Institutional	26.32	0.36(c )	3.37	3.73	(0.33)	—	(0.33)
2005 - Service	25.60	0.23(c )	3.25	3.48	(0.20)	—	(0.20)
2004 - A	22.57	0.11	3.20	3.31	(0.07)	—	(0.07)
2004 - B	21.42	(0.08)	3.05	2.97	—	—	—
2004 - C	21.34	(0.08)	3.04	2.96	—	—	—
2004 - Institutional	23.00	0.21	3.27	3.48	(0.16)	—	(0.16)
2004 - Service	22.40	0.08	3.19	3.27	(0.07)	—	(0.07)
2003 - A	20.18	0.09	2.31	2.40	(0.01)	—	(0.01)
2003 - B	19.28	(0.06)	2.20	2.14	—	—	—
2003 - C	19.20	(0.06)	2.20	2.14	—	—	—
2003 - Institutional	20.57	0.17	2.37	2.54	(0.11)	—	(0.11)
2003 - Service	20.03	0.07	2.30	2.37	—	—	—
2002 - A	24.30	0.04	(4.16)	(4.12)	—	—	—
2002 - B	23.39	(0.13)	(3.98)	(4.11)	—	—	—
2002 - C	23.29	(0.12)	(3.97)	(4.09)	—	—	—
2002 - Institutional	24.68	0.14	(4.25)	(4.11)	—	—	—
2002 - Service	24.15	0.02	(4.14)	(4.12)	—	—	—
2001 - A	36.77	0.01	(8.96)	(8.95)	(0.06)	(3.46)	(3.52)
2001 - B	35.71	(0.19)	(8.67)	(8.86)	—	(3.46)	(3.46)
2001 - C	35.59	(0.19)	(8.65)	(8.84)	—	(3.46)	(3.46)
2001 - Institutional	37.30	0.13	(9.09)	(8.96)	(0.20)	(3.46)	(3.66)
2001 - Service	36.54	(0.01)	(8.91)	(8.92)	(0.01)	(3.46)	(3.47)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the period of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Reflects income recognized from a special dividend which amounted to $0.10 per share and 0.037% of average net assets.
(d)	Amount is less than $0.005
(e)	Annualized.

							Ratios Assuming No Expense
							Reductions

		Net			Ratio of				Ratio of
		Assets,	Ratio of		Net Investment		Ratio of		Net Investment
Net Asset		End of	Net Expenses		Income (Loss)		Total Expenses		Income (Loss)		Portfolio
Value, End	Total	Period	to Average		to Average		to Average		to Average		Turnover
of Period	Return(b)	(in 000s)	Net Assets		Net Assets		Net Assets		Net Assets		Rate

$31.15	7.31%	$522,638	1.04	%(e)	0.73	%(e)	1.15	%(e)	0.63	%(e)	47%
29.42	6.90	92,727	1.79	(e)	(0.02	)(e)	1.90	(e)	(0.12	)(e)	47
29.29	6.94	37,569	1.79	(e)	(0.02	)(e)	1.90	(e)	(0.12	)(e)	47
31.76	7.53	317,316	0.64	(e)	1.13	(e)	0.75	(e)	1.03	(e)	47
30.88	7.24	10,591	1.14	(e)	0.63	(e)	1.25	(e)	0.53	(e)	47
29.13	13.75	477,204	1.09		0.93	(c)	1.19		0.83	(c)	142
27.52	12.87	108,595	1.84		0.19	(c)	1.94		0.09	(c)	142
27.39	12.86	38,380	1.84		0.20	(c)	1.94		0.10	(c)	142
29.72	14.16	269,545	0.69		1.23	(c)	0.79		1.13	(c)	142
28.88	13.61	10,328	1.15		0.84	(c)	1.25		0.74	(c)	142
25.81	14.71	398,346	1.13		0.43		1.25		0.31		112
24.39	13.87	115,492	1.88		(0.32)		2.00		(0.44)		112
24.30	13.87	38,656	1.88		(0.32)		2.00		(0.44)		112
26.32	15.18	140,587	0.73		0.83		0.85		0.71		112
25.60	14.60	9,215	1.23		0.33		1.35		0.21		112
22.57	11.90	351,673	1.15		0.44		1.26		0.33		74
21.42	11.10	118,993	1.90		(0.31)		2.01		(0.42)		74
21.34	11.15	36,546	1.90		(0.31)		2.01		(0.42)		74
23.00	12.40	131,457	0.75		0.84		0.86		0.73		74
22.40	11.83	7,717	1.25		0.34		1.36		0.23		74
20.18	(16.95)	340,934	1.14		0.19		1.24		0.09		74
19.28	(17.57)	125,243	1.89		(0.57)		1.99		(0.67)		74
19.20	(17.56)	36,223	1.89		(0.56)		1.99		(0.66)		74
20.57	(16.65)	163,439	0.74		0.59		0.84		0.49		74
20.03	(17.06)	6,484	1.24		0.09		1.34		(0.01)		74
24.30	(25.96)	471,445	1.14		0.04		1.23		(0.05)		54
23.39	(26.49)	184,332	1.89		(0.70)		1.98		(0.79)		54
23.29	(26.53)	45,841	1.89		(0.70)		1.98		(0.79)		54
24.68	(25.66)	255,400	0.74		0.45		0.83		0.36		54
24.15	(26.02)	8,319	1.24		(0.05)		1.33		(0.14)		54

Materials Incorporated By Reference
      Information about the Transferor Funds is included in the Prospectuses (as supplemented) for the Transferor Funds dated December 29, 2005, which are incorporated herein by reference.
      Information about the Surviving Funds is included in the Prospectuses (as supplemented) dated December 29, 2005, copies of which accompany this Proxy/ Prospectus and are incorporated herein by reference.
VOTING INFORMATION
General Information
      The GST Trustees are furnishing this Proxy/ Prospectus in connection with the solicitation of proxies for the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. However, GST’s officers, investment advisers and transfer agent may also solicit proxies by telephone, facsimile, internet or personal interview. Shareholders may vote: (i) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope, (ii) by touch-tone voting, or (iii) by internet voting. If GST records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their identities have been properly recorded. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to GST a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.
      Only shareholders of record at the close of business on                     will be entitled to vote at the Special Meeting. On that date, the following Transferor Fund Shares were outstanding and entitled to be voted:

Shares Outstanding and
Entitled to Vote

Goldman Sachs European Equity Fund
Goldman Sachs Research Select Fund
      Each whole and fractional share of an Transferor Fund is entitled to a whole or fractional vote, as the case may be.
      The votes of the shareholders of Surviving Funds are not being solicited since their approval or consent is not necessary for the Reorganization to take place.
      If an accompanying proxy is executed and returned in time for the Special Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Special Meeting.
Shareholder and Board Approvals
      The Plan of Reorganization is being submitted for approval by the Transferor Funds’ shareholders at the Special Meeting pursuant to GST’s Agreement and Declaration of Trust and Amended and Restated By-Laws, and was unanimously approved by the GST Trustees at a meeting held on May 11, 2006. Shareholders will vote on the Plan of Reorganization on a portfolio by portfolio basis. A majority of shares of each Transferor Fund entitled to vote constitutes a quorum at the Special Meeting. Approval of each Reorganization requires the approval of the holders of the lesser of (i) more than 50% of the outstanding shares of the relevant Transferor Fund or (ii) 67% or more of the shares of the relevant Transferor Fund present at the Special Meeting if more than 50% of the outstanding shares of the relevant Transferor Fund are represented at the Special Meeting in person or by proxy. A vote for the Plan of Reorganization includes a vote for the Reorganization of the relevant Transferor Fund; conversely, a vote against the Plan of Reorganization is a vote against the Reorganization of the Transferor Fund. If approved by shareholders, it is contemplated that the closing of each Reorganization will occur promptly thereafter. The Plan of Reorganization provides that in the event the Plan of Reorganization is approved with respect to less than both of the Transferor Funds, the failure of a Transferor Fund to consummate the transactions contemplated by the Plan of Reorganization will not affect the consummation or validity of the Reorganization with respect to the other Transferor Fund. Accordingly, it is possible that if a shareholder owns shares in both Transferor Funds and one of the Transferor Funds does not approve the Reorganization, then the shareholder of the particular Transferor Fund which did not approve the Reorganization would remain a shareholder of that Transferor Fund. However, with respect to Transferor Fund that approves the Reorganization, the shareholder of That Transferor Fund at the Effective Time of the Reorganization would become a shareholder of the Corresponding Surviving Fund.
Quorum and Adjournment
      In the event that at the time any session of the Special Meeting is called to order a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of a majority of the shares of the Transferor Fund present in person or by proxy and voting at the session of the Special Meeting to be adjourned. The persons named as proxies will vote those proxies which they are entitled to vote in favor of any such proposal in favor of such an adjournment, and will vote those proxies required to be voted against any such proposal against any such adjournment. Subject to the foregoing, the Special Meeting may be adjourned and readjourned without further notice to shareholders.
      A quorum is constituted with respect to a Transferor Fund by the presence in person or by proxy of the holders of a majority of the shares of such Transferor Fund entitled to vote at the Special Meeting. For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting but which have not been voted. Abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be considered present at the Special Meeting for quorum determination purposes but will not be considered as present and entitled to vote. As noted above under “Shareholder and Board Approvals,” each Reorganization requires the vote of a “majority of the outstanding securities” of the respective Transferor Fund. With respect to the shareholder approval requirement set forth in (ii) above, the inclusion of broker non-votes for quorum determination purposes but their exclusion for voting purposes may increase the likelihood that a Transferor Fund will be able to reach the 67% threshold for approval than if that Fund was required to include broker non-votes for approval purposes. However, with respect to the shareholder approval requirement set forth in (i) above, the exclusion of broker non-votes may adversely affect a Transferor Fund’s ability to receive more than 50% of the outstanding voting securities.

Principal Shareholders
      As of                     , 2006, the officers and Trustees of each Fund as a group owned or controlled less than 1% of each Fund’s outstanding shares. The following table sets forth the name, address and share ownership of each person known to GST to have ownership with respect to 5% or more of a class of a Transferor Fund as of                     , 2006. The type of ownership of each entry listed on the table is record ownership. The percentage of the Corresponding Surviving Fund that would be owned by the below named shareholders upon consummation of the Reorganizations is expected to decline.

		Class; Amount of	Percentage of	Percentage of
Transferor Fund	Name and Address	Shares Owned	Class Owned	Fund Owned

Goldman Sachs European Equity Fund

Goldman Sachs Research Select Fund
      The following table sets forth the name, address and share ownership of each person known to GST to have ownership with respect to 5% or more of a class of a Surviving Fund as of                     , 2006. The type of ownership of each entry listed on the table is record ownership. The percentage of the Surviving Fund that would be owned by the below named shareholder upon consummation of the Reorganizations is expected to decline.

		Class; Amount of	Percentage of	Percentage of
Surviving Fund	Name and Address	Shares Owned	Class Owned	Fund Owned

Goldman Sachs International Equity Fund

Goldman Sachs Structured U.S. Equity Fund
      For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

OTHER INFORMATION
Shareholder Proposals
      As a general matter, GST does not hold annual meetings of shareholders unless otherwise required by the 1940 Act. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder’s meeting should send their written proposals to GST at its address stated on the first page of this Proxy/Prospectus. Timely submission of a proposal does not necessarily mean the such proposal will be included.
Other Business
      GST, GSAM and GSAMI know of no business to be presented to the Special Meeting other than the matters set forth in this Proxy/Prospectus.
Available Information
      GST is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by GST may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549, and at certain of the following regional offices of the SEC listed below: Northeast Regional Office, The 3 World Financial Center, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.
Legal Proceedings
      On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against Goldman Sachs, GSAM, the Trustees and Officers of the GST, and John Doe Defendants. In addition, certain other investment portfolios of GST were named as nominal defendants. On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed consolidated amended complaint against Goldman Sachs, GSAM, GSAMI, the Trustees and Officers or GST and Goldman Sachs Variable Insurance Trust (“GSVIT”) and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of GST and GSVIT (collectively, the “Goldman Sachs Funds”) were named as nominal defendants in the amended complaint. Plaintiffs filed a second amended complaint on April 15, 2005.
      The second amended consolidated complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the Investment Company and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Investment Company Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment management fees to GSAM and GSAMI. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that GST’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreements and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees. On January 13, 2006, all claims against the Defendants were dismissed by the U.S. District Court. On February 22, 2006 the plaintiffs appealed this decision.
      Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to their clients, including the Goldman Sachs Funds.
Experts
      The audited financial statements and related reports of PricewaterhouseCoopers LLP in the 2005 Annual Reports of the Funds, are incorporated by reference into the Statement of Additional Information relating to this Proxy/Prospectus. The financial statements in each Fund’s Annual Report have been incorporated by reference in reliance upon such report given upon the authority of such firms as experts in accounting and auditing. No other parts of the Annual Reports are incorporated herein.

SHAREHOLDER INQUIRIES
      Shareholder inquiries may be addressed to GST in writing at the address, or by phone at the phone number, on the cover page of this Proxy/Prospectus.
* * *
      Shareholders who do not expect to be present at the Special Meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote on-line or by telephone.
      GST will furnish, without charge, copies of its 2005 Annual Report to any shareholder upon request by writing GST at the following address: Goldman Sachs Funds, P.O. Box 06050, Chicago, IL 60606-6306 or by telephone at 1-800-526-6306.

APPENDIX A
PLAN OF REORGANIZATION
      This PLAN OF REORGANIZATION (the “Plan”) is dated the 11th day of May, 2006, and has been adopted by the Board of Trustees of Goldman Sachs Trust (the “Trust”), a Delaware statutory trust, to provide for the reorganization of its Goldman Sachs European Equity Fund and Goldman Sachs Research Select Fund (each a “Transferor Fund” and together, the “Transferor Funds”) into its Goldman Sachs International Equity Fund and Goldman Sachs Structured U.S. Equity Fund (each a “Surviving Fund” and together, the “Surviving Funds”), respectively. The Transferor Funds and the Surviving Funds (each a “Fund” and together, the “Funds”) are each separate investment portfolios of the Trust.

A.	Background
      The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Board of Trustees of the Trust has determined that it is in the best interests of each Transferor Fund and its respective shareholders to be reorganized through the transfer of all of its assets and liabilities to the corresponding Surviving Fund as set forth on Exhibit A hereto (each such pair of corresponding Transferor Funds (“Corresponding Transferor Funds”) and Surviving Funds (“Corresponding Surviving Funds”), a “Corresponding Fund” of the other), upon the terms set forth in this Plan (the “Reorganization”). The Board of Trustees of the Trust has also determined that the Reorganization is in the best interests of each Fund and that the interests of the Funds’ existing shareholders will not be diluted as a result of the Reorganization.
      This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and any successor provision.

B.	The Reorganization
      1. At the Effective Time of the Reorganization (as defined below in Section 7 of this Article B), all property of every description, and all interests, rights, privileges and powers of each Transferor Fund, subject to all liabilities of such Transferor Fund, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the “Assets”) will be transferred and conveyed by such Transferor Fund to the Corresponding Surviving Fund and will be assumed by such Corresponding Surviving Fund, such that at and after the Effective Time of the Reorganization the Assets of each Transferor Fund will become and be the Assets of the Corresponding Surviving Fund. In exchange for the transfer of the Assets of each Transferor Fund, the Corresponding Surviving Fund will contemporaneously issue to the Corresponding Transferor Fund full and fractional Class A, Class B, Class C, Institutional and Service shares, as applicable, of the Corresponding Surviving Fund. The number of Class A, Class B, Class C, Institutional and Service shares of each Surviving Fund so issued will have an aggregate net asset value equal to the value of the Assets of the Corresponding Transferor Fund (each such transaction between a Surviving Fund and its Corresponding Transferor Fund is hereinafter referred to as a “Fund Transaction”). The net asset value of the Transferor Funds and of the Surviving Funds shall be determined as of 4:00 p.m., Eastern time, on the business day preceding the Effective Time of the Reorganization, or at such other time as may be determined by the Board of Trustees or an authorized officer of the Trust. The net asset value of each Transferor Fund and Surviving Fund shall be computed in the manner set forth in the Funds’ then current prospectus under the Securities Act of 1933, as amended. At and after the Effective Time of the Reorganization, all debts, liabilities, obligations and duties of each Transferor Fund will attach to the Corresponding Surviving Fund as aforesaid and may thenceforth be enforced against that Surviving Fund to the same extent as if the same had been incurred by it.
      2. Prior to the Effective Time of the Reorganization, each Transferor Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to such Effective Time of the Reorganization, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment income, if any, for the taxable periods or years ended on or before August 31, 2006 and for the period from said date to and including the Effective Time of the Reorganization applicable to the respective Transferor Fund (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years or periods ended on or before August 31, 2006 and in the period from said date to and including the Effective Time of the Reorganization applicable to the respective Transferor Fund.
      3. At the Effective Time of the Reorganization, each Transferor Fund will make a liquidating distribution to the holders of its Class A, Class B, Class C, Institutional or Service Shares of Class A, Class B, Class C, Institutional and Service shares, respectively, of the Corresponding Surviving Fund, such that the number of shares of each Surviving Fund that are distributed to a shareholder of the Corresponding Transferor Fund will, as indicated above in Section 1 of this Article B, have an aggregate net asset value equal to the aggregate net asset value of the shares of that Transferor Fund that are outstanding immediately prior to the Effective Time of the Reorganization. Fractional Surviving Fund shares will be rounded to the third place after the decimal point. In addition, each such shareholder will have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time of the Reorganization with respect to the shares of the Transferor Fund held by the shareholder immediately prior to the Effective Time of the Reorganization.
      4. The stock transfer books of the Trust with respect to each Transferor Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time of the Reorganization. Redemption requests received thereafter by the Trust with respect to a Transferor Fund will be deemed to be redemption requests for shares of the Corresponding Surviving Fund issued in the Reorganization. As of the Effective Time of the Reorganization, all issued and outstanding shares of each Transferor Fund will be canceled on the books of the Trust.
      5. Any transfer taxes payable upon the issuance of Surviving Fund shares in a name other than the registered holder of the Transferor Fund shares on the books of any Fund will be paid by the person to whom such Surviving Fund shares are to be distributed as a condition to such transfer.
      6. The legal existence of each Transferor Fund will be terminated as promptly as reasonably practicable after the Effective Time of the Reorganization. After the Effective Time of the Reorganization, each Transferor Fund shall not conduct any business except in connection with its liquidation and termination.
      7. The “Effective Time of the Reorganization” for purposes of this Plan shall be the opening of business on August 18, 2006, at the offices of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, or at such other time and place as may be determined by the Board of Trustees or an authorized officer of the Trust.

C.	Actions by Shareholders of the Transferor Funds
      Prior to the Effective Time of the Reorganization and as a condition thereto, the Board of Trustees of the Trust will call, and the Trust will hold, a meeting of the shareholders of each Transferor Fund to consider and vote upon:
           (1) Approval of this Plan and the transactions contemplated hereby.
           (2) Such other matters as may be determined by the Board of Trustees of the Trust.

D.	Conditions to the Reorganization
      Consummation of this Plan and the Effective Time of the Reorganization with respect to a Transferor Fund will be subject to:
           (1) the approval of the matters referred to in Article C of this Plan by the shareholders of a Transferor Fund in the manner required by law and otherwise deemed necessary or advisable by the Board of Trustees of the Trust (the failure of either Transferor Fund’s shareholders to approve the matters referred to in Article C of this Plan shall not affect the consummation or validity of the Fund Transaction with respect to the other Transferor Fund, and the provisions of this Plan shall be construed to effect this intent); and

           (2) the following additional conditions:
                a. The Trust will have received an opinion of Drinker Biddle & Reath LLP, based on reasonable representations and assumptions, to the effect that:
                     (i) the shares of each Surviving Fund issued pursuant to this Plan will, when issued in accordance with the provisions hereof, be legally issued, fully paid and non-assessable; and
                     (ii) for federal income tax purposes: (A) the acquisition of the assets of the Transferor Funds in return for shares of the Surviving Funds and the assumption by the Surviving Funds of the liabilities of the Transferor Funds followed by the distribution of those shares to the Transferor Fund shareholders will constitute two “reorganizations” within the meaning of Section 368(a)(1)(C) or (D) of the Code, and each of the Surviving Funds and the Transferor Funds will be “a party to the reorganization” within the meaning of Section 368(b) of the Code; (B) the Transferor Funds will recognize no gain or loss upon the transfer of their assets and liabilities to the Corresponding Surviving Fund; (C) the Surviving Funds will recognize no gain or loss upon the receipt of the assets of the Corresponding Transferor Fund in exchange for Surviving Fund shares and the assumption of the liabilities of the respective Transferor Fund; (D) no shareholder of a Transferor Fund will recognize gain or loss upon the receipt of Corresponding Surviving Fund shares in exchange for Transferor Fund shares; (E) each shareholder of a Transferor Fund will obtain an aggregate tax basis in the Surviving Fund shares received in the exchange equal to the shareholder’s aggregate tax basis in the Transferor Fund shares exchanged; (F) the tax basis of the assets of each Transferor Fund in the hands of the Corresponding Surviving Fund will be the same as the tax basis of those assets in the hands of the Transferor Fund immediately before the transfer; (G) the holding period of Surviving Fund shares received by each shareholder of the Corresponding Transferor Fund will include the holding period of the corresponding Transferor Fund shares exchanged by that shareholder, provided that at the time of the exchange the Transferor Fund shares were held by that shareholder as capital assets; and (H) the holding period of each Surviving Fund for the assets of the Corresponding Transferor Fund transferred to it will include the period during which those assets were held by the Transferor Fund.
                b. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby will be obtained, except where failure to obtain such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Trust, the Transferor Funds or the Surviving Funds, provided that the Trust may waive any of such conditions for itself or the respective Funds.
                c. At the Effective Time of the Reorganization, the Trust, on behalf of the Transferor Funds, will have good and marketable title to the assets to be transferred to the Surviving Funds pursuant to Article B(1) and will have full right, power and authority to sell, assign, transfer and deliver such assets herender. Upon delivery and in payment for such assets, the Trust on behalf of the Surviving Funds will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended.
                d. Surviving Fund shares issued in connection with the transactions contemplated herein will be duly and validly issued and outstanding and fully paid and non-assessable by the Trust.

E.	Miscellaneous
      1. This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the State of Delaware.
      2. This Plan and the Reorganization contemplated hereby may be terminated and abandoned at any time for any reason prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Trustees of the Trust.
      3. At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Transferor Fund, the Trust may, upon authorization by the Board of Trustees and with or without the approval of shareholders of the Transferor Fund, amend any of the provisions of this Plan.

      4. The transaction expenses and explicit brokerage costs incurred in connection with the Reorganization will be borne by Goldman Sachs Asset Management, L.P. or one of its affiliated companies. The Funds will bear all other expenses, if any.
      5. The Trust, by consent of its Board of Trustees, or an officer authorized by such Board of Trustees, may waive any condition to the obligations of a Transferor Fund or Surviving Fund hereunder if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of a Transferor Fund and Corresponding Surviving Fund.
      6. Subject to the conditions set forth in this Plan, the failure of any Fund(s) to consummate its Fund Transaction shall not affect the consummation or validity of the Fund Transaction with respect to any other Fund, and the provisions of this Plan shall be construed to effect this intent.
      7. The name “Goldman Sachs Trust” is the designation of the trustees for the time being under an Agreement and Declaration of Trust dated January 28, 1997, as amended from time to time, and all persons dealing with the Trust or a Fund must look solely to the property of the Trust or such Fund for the enforcement of any claims as none of its trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust. No Fund shall be liable for any claims against any other Fund. The Trust and GSAM specifically acknowledge and agree that any liability of the Trust under this Plan with respect to a particular Fund, or in connection with the transactions contemplated herein with respect to a particular Fund, shall be discharged only out of the assets of the particular Fund and that no other portfolio of the Trust shall be liable with respect thereto.
      8. Except for the obligations of GSAM contained in Article E(4), the representations, warranties and covenants contained in this Plan shall not survive the consummation of the transactions contemplated hereunder.

      IN WITNESS WHEREOF, the parties hereto have caused this Plan to be duly executed all as of the day and year first above written.

GOLDMAN SACHS TRUST
on behalf of the International Equity Fund, European Equity Fund, Structured U.S. Equity Fund and Research Select Fund

By	/s/ Kaysie P. Uniacke

Name: Kaysie P. Uniacke
Title: President

Goldman Sachs Asset Management, L.P. hereby agrees to join this Plan of Reorganization solely for purposes of Article E(4) of the Plan
GOLDMAN SACHS ASSET
MANAGEMENT, L.P.

By:	/s/ Kaysie P. Uniacke

Name: Kaysie P. Uniacke
Title: Managing Director

EXHIBIT A
Transaction Parties

Surviving Funds	Transferor Funds

International Equity Fund	European Equity Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Institutional Shares	Institutional Shares
Service Shares	Service Shares
Structured U.S. Equity Fund	Research Select Fund
Class A Shares	Class A Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Institutional Shares	Institutional Shares
Service Shares	Service Shares

PART B
GOLDMAN SACHS TRUST
Goldman Sachs International Equity Fund
Goldman Sachs Structured U.S. Equity Fund

Statement of Additional Information
                    , 2006

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Goldman Sachs European Equity Fund	Goldman Sachs International Equity Fund

Goldman Sachs Research Select Fund	Goldman Sachs Structured U.S. Equity Fund

(collectively, the “Transferor Funds”)	(collectively, the “Surviving Funds”)
(each, a series of the Goldman Sachs Trust)
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606
     This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated                     , 2006 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the Transferor Funds which is scheduled to be held on                     , 2006. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-526-7384 for Class A Shares, Class B Shares and Class C Shares or, 1-800-621-2550 for Institutional Shares and Service Shares. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganizations are expected to occur in accordance with the terms of the Plan of Reorganization.
General Information:
     This SAI and the Proxy Statement/Prospectus are related to the proposed acquisition of all of the assets of a Transferor Fund by its Corresponding Surviving Fund and the assumption by that Surviving Fund of all of the liabilities of the Transferor Fund, in exchange for Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares, respectively, of the Surviving Fund having aggregate values equal to the net asset values of Class A Shares, Class B Shares, Class C Shares Institutional Shares and Service Shares, respectively, of the Transferor Fund as of the close of business on the business day immediately preceding the effective time of the Reorganization; the distribution of the corresponding Surviving Fund’s

1

Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares, respectively, to each holder of the Transferor Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Service Shares, respectively, as of the effective time of the Reorganization; and the complete liquidation of each Transferor Fund (collectively, the “Reorganization”).
Incorporation of Documents By Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents:
(1)	Statement of Additional Information dated December 29, 2005 with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs European Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Research Select Fund and Goldman Sachs Structured U.S. Equity Fund (previously filed on EDGAR, Accession No. 0000950123-05-015341).

(2)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2005 with respect to the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund (previously filed on EDGAR, Accession No. 0000950123-05-013431). No other parts of the Annual Report are incorporated herein by reference.

(3)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2005 with respect to the Goldman Sachs Research Select Fund (previously filed on EDGAR, Accession No. 0000950123-05-013437 ). No other parts of the Annual Report are incorporated herein by reference.

(4)	The audited financial statements and related report of the independent registered public accounting firm included in the Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended October 31, 2005 with respect to the Goldman Sachs Structured U.S. Equity Fund (previously filed on EDGAR, Accession No. 0000950123-05-013435). No other parts of the Annual Report are incorporated herein by reference.

(5)	The unaudited financial statements included in the Goldman Sachs Trust Semi-Annual Report to Shareholders for the period ended February 28, 2006 with respect to the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund (previously filed on EDGAR, Accession No. 0000950123-06-005813). No other parts of the Semi-Annual Report are incorporated herein by reference.

(6)	The unaudited financial statements included in the Goldman Sachs Trust Semi-Annual Report to Shareholders for the period ended February 28, 2006 with respect to the Goldman Sachs Research Select Fund (previously filed on EDGAR, Accession No. 0000950123-06-005815). No other parts of the Semi-Annual Report are incorporated herein by reference.

(7)	The unaudited financial statements included in the Goldman Sachs Trust Semi-Annual Report to Shareholders for the period ended February 28, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund (previously filed on EDGAR, Accession No. 0000950123-06-005816). No other parts of the Semi-Annual Report are incorporated herein by reference.

2

Pro Forma Financial Statements
     Under the Plan of Reorganization, each Transferor Fund will be reorganized into the Surviving Fund listed directly opposite such Fund in the table below.

Transferor Fund	Surviving Fund
Goldman Sachs European Equity Fund	Goldman Sachs International Equity Fund
Goldman Sachs Research Select Fund	Goldman Sachs Structured U.S. Equity Fund
     Shown below are unaudited pro forma financial statements for the combined Goldman Sachs International Equity Fund and Goldman Sachs Structured U.S. Equity Fund, assuming the Reorganization, as more fully described in the combined Proxy Statement/Prospectus dated                     , 2006, had been consummated as of February 28, 2006.
     The Pro Forma Combined Schedules of Investments and the Pro Forma Combined Statements of Assets and Liabilities have been adjusted to give effect to the Reorganizations as if the Reorganizations had occurred on February 28, 2006. The Pro Forma Combined Statements of Operations are for the twelve-months ended February 28, 2006 and have been adjusted to give effect to the Reorganizations as if the Reorganization had occurred February 28, 2006.
     The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated on February 28, 2006. These pro forma numbers have been estimated in good faith based on information regarding the applicable Transferor Fund and Surviving Fund for the twelve month period ended February 28, 2006.
     The following unaudited pro forma combined schedules and financial statements have been derived from the schedules and financial statements of the Transferor Funds and Surviving Funds and such information has been adjusted to give effect to the Reorganizations as if the Reorganizations had occurred on February 28, 2006. The unaudited pro forma combined schedules and financial statements should be read in conjunction with the financial statements and related notes of the particular Surviving Fund included in its Annual Report to Shareholders for the fiscal year ended October 31, 2005 and the Semi-Annual Report for the period ended February 28, 2006, each of which are incorporated herein by reference to the extent stated above. The combination of each Transferor Fund and its corresponding Surviving Fund will be accounted for as a tax-free reorganization.

3

Pro Forma Combined Statement of Investments for the Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Research Select Fund
February 28, 2006 (Unaudited)

Shares				Description	Value
Structured			Pro		Structured			Pro
U.S.	Research		Forma		U.S.	Research		Forma
Equity	Select		Combined		Equity	Select		Combined
Fund	Fund	Adjustments	Fund		Fund	Fund	Adjustments	Fund

				Common Stocks - 98.8%
				Aerospace & Defense - 3.9%
—	31,837	—	31,837	General Dynamics Corp.	$—	$3,924,547	$—	$3,924,547
270,500	—	—	270,500	Northrop Grumman Corp.	17,339,050	—	—	17,339,050
123,800	—	—	123,800	Raytheon Co.	5,372,920	—	—	5,372,920
—	46,930	—	46,930	United Technologies Corp.	—	2,745,405	—	2,745,405
206,000	—	—	206,000	The Boeing Co.	14,974,140	—	—	14,974,140

					37,686,110	6,669,952	—	44,356,062

				Banks - 5.6%
730,584	109,274	—	839,858	Bank of America Corp.	33,497,276	5,010,213	—	38,507,489
49,500	—	—	49,500	Bank of Hawaii Corp.	2,643,300	—	—	2,643,300
61,900	—	—	61,900	Golden West Financial Corp.	4,396,757	—	—	4,396,757
129,200	—	—	129,200	Hudson City Bancorp, Inc.	1,667,972	—	—	1,667,972
82,500	—	—	82,500	U.S. Bancorp	2,550,075	—	—	2,550,075
14,000	—	—	14,000	UnionBanCal Corp.	967,260	—	—	967,260
129,240	—	—	129,240	Wachovia Corp(a)	7,246,487	—	—	7,246,487
—	49,367	—	49,367	Washington Mutual, Inc.	—	2,107,971	—	2,107,971
—	55,534	—	55,534	Wells Fargo & Co.	—	3,565,282	—	3,565,282
12,200	—	—	12,200	Zions Bancorp	1,006,744	—	—	1,006,744

					53,975,871	10,683,466	—	64,659,337

				Biotechnology - 2.9%
173,400	43,326	—	216,726	Amgen, Inc.*	13,089,966	3,270,680	—	16,360,646
48,400	—	—	48,400	Celgene Corp.*	1,839,200	—	—	1,839,200
150,100	—	—	150,100	Genentech, Inc.*	12,862,069	—	—	12,862,069
33,200	—	—	33,200	Genzyme Corp.*	2,302,088	—	—	2,302,088

					30,093,323	3,270,680	—	33,364,003

				Chemicals - 1.5%
212,000	—	—	212,000	Monsanto Co.	17,782,560	—	—	17,782,560

				Commercial Services & Supplies - 0.5%
—	107,460	—	107,460	Cendant Corp.	—	1,785,985	—	1,785,985
80,800	—	—	80,800	Global Payments, Inc.	4,206,448	—	—	4,206,448

					4,206,448	1,785,985	—	5,992,433

				Communications Equipment - 2.4%
523,200	215,280	—	738,480	Cisco Systems, Inc.*	10,589,568	4,357,267	—	14,946,835
253,500	—	—	253,500	Corning, Inc.*	6,187,935	—	—	6,187,935
—	108,380	—	108,380	Qualcomm, Inc.	—	5,116,620	—	5,116,620
99,100	—	—	99,100	Tellabs, Inc.*	1,455,779	—	—	1,455,779

					18,233,282	9,473,887	—	27,707,169

				Computer Services - 0.5%
—	104,680	—	104,680	First Data Corp.	—	4,724,208	—	4,724,208

				Computers & Peripherals - 2.7%
744,700	—	—	744,700	Hewlett-Packard Co.	24,433,607	—	—	24,433,607
277,700	—	—	277,700	Western Digital Corp.*	6,178,825	—	—	6,178,825

					30,612,432	—	—	30,612,432

				Diversified Financials - 9.6%
—	47,910	—	47,910	American Express Co.	—	2,581,391	—	2,581,391
143,500	—	—	143,500	AmeriCredit Corp.*	4,233,250	—	—	4,233,250
44,500	—	—	44,500	Ameriprise Financial, Inc.	2,023,860	—	—	2,023,860
147,170	—	—	147,170	Citigroup, Inc.	6,824,273	—	—	6,824,273
—	96,700	—	96,700	Countrywide Financial Corp.	—	3,334,216	—	3,334,216
—	94,400	—	94,400	Freddie Mac	—	6,361,616	—	6,361,616
679,400	119,557	—	798,957	J.P. Morgan Chase & Co.(a)	27,950,516	4,918,575	—	32,869,091
286,300	—	—	286,300	Merrill Lynch & Co., Inc.	22,105,223	—	—	22,105,223
240,700	—	—	240,700	Moody’s Corp.	16,126,900	—	—	16,126,900
111,400	—	—	111,400	Principal Financial Group, Inc.	5,427,408	—	—	5,427,408
116,700	—	—	116,700	SLM Corp.	6,583,047	—	—	6,583,047
90,200	—	—	90,200	TD Ameritrade Holding Corp.	1,962,752	—	—	1,962,752

					93,237,229	17,195,798	—	110,433,027

				Diversified Telecommunications - 2.4%
89,100	55,408	—	144,508	AT&T, Inc.	2,458,269	1,528,707	—	3,986,976
48,700	—	—	48,700	BellSouth Corp.	1,537,946	—	—	1,537,946
194,300	—	—	194,300	CenturyTel, Inc.	6,990,914	—	—	6,990,914
249,530	—	—	249,530	Sprint Nextel Corp.	5,996,206	—	—	5,996,206
262,900	—	—	262,900	Verizon Communications, Inc.	8,859,730	—	—	8,859,730

					25,843,065	1,528,707	—	27,371,772

				Electric Utilities - 3.0%
143,400	—	—	143,400	American Electric Power Co., Inc.	5,234,100	—	—	5,234,100
82,510	—	—	82,510	Edison International	3,660,144	—	—	3,660,144
—	89,890	—	89,890	Exelon Corp.	—	5,133,618	—	5,133,618
434,200	—	—	434,200	PG&E Corp.	16,521,310	—	—	16,521,310
78,800	—	—	78,800	TXU Corp.	4,128,332	—	—	4,128,332

					29,543,886	5,133,618	—	34,677,504

				Electrical Equipment - 0.9%
29,500	—	—	29,500	Emerson Electric Co.	2,413,395	—	—	2,413,395
144,900	—	—	144,900	Energizer Holdings, Inc.*	7,915,887	—	—	7,915,887

					10,329,282	—	—	10,329,282

				Energy Equipment & Services - 1.7%
50,200	—	—	50,200	Helmerich & Payne, Inc.	3,301,654	—	—	3,301,654
102,500	42,950	—	145,450	Schlumberger Ltd.	11,787,500	4,939,250	—	16,726,750

					15,089,154	4,939,250	—	20,028,404

				Food & Drug Retailing - 0.6%
146,300	—	—	146,300	Safeway, Inc.	3,556,553	—	—	3,556,553
104,630	—	—	104,630	SUPERVALU, Inc.	3,306,308	—	—	3,306,308

					6,862,861	—	—	6,862,861

				Food Products - 2.3%
340,551	—	—	340,551	Archer-Daniels-Midland Co.	10,802,278	—	—	10,802,278
—	90,800	—	90,800	PepsiCo, Inc.	—	5,367,188	—	5,367,188
493,900	—	—	493,900	Tyson Foods, Inc.	6,682,467	—	—	6,682,467
—	48,000	—	48,000	Wm. Wrigley Jr. Co.	—	3,049,920	—	3,049,920

					17,484,745	8,417,108	—	25,901,853

				Gaming/Lodging - 0.3%
—	41,290	—	41,290	Harrah’s Entertainment, Inc.	—	2,969,577	—	2,969,577

				Healthcare Equipment & Supplies - 1.2%
—	92,448	—	92,448	Baxter International, Inc.	—	3,499,157	—	3,499,157
26,300	—	—	26,300	Becton, Dickinson and Co.	1,679,255	—	—	1,679,255
26,700	—	—	26,700	Guidant Corp.	2,049,492	—	—	2,049,492
—	36,980	—	36,980	Medtronic, Inc.	—	1,995,071	—	1,995,071
28,700	—	—	28,700	St. Jude Medical, Inc.*	1,308,720	—	—	1,308,720
—	47,640	—	47,640	Stryker Corp.	—	2,201,921	—	2,201,921
—	20,190	—	20,190	Zimmer Holdings, Inc.*	—	1,396,744	—	1,396,744

					5,037,467	9,092,893	—	14,130,360

				Healthcare Providers & Services - 3.4%
370,300	—	—	370,300	AmerisourceBergen Corp.	17,030,097	—	—	17,030,097
72,400	—	—	72,400	Express Scripts, Inc.*	6,318,348	—	—	6,318,348
71,200	—	—	71,200	Humana, Inc.*	3,678,904	—	—	3,678,904
219,200	—	—	219,200	McKesson Corp.	11,865,296	—	—	11,865,296

					38,892,645	—	—	38,892,645

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
Structured			Pro		Structured			Pro
U.S.	Research		Forma		U.S.	Research		Forma
Equity	Select		Combined		Equity	Select		Combined
Fund	Fund	Adjustments	Fund		Fund	Fund	Adjustments	Fund

				Hotels, Restaurants & Leisure - 0.9%
23,400	—	—	23,400	Brinker International, Inc.	$974,610	$—	$—	$974,610
156,500	—	—	156,500	Darden Restaurants, Inc.	6,563,610	—	—	6,563,610
35,600	—	—	35,600	Marriott International, Inc.	2,435,040	—	—	2,435,040

					9,973,260	—	—	9,973,260

				Household Durables - 0.4%
56,200	—	—	56,200	Whirlpool Corp.	5,046,198	—	—	5,046,198

				Household Products - 2.9%
19,500	—	—	19,500	Colgate-Palmolive Co.	1,062,360	—	—	1,062,360
498,469	45,733	—	544,202	Procter & Gamble Co.	29,873,247	2,740,779	—	32,614,026

					30,935,607	2,740,779	—	33,676,386

				Industrial Conglomerates - 3.5%
1,231,820	—	—	1,231,820	General Electric Co.	40,489,923	—	—	40,489,923

				Insurance - 5.3%
3,162	—	—	3,162	Alleghany Corp.*	910,656	—	—	910,656
—	37,900	—	37,900	AMBAC Financial Group, Inc.	—	2,848,185	—	2,848,185
132,400	—	—	132,400	Genworth Financial, Inc.	4,212,968	—	—	4,212,968
169,410	—	—	169,410	Loews Corp.	15,629,767	—	—	15,629,767
263,700	—	—	263,700	MBIA, Inc.	15,489,738	—	—	15,489,738
63,310	—	—	63,310	Prudential Financial, Inc.	4,877,402	—	—	4,877,402
152,600	—	—	152,600	The Chubb Corp.	14,611,450	—	—	14,611,450
—	39,837	—	39,837	XL Capital, Ltd.	—	2,690,989		2,690,989

					55,731,981	5,539,174	—	61,271,155

				Internet Software & Services - 1.5%
41,550	4,710	—	46,260	Google, Inc.*	15,066,861	1,707,940	—	16,774,801

				IT Consulting & Services - 1.6%
85,200	—	—	85,200	Accenture Ltd.	2,782,632	—	—	2,782,632
285,600	—	—	285,600	Computer Sciences Corp.*	15,519,504	—	—	15,519,504

					18,302,136	—	—	18,302,136

				Machinery - 0.7%
95,300	—	—	95,300	Caterpillar, Inc.	6,964,524	—	—	6,964,524
19,500	—	—	19,500	SPX Corp.	960,375	—	—	960,375

					7,924,899	—	—	7,924,899

				Manufacturing - 0.1%
—	31,755	—	31,755	American Standard Companies	—	1,256,863	—	1,256,863

				Media - 5.8%
240,981	740	—	241,721	CBS Corp. Class B	5,894,395	18,100	—	5,912,495
274,300	—	—	274,300	Clear Channel Communications, Inc(a)	7,762,690	—	—	7,762,690
49,237	—	—	49,237	Comcast Corp.*	1,321,029	—	—	1,321,029
1,188,800	—	—	1,188,800	Liberty Media Corp. Series A*	9,795,712	—	—	9,795,712
117,300	95,410	—	212,710	The McGraw-Hill Cos., Inc.	6,227,457	5,065,317	—	11,292,774
—	25,103	—	25,103	The Walt Disney Co.	—	702,633	—	702,633
1,225,390	122,170	—	1,347,560	Time Warner, Inc.	21,211,501	2,114,763	—	23,326,264
126,881	34,450	—	161,331	Viacom, Inc. Class B*	5,070,165	1,376,622	—	6,446,787

					57,282,949	9,277,435	—	66,560,384

				Metals & Mining - 0.6%
70,700	—	—	70,700	Freeport-McMoRan Copper & Gold, Inc.	3,579,541	—	—	3,579,541
				Series B
20,700	—	—	20,700	Newmont Mining Corp.	1,095,444	—	—	1,095,444
28,900	—	—	28,900	Nucor Corp.	2,486,845	—	—	2,486,845

					7,161,830	—	—	7,161,830

				Multiline Retail - 0.1%
31,300	—	—	31,300	BJ’s Wholesale Club, Inc.*	990,958	—	—	990,958

				Oil & Gas - 9.2%
155,500	—	—	155,500	Anadarko Petroleum Corp.	15,419,380	—	—	15,419,380
195,900	75,338	—	271,238	Burlington Resources, Inc.	17,666,262	6,793,981	—	24,460,243
—	42,230	—	42,230	Canadian Natural Resources Ltd.	—	2,304,069	—	2,304,069
277,900	—	—	277,900	Devon Energy Corp.	16,293,277	—	—	16,293,277
104,700	—	—	104,700	EOG Resources, Inc.	7,056,780	—	—	7,056,780
271,916	113,431	—	385,347	Exxon Mobil Corp.	16,143,653	6,734,398	—	22,878,051
—	32,670	—	32,670	Suncor Energy, Inc.	—	2,442,083	—	2,442,083
201,500	—	—	201,500	Sunoco, Inc.	14,931,150	—	—	14,931,150

					87,510,502	18,274,531	—	105,785,033

				Other Energy - 0.3%
—	57,712	—	57,712	Baker Hughes, Inc.	—	3,922,685	—	3,922,685

				Pharmaceuticals - 6.1%
—	61,700	—	61,700	Abbott Laboratories	—	2,725,906	—	2,725,906
46,600	—	—	46,600	Allergan, Inc.	5,044,916	—	—	5,044,916
296,350	—	—	296,350	Johnson & Johnson	17,084,577	—	—	17,084,577
524,100	—	—	524,100	Merck & Co., Inc.	18,270,126	—	—	18,270,126
1,019,700	—	—	1,019,700	Pfizer, Inc.	26,705,943	—	—	26,705,943

					67,105,562	2,725,906	—	69,831,468

				Pharmacy Benefit Manager - 0.3%
—	67,400	—	67,400	Caremark Rx, Inc.*	—	3,353,150	—	3,353,150

				Real Estate - 0.6%
38,600	—	—	38,600	Archstone-Smith Trust	1,829,640	—	—	1,829,640
20,100	—	—	20,100	Developers Diversified Realty Corp. (REIT)	1,008,819	—	—	1,008,819
28,700	—	—	28,700	Kimco Realty Corp.	1,031,191	—	—	1,031,191
56,300	—	—	56,300	ProLogis	2,956,876	—	—	2,956,876

					6,826,526	—	—	6,826,526

				Retailing - 0.8%
—	38,747	—	38,747	J.C. Penney Co., Inc.	—	2,272,124	—	2,272,124
—	62,540	—	62,540	Lowe’s Companies, Inc.	—	4,263,977	—	4,263,977
—	62,000	—	62,000	Wal-Mart Stores, Inc.	—	2,812,320	—	2,812,320

					—	9,348,421	—	9,348,421

				Road & Rail - 0.7%
43,900	—	—	43,900	Burlington Northern Santa Fe Corp.	3,452,296	—	—	3,452,296
98,500	—	—	98,500	Norfolk Southern Corp.	5,041,230	—	—	5,041,230

					8,493,526	—	—	8,493,526

				Semiconductor Equipment & Products - 3.9%
184,990	—	—	184,990	Freescale Semiconductor, Inc. Class B*	5,002,130	—	—	5,002,130
1,105,800	—	—	1,105,800	Intel Corp.	22,779,480	—	—	22,779,480
—	66,270	—	66,270	Linear Technology Corp.	—	2,442,712	—	2,442,712
470,900	—	—	470,900	Texas Instruments, Inc.	14,056,365	—	—	14,056,365

					41,837,975	2,442,712	0	44,280,687

				Software - 2.6%
185,100	—	—	185,100	Autodesk, Inc.	6,969,015	—	—	6,969,015
—	30,410	—	30,410	Electronic Arts, Inc.*	—	1,580,408	—	1,580,408
26,800	—	—	26,800	Intuit Inc.*	1,301,944	—	—	1,301,944
255,640	196,915	—	452,555	Microsoft Corp.	6,876,716	5,297,013	—	12,173,729
—	313,257	—	313,257	Oracle Corp.*	—	3,890,652	—	3,890,652
85,500	—	—	85,500	Symantec Corp.*	1,444,095	—	—	1,444,095
118,100	—	—	118,100	Synopsys, Inc.*	2,582,847	—	—	2,582,847

					19,174,617	10,768,073	—	29,942,690

				Specialty Retail - 1.8%
424,130	—	—	424,130	AutoNation, Inc.*	8,868,558	—	—	8,868,558
474,431	—	—	474,431	Circuit City Stores, Inc.	11,400,577	—	—	11,400,577

					20,269,135	—	—	20,269,135

				Telecommunications - 0.4%
—	104,660	—	104,660	American Tower Corp.*	—	3,331,328	—	3,331,328
—	23,450	—	23,450	Research In Motion Ltd.*	—	1,653,928	—	1,653,928

					—	4,985,256	—	4,985,256

				Textiles & Apparel - 1.4%
459,900	—	—	459,900	Coach, Inc.*	16,427,628	—	—	16,427,628

				Tobacco - 1.5%
222,600	9,934	—	232,534	Altria Group, Inc.	16,004,940	714,255	—	16,719,195

				Wireless Telecommunication Services - 0.2%
43,610	—	—	43,610	United States Cellular Corp.*	2,396,369	—	—	2,396,369

The accompanying notes are an integral part of these pro forma financial statements.

Shares				Description	Value
Structured			Pro		Structured			Pro
U.S.	Research		Forma		U.S.	Research		Forma
Equity	Select		Combined		Equity	Select		Combined
Fund	Fund	Adjustments	Fund		Fund	Fund	Adjustments	Fund

				TOTAL COMMON STOCKS (Cost $842,389,588, $136,184,553, $0 and $978,574,141, respectively)	$969,863,742	$162,942,309	$—	$1,132,806,051

Principal Amount				Interest Rate Maturity Date	Value

				Repurchase Agreement (b) - 1.2%
				Joint Repurchase Agreement Account II 4.57% 03/01/2006 Maturity Value: $11,001,396, $3,300,419, $0 and $14,301,815, respectively
$11,000,000	$3,300,000	$—	$14,300,000	(Cost $11,000,000, $3,300,00, $0 and $14,300,000, respectively)	$11,000,000	$3,300,000	$—	$14,300,000

				TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL (Cost $853,389,588, $139,484,553, $0 and $992,874,141, respectively)	$980,863,742	$166,242,309	$—	$1,147,106,051

Shares				Description	Value

				Securities Lending Collateral 1.4%
16,552,800	—	—	16,552,800	Boston Global Investment Trust — Enhanced Portfolio
				TOTAL SECURITIES LENDING COLLATERAL (Cost $16,552,800, $0, $0, and $16,552,800, respectively)	$16,552,800	$—	$—	$16,552,800

				TOTAL INVESTMENTS - 101.4% (Cost $869,942,388, $139,484,553, $0, and $1,009,426,941, respectively)	$997,416,542	$166,242,309	$—	$1,163,658,851

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or portion of security is on loan.
(b) Joint repurchase agreement was entered into on February 28, 2006.

Investment Abbreviation:
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these pro forma financial statements.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2006, the following futures contracts were open for the Structured U.S. Equity Fund:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Loss

S&P 500 Index	182	March 2006	$11,669,840	$(15,413)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At February 28, 2006, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Research Select	$3,300,000

Structured U.S. Equity	11,000,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,019,900,000	4.56%	03/01/2006	$3,020,282,521

Barclays Capital PLC	3,000,000,000	4.57	03/01/2006	3,000,380,833

Credit Suisse First Boston LLC	500,000,000	4.57	03/01/2006	500,063,472

Deutsche Bank Securities, Inc.	3,020,000,000	4.57	03/01/2006	3,020,383,372

Greenwich Capital Markets	300,000,000	4.58	03/01/2006	300,038,167

J.P. Morgan Securities, Inc.	400,000,000	4.56	03/01/2006	400,050,667

Morgan Stanley & Co.	2,925,000,000	4.57	03/01/2006	2,925,371,312

UBS Securities LLC	1,500,000,000	4.57	03/01/2006	1,500,190,417

Wachovia Capital Markets	400,000,000	4.58	03/01/2006	400,050,889

TOTAL	$15,064,900,000			$15,066,811,650

At February 28, 2006, the Joint Repurchase Agreement Account II was fully collateralized by the following securities: Federal Home Loan Bank, 0.00% to 11.25%, due 03/16/2006 to 05/15/2012; Federal Home Loan Mortgage Association, 3.50% to 11.00%, due 04/01/2006 to 03/01/2036; Federal National Mortgage Association, 2.37% to 10.50%, due 06/15/2006 to 03/01/2036 and U.S. Treasury Notes, 3.87% to 4.25%, due 05/15/2010 to 08/15/2013. The aggregate market value of the collateral, including accrued interest, was $15,375,491,397.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs Structured U.S. Equity Fund and the Goldman Sachs Research Select Fund
February 28, 2006 (Unaudited)

	Structured U.S.	Research			Pro Forma
	Equity Fund	Select Fund	Adjustments		Combined Fund
Assets:
Investments in securities, at value (cost $853,389,588, $139,484,553, $0 and $992,874,141, respectively)	$980,863,742	$166,242,309	$—		$1,147,106,051
Securities Lending collateral, at value (cost $16,552,800, $0, $0 and $16,552,800, respectively)	16,552,800	—	—		16,552,800
Cash	1,286,284 (a)	33,377	—		1,319,661
Receivables:
Investment securities sold	—	2,710,819	—		2,710,819
Fund shares sold	1,159,529	6,398	—		1,165,927
Dividends and Interest	1,442,240	164,590	—		1,606,830
Reimbursement from adviser	66,530	5,152	—		71,682
Securities lending income	1,148	—	—		1,148
Other assets	18,685	1,324	—		20,009

Total assets	1,001,390,958	169,163,969	—		1,170,554,927

Liabilities:
Payables:
Investment securities purchased	—	1,739,057	—		1,739,057
Payable upon return of securities loaned	16,552,800	—	—		16,552,800
Fund shares repurchased	3,051,932	521,017	—		3,572,949
Amounts owed to affiliates	687,634	242,618	—		930,252
Variation Margin	104,618	—	—		104,618
Accrued expenses	153,437	118,183	—		271,620

Total liabilities	20,550,421	2,620,875	—		23,171,296

Net Assets:
Paid-in capital	875,517,960	546,957,102	—		1,422,475,062
Accumulated undistributed net investment income (loss)	3,995,093	(327,618)	—		3,667,475
Accumulated net realized loss on investments and futures transactions	(26,131,257)	(406,844,146)	—		(432,975,403)
Net unrealized gain on investments and futures	127,458,741	26,757,756	—		154,216,497

Net Assets	$980,840,537	$166,543,094	$—		1,147,383,631

Net Assets:
Class A	$522,637,752	$55,028,423	$—		$577,666,175
Class B	92,726,436	79,065,740	—		171,792,176
Class C	37,569,369	30,426,579	—		67,995,948
Institutional	317,315,858	2,020,972	—		319,336,830
Service	10,591,122	1,380	—		10,592,502

Shares Outstanding:
Class A	16,777,400	7,335,812	(5,569,249	)(b)	18,543,963
Class B	3,151,629	11,001,525	(8,314,042	)(b)	5,839,112
Class C	1,282,625	4,230,354	(3,191,550	)(b)	2,321,429
Institutional	9,990,202	263,649	(200,016	)(b)	10,053,835
Service	342,926	184	(139	)(b)	342,971

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	31,544,782	22,831,524	(17,274,996	)(b)	37,101,310

Net assets value, offering and redemption price per share:(c)
Class A	$31.15	$7.50	$—		$31.15
Class B	29.42	7.19	—		29.42
Class C	29.29	7.19	—		29.29
Institutional	31.76	7.67	—		31.76
Service	30.88	7.50	—		30.88

(a)	Includes restricted cash of $1,225,000 relating to initial margin requirements on futures transactions.

(b)	Adjustment to reflect reduction of shares based on Structured U.S. Equity Fund’s NAV.

(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Structured U.S. Equity Fund is $32.96. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs Structured U.S. Equity Fund and the Goldman Sachs Research Select Fund
For the Twelve Months Ended February 28, 2006 (Unaudited)

	Structured U.S.	Research Select			Pro Forma
	Equity Fund	Fund	Adjustments		Combined Fund
Investment Income:
Dividends	$15,233,993	$2,972,099	$—		$18,206,092
Interest (including securities lending income of $43,281, $236, $0 and $43,517, respectively)	204,012	81,096	—		285,108

Total income	15,438,005	3,053,195	—		18,491,200

Expenses:
Management fees	5,882,104	1,897,141	(666,152	)(a)	7,113,093
Distribution and Service fees	2,649,287	1,405,932	(1,223	)(b)	4,053,996
Transfer Agent fees	1,297,755	357,339	188	(b)	1,655,282
Custody and accounting fees	231,385	131,747	(122,132	)(b)	241,000
Printing fees	83,950	33,742	(29,692	)(b)	88,000
Registration fees	70,405	54,257	(53,662	)(b)	71,000
Audit fees	47,791	30,330	(27,121	)(b)	51,000
Legal fees	21,118	24,634	(22,852	)(b)	22,900
Trustee fees	15,158	15,718	(14,676	)(b)	16,200
Service share fees	51,604	63	14	(b)	51,681
Insurance expense	11,913	6,116	(5,029	)(b)	13,000
Other	90,317	67,508	(65,825	)(b)	92,000

Total expenses	10,452,787	4,024,527	(1,008,162)		13,469,152
Less — expense reductions	(771,763)	(304,916)	(81,805	)(c)	(1,158,484)

Net Expenses	9,681,024	3,719,611	(1,089,967)		12,310,668

Net Investment Income (loss)	5,756,981	(666,416)	1,089,967		6,180,532

Realized and unrealized gain (loss) on investment and futures transactions:
Net realized gain from:
Investment transactions	70,371,251	26,939,379	—		97,310,630
Futures transactions	385,858	—	—		385,858
Payment by affiliates to reimburse certain security claims	23,962	—	—		23,962
Net change in unrealized gain (loss) on:
Investments	28,522,607	(11,046,254)	—		17,476,353
Futures	(98,663)	—	—		(98,663)

Net realized and unrealized gain on investment and futures transactions	99,205,015	15,893,125	—		115,098,140

Net Increase in Net Assets Resulting from Operations	$104,961,996	$15,226,709	$1,089,967		$121,278,672

(a)	Adjustment to reduce management fee based on Structured U.S. Equity Fund rates.

(b)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(c)	Adjustment to reflect increase in expense reduction based on Structured U.S. Equity Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Notes to Pro Forma Financial Statements
February 28, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Structured U.S. Equity Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares—Class A, Class B, Class C, Institutional and Service.
The Trust also includes the Goldman Sachs Research Select Fund (“Research Select”). Research Select is a diversified portfolio offering five classes of shares—Class A, Class B, Class C, Institutional and Service.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations (“pro forma statements”) reflect the accounts of the Fund and Research Select as if the proposed reorganization occurred as of and for the twelve months ended February 28, 2006. Class A of Research Select will be combined with Class A of the Fund, Class B of Research Select will be combined with Class B of the Fund, Class C of Research Select will be combined with Class C of the Fund, Institutional Class of Research Select will be combined with Institutional Class of the Fund, and Service Class of Research Select will be combined with Service Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of Research Select into the Fund. The acquisition is expected to be completed in August 2006.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of Research Select will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of Research Select. Immediately thereafter, shares of the Fund will be distributed to the shareholders of Research Select. Research Select will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on February 28, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the February 28, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional	Service
Shares Issued	1,766,563	2,687,483	1,038,804	63,633	45
Net Assets 02/28/2006	$55,028,423	$79,065,740	$30,426,579	$2,020,972	$1,380
Pro Forma Net Asset Value 02/28/2006	$31.15	$29.42	$29.29	$31.76	$30.88
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.
In addition, distributions paid by the Fund’s investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Fund as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital and is generally not taxable to shareholders.
The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2005. The year and amount of expiration for each capital loss carryforward is indicated below:

Capital Loss Carryforward*	Research Select Fund	Structured U.S. Equity Fund
Expiring 2009	$—	$(4,428,298)
Expiring 2010	(188,226,383)	(22,415,823)
Expiring 2011	(230,211,382)	(24,495,433)

Total	$(418,437,765)	$(51,339,554)

*	Expiration occurs on August 31 of the year indicated. Utilization of these losses may be limited under the Internal Revenue Code.
E. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
G. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparty, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.
H. Commission Recapture — The Research Select Fund may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Funds as cash payments and are included in the net realized gain (loss) on investments in the Statements of Operations.
5. AGREEMENTS
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAM manages the Fund, subject to the general supervision of the Trust’s Board of Trustees. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”) computed daily and payable monthly, equally to an annual percentage rate of the Fund’s average daily net assets.
The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005 to achieve the rates listed below:

Average Daily Net Assets	Management Fee Annual Rate

First $1 Billion	0.65%
Next $1 Billion	0.59%
Over $2 Billion	0.56%

Additionally, effective December 29, 2005, GSAM has voluntarily agreed to waive a portion of its Management Fees equal to 0.14% based on the average daily net assets of the Fund.
GSAM has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.

The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended February 28, 2006, Goldman Sachs advised the Fund that it retained approximately $75,200, $100, and $0 for Class A, Class B, and Class C Shares, respectively.
Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C shares and 0.04% of the average daily net assets for Institutional and Service Shares.
The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
For the twelve months ended February 28, 2006, GSAM has voluntarily agreed to reimburse certain expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. Goldman Sachs, as Transfer Agent, voluntarily made a payment to the Fund related to certain earnings credits that reduce transfer agent fees. The Fund’s expense reductions were approximately, $234,000, $535,000, and $2,000 for Management Fee waiver, Other Expense Reimbursement, Custody Fee Reduction, respectively.
At February 28, 2006, amounts owed to affiliates by the Fund were approximately $381,000, $201,000, and $106,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended February 28, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended February 28, 2006, BGA earned $7,628 in fees as securities lending agent. A portion of this amount, $992, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At February 28, 2006, the Fund loaned securities having a market value of $16,050,094 collateralized by cash in the amount of $16,552,800. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Pro Forma Combined Statement of Investments for the Goldman Sachs European Equity Fund and Goldman Sachs International Equity Fund
February 28, 2006 (Unaudited)

Shares				Description	Value
	International		Pro Forma			International		Pro Forma
European Equity	Equity	Adjustments	Combined Fund		European Equity	Equity	Adjustments	Combined Fund

				Common Stocks - 99.0%
				Australia - 1.6%
—	1,574,359	—	1,574,359	Alumina Ltd. (Materials)	$—	$8,057,665	$—	$8,057,665

				Austria - 0.1%
2,336	—	—	2,336	Erste Bank der oesterreichischen Sparkassen AG* (Banks)	139,627	—	—	139,627
8,765	—	—	8,765	Erste Bank der oesterreichischen Sparkassen AG (Banks)	532,797	—	—	532,797

					672,424	—	—	672,424

				Denmark - 0.2%
15,658	—	—	15,658	Novo-Nordisk A/S Class B (Pharmaceuticals & Biotechnology)	920,420	—	—	920,420

				Finland - 0.1%
140,443	—	—	140,443	M-real Oyj (Materials)	704,578	—	—	704,578

				France - 11.0%
4,116	—	—	4,116	Air Liquide SA (a) (Materials)	812,184	—	—	812,184
21,800	318,199	—	339,999	Credit Agricole SA (Telecommunication Services)	796,261	11,622,450	—	12,418,711
52,403	434,395	—	486,798	France Telecom SA (Telecommunication Services)	1,144,828	9,490,057	—	10,634,885
6,223	—	—	6,223	LVMH Moet Hennessy Louis Vuitton SA (a) (Consumer Durables & Apparel)	565,286	—	—	565,286
8,130	—	—	8,130	Sanofi-Aventis (Pharmaceuticals & Biotechnology)	692,068	—	—	692,068
10,545	67,392	—	77,937	Total SA Class B (a) (Energy)	2,652,053	16,948,992	—	19,601,045
—	117,018	—	117,018	Vinci SA (Capital Goods)	—	10,801,373	—	10,801,373

					6,662,680	48,862,872	—	55,525,552

				Germany - 5.7%
7,711	140,691	—	148,402	E.ON AG (Utilities)	854,201	15,585,326	—	16,439,527
13,341	148,373	—	161,714	Schering AG (Pharmaceuticals & Biotechnology)	960,059	10,677,372	—	11,637,431
7,801	—	—	7,801	Siemens AG (Capital Goods)	716,421	—	—	716,421

					2,530,681	26,262,698	—	28,793,379

				Greece - 0.2%
				Hellenic Telecommunications Organization SA (OTE)*
34,020	—	—	34,020	(Telecommunications Services)	723,778	—	—	723,778

				Hong Kong - 6.8%
—	1,644,000	—	1,644,000	Esprit Holdings Ltd. (Retailing)	—	12,573,136	—	12,573,136
—	34,212,000	—	34,212,000	PICC Property and Casualty Co. Ltd. (Insurance)	—	11,564,859	—	11,564,859
—	6,058,000	—	6,058,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	—	10,531,231	—	10,531,231

					—	34,669,226	—	34,669,226

				Hungary - 2.3%
—	155,600	—	155,600	OTP Bank Rt. GDR (Banks)	—	11,654,440	—	11,654,440

				Ireland - 0.2%
27,568	—	—	27,568	CRH PLC (Materials)	900,829	—	—	900,829

				Italy - 2.5%
152,913	—	—	152,913	Banca Intesa SpA (Banks)	903,467	—	—	903,467
15,997	192,008	—	208,005	Fastweb * (a) (Telecommunication Services)	771,080	9,255,087	—	10,026,167
52,088	—	—	52,088	Mediaset SpA (Media)	613,052	—	—	613,052
133,000	—	—	133,000	UniCredito Italiano SpA * (Banks)	967,358	—	—	967,358

					3,254,957	9,255,087	—	12,510,044

				Japan - 2.5%
—	266,400	—	266,400	Credit Saison Co. Ltd (Diversified Financials)	—	12,581,396	—	12,581,396
—	1,014,000	—	1,014,000	Hitachi Metals Ltd. (Materials)	—	10,733,917	—	10,733,917
—	829	—	829	Millea Holdings, Inc. (Insurance)	—	16,870,156	—	16,870,156
—	621,400	—	621,400	Nomura Holdings, Inc. (Diversified Financials)	—	11,858,245	—	11,858,245
—	184,300	—	184,300	Shin-Etsu Chemical Co. Ltd. (Materials)	—	9,812,669	—	9,812,669
—	3,011,000	—	3,011,000	Taiheiyo Cement Corp. (a) (Materials)	—	12,956,041	—	12,956,041
—	172,500	—	172,500	Union Tool Co. (a) (Capital Goods)	—	9,136,423	—	9,136,423

					—	83,948,847	—	83,948,847

				Netherlands - 6.7%
26,423	288,537	—	314,960	ING Groep NV (Diversified Financials)	993,133	10,844,931	—	11,838,064
16,181	—	—	16,181	Koinklijke (Royal) Philips Electronics NV * (Consumer Durables & Apparel	526,584	—	—	526,584
—	438,492	—	438,492	TNT NV (Transportation)	—	14,263,532	—	14,263,532
46,332	—	—	46,332	Vedior NV (Commercial Services & Supplies)	874,699	—	—	874,699
16,182	189,811	—	205,993	VNU NV (Media)	524,329	6,150,253	—	6,674,582

					2,918,745	31,258,716	—	34,177,461

				Russia - 3.5%
—	149,500	—	149,500	LUKOIL ADR (Energy)	—	11,945,050	—	11,945,050
—	155,900	—	155,900	Mobile Telesystems ADR (Telecommunication Services)	—	5,623,313	—	5,623,313

					—	17,568,363	—	17,568,363

				South Korea - 5.4%
—	294,815	—	294,815	Hyundai Motor Co. Ltd. GDR (b) (Automobiles & Components)	—	12,559,119	—	12,559,119
				Samsung Electronics Co. Ltd. GDR (b) (Semiconductors &
—	47,700	—	47,700	Semiconductor Equipment)	—	14,649,615	—	14,649,615

					—	27,208,734	—	27,208,734

				Spain - 2.5%
71,504	539,445	—	610,949	Banco Bilbao Vizcaya Argentina SA (Banks)	1,454,148	10,970,471	—	12,424,619
98,939	—	—	98,939	Banco Santander Central Hispano SA (Banks)	1,445,455	—	—	1,445,455

					2,899,603	10,970,471	—	13,870,074

				Sweden - 3.0%
19,580	330,538	—	350,118	Svenska Cellulosa AB (SCA) Class B (Materials)	821,079	13,860,981	—	14,682,060
				Telefonaktiebolaget LM Ericsson Series B (Tenology
205,130	—	—	205,130	Hardware & Equipment)	698,977	—	—	698,977

					1,520,056	13,860,981	—	15,381,037

				Switzerland - 6.1%
31,683	172,875	—	204,558	Credit Suisse Group (Diversified Financials)	1,754,768	9,574,709	—	11,329,477
—	14,746	—	14,746	Nestle SA (Food Beverage & Tobacco)	—	4,335,377	—	4,335,377
34,435	244,411	—	278,846	Novartis AG (a) (Pharmaceuticals & Biotechnology)	1,853,052	13,152,496	—	15,005,548

					3,607,820	27,062,582	—	30,670,402

				Taiwan - 1.2%
—	499,475	—	499,475	Hon Hai Precision Industry Co. Ltd. GDR (Technology Hardware & Equipment)	—	6,268,411	—	6,268,411

The accompanying notes are an integral part of these pro forma financial statements.

Shares					Description	Value
		International		Pro Forma			International		Pro Forma
European Equity		Equity	Adjustments	Combined Fund		European Equity	Equity	Adjustments	Combined Fund

					United Kingdom - 22.9%
	—	1,272,176	—	1,272,176	Amvescap PLC (Diversified Financials)	$—	$12,017,297	$—	$12,017,297
	—	1,523,613	—	1,523,613	Bodycote International PLC (Capital Goods)	—	6,956,633	—	6,956,633
	—	476,400	—	476,400	BP PLC (Energy)	—	5,269,953	—	5,269,953
	66,318	—	—	66,318	British Sky Broadcasting Group PLC (Media)	587,820	—	—	587,820
	—	161,593	—	161,593	Carnival PLC (Hotels, Restaurants & Leisure)	—	8,828,057	—	8,828,057
	121,685	—	—	121,685	Cattles PLC (Diversified Financials)	740,213	—	—	740,213
	76,466	599,168	—	675,634	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	1,942,160	14,202,312	—	16,144,472
	71,121	—	—	71,121	HSBC Holdings PLC (Banks)	1,217,114	—	—	1,217,114
	274,078	—	—	274,078	Old Mutual PLC (Insurance)	902,358	—	—	902,358
	133,832	1,177,391	—	1,311,223	Prudential PLC (Insurance)	1,415,874	12,456,190	—	13,872,064
	29,493	—	—	29,493	Reckitt Benckiser PLC (Household & Personal Products)	1,050,110	—	—	1,050,110
	115,117	—	—	115,117	Rexam PLC (Materials)	1,023,646	—	—	1,023,646
	55,486	293,181	—	348,667	Royal Bank of Scotland Group PLC (Banks)	1,855,946	9,806,581	—	11,662,527
	2,489	—	—	2,489	Royal Dutch Shell PLC ADR Series B (Energy)	75,037	—	—	75,037
	52,608	—	—	52,608	Royal Dutch Shell PLC PLC Series B (Energy)	1,654,023	—	—	1,654,023
	200,489	—	—	200,489	Tesco PLC (Food & Staples Retailing)	1,188,104	—	—	1,188,104
	24,510	—	—	24,510	Travis Perkins PLC (Retailing)	637,798	—	—	637,798
	773,659	5,657,279	—	6,430,938	Vodafone Group PLC (Telecommunication Services)	1,482,328	10,839,325	—	12,321,653
	—	2,766,896	—	2,766,896	W.M. Supermarkets PLC (Food & Staples Retailing)	—	10,344,872	—	10,344,872
	—	803,077	—	803,077	WPP Group PLC (Media)	—	9,326,467	—	9,326,467

						15,772,531	100,047,687	—	115,820,218

					United States - 0.3%
	26,900	—	—	26,900	Carnival Corp. (Consumer Services)	1,389,385	—	—	1,389,385

					TOTAL COMMON STOCKS
					(Cost $38,699,675, $351,782,847, $0 and $390,482,522, respectively)	$44,478,487	$456,956,780	$—	$501,435,267

Principal Amount ^					Interest Rate Maturity Date	Value

					Short-Term Obligation - 1.4%
					State Street Bank & Trust Euro — Time Deposit 2.31% 03/01/2006
EUR	839,065	—	—	839,065		$1,000,249	$—	$—	$1,000,249
					State Street Bank & Trust Euro — Time Deposit 4.20% 03/01/2006
USD	—	4,350,000	—	4,350,000		—	4,350,000	—	4,350,000
					State Street Bank & Trust Euro — Time Deposit 2.33% 03/02/2006
EUR	1,308,621	—	—	1,308,621		1,560,006	—	—	1,560,006

					Total Short-Term Obligations (Cost $2,555,404, $4,350,000, $0 and $6,905,404, respectively)	$2,560,255	$4,350,000	$—	$6,910,255

					TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
					(Cost $41,255,079, $356,132,847, $0 and $397,387,926, respectively)	$47,038,742	$461,306,780	$—	$508,345,522

Shares					Description	Value

					Securities Lending Collateral - 7.9%
	37,260,290	37,260,290	—	74,520,580	Boston Global Investment Trust — Enhanced Portfolio	$2,544,200	$37,260,290	$—	$39,804,490

					(Cost $2,544,200, $37,260,290, $0, and $39,804,490, respectively)

					TOTAL INVESTMENTS - 108.3%
					(Cost $43,799,279, $393,393,137, $0, and $437,192,416, respectively)	$49,582,942	$498,567,070	$—	$548,150,012

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
^ The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

EUR = Euro
* Non-income producing security.
(a) All or portion of security is on loan.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $27,208,734 which represents approximately 5.9% of net assets as of February 28, 2006.

Investment Abbreviation:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

The accompanying notes are an integral part of these pro forma financial statements.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At February 28, 2006, the following futures contracts were open for the European Equity Fund:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

Dow Jones Euro Stoxx 50 Index	21	March 2006	$727,230	$6,652

The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Assets and Liabilities
For the Goldman Sachs European Equity and International Equity Funds
February 28, 2006 (Unaudited)

	European Equity	International			Pro Forma
	Fund	Equity Fund	Adjustments		Combined Fund
Assets:
Investments in securities, at value (identified cost $41,255,079, $356,132,847, $0 and $397,387,926, respectively)	$47,038,742	$461,306,780	$—		$508,345,522
Securities Lending collateral, at value (cost $2,544,200, $37,260,290, $0 and $39,804,490, respectively)	2,544,200	37,260,290	—		39,804,490
Cash	37,776	2,005,273	—		2,043,049
Foreign currencies, at value (identified cost $0, $6,634, $0 and $6,634, respectively)	—	6,654	—		6,654
Receivables:
Investment securities sold, at value	1,084,513	—	—		1,084,513
Fund shares sold	90,134	1,188,898	—		1,279,032
Dividends and interest, at value	39,574	480,020	—		519,594
Reimbursement from investment adviser	49,297	15,516	—		64,813
Due from broker (a)	3,091	—	—		3,091
Securities lending income	159	4,608	—		4,767
Foreign tax reclaims, at value	454	14,622	—		15,076
Other assets	551	6,137	—		6,688

Total assets	50,888,491	502,288,798	—		553,177,289

Liabilities:
Due to custodian for foreign currencies at value (identified cost ($530,750), $0, $0 and ($530,750), respectively)	530,717	—	—		530,717
Payables:
Payable upon return of securities loaned	2,544,200	37,260,290	—		39,804,490
Investment securities purchased, at value	1,582,417	2,004,803	—		3,587,220
Fund shares repurchased	121,890	1,991,673	—		2,113,563
Amounts owed to affiliates	44,828	506,202	—		551,030
Accrued expenses	78,312	164,459	—		242,771

Total liabilities	4,902,364	41,927,427	—		46,829,791

Net Assets:
Paid-in capital	69,308,595	880,623,710	—		949,932,305
Accumulated net investment loss	(48,935)	(1,627,484)	—		(1,676,419)
Accumulated net realized loss on investments, futures, and foreign currency related transactions	(29,066,721)	(523,812,268)	—		(552,878,989)
Net unrealized gain on investments, futures and translation of assets and liabilities denominated in foreign currencies	5,793,188	105,177,413	—		110,970,601

Net Assets	$45,986,127	$460,361,371	$—		$506,347,498

Net Assets:
Class A	$17,411,293	$352,367,873	$—		$369,779,166
Class B	2,347,390	14,536,795	—		16,884,185
Class C	1,055,739	20,763,308	—		21,819,047
Institutional	22,452,918	71,894,527	—		94,347,445
Service	2,718,787	798,868	—		3,517,655

Shares Outstanding:
Class A	1,299,697	17,492,103	(435,184	)(b)	18,356,616
Class B	180,943	744,798	(60,687	)(b)	865,054
Class C	81,215	1,085,792	(25,999	)(b)	1,141,008
Institutional	1,659,290	3,495,287	(567,753	)(b)	4,586,824
Service	205,288	39,348	(71,358	)(b)	173,278

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	3,426,433	22,857,328	(1,160,981	)(b)	25,122,780

Net assets value, offering and redemption price per share:(c)
Class A	$13.40	$20.14	$—		$20.14
Class B	12.97	19.52	—		19.52
Class C	13.00	19.12	—		19.12
Institutional	13.53	20.57	—		20.57
Service	13.24	20.30	—		20.30

(a)	Includes $52,500 for the European Equity Fund relating to initial margin requirements for futures transactions.

(b)	Adjustment to reflect reduction of shares based on the International Equity Fund’s NAV.

(c)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the International Equity Fund is $21.31. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.
The accompanying notes are an integral part of these pro forma financial statements.

Pro Forma Combined Statement of Operations
For the Goldman Sachs European Equity and International Equity Funds
For the Twelve Months Ended February 28, 2006 (Unaudited)

	European Equity	International			Pro Forma
	Fund	Equity Fund	Adjustments		Combined Fund
Investment Income:

Dividends	$689,953	$7,856,508	$—		$8,546,461
Interest (including securities lending income of $20,525, $317,280, $0 and $337,805, respectively)	34,907	579,826	—		614,733

Total income	724,860	8,436,334	—		9,161,194

Expenses:
Management fees	335,945	4,159,545	3,156		4,498,646
Distribution and Service fees	81,673	1,143,334	467	(a)	1,225,474
Transfer Agent fees	47,215	694,279	404	(a)	741,898
Custody and accounting fees	155,100	336,320	(131,420	)(a)	360,000
Printing fees	26,135	66,395	(24,530	)(a)	68,000
Registration fees	50,530	61,047	(37,577	)(a)	74,000
Audit fees	26,527	66,609	(23,136	)(a)	70,000
Legal fees	21,960	21,960	(17,920	)(a)	26,000
Trustee fees	15,214	15,214	(14,228	)(a)	16,200
Service Share fees	4,821	2,457	59		7,337
Insurance expense	770	8,915	(185	)(a)	9,500
Other	25,028	59,242	(13,670	)(a)	70,600

Total expenses	790,918	6,635,317	(258,580)		7,167,655
Less — expense reductions	(287,162)	(208,120)	262,993	(b)	(232,289)

Net Expenses	503,756	6,427,197	4,413		6,935,366

Net Investment Income	221,104	2,009,137	(4,413)		2,225,828

Realized and unrealized gain (loss) on investment, futures and foreign currency related transactions:
Net realized gain from:
Investment transactions (including commissions recaptured of $0, $149,526, $0 and $149,526, respectively)	4,398,531	59,690,254	—		64,088,785
Futures transactions	34,958	479,849	—		514,807
Foreign currency related transactions	(5,737)	(3,592,628)	—		(3,598,365)
Net change in unrealized gain on:
Investments	(577,017)	2,646,306	—		2,069,289
Futures	8,420	—	—		8,420

Translation of assets and liabilities denominated in foreign currencies	(6,803)	(831,426)	—		(838,229)

Net realized and unrealized gain on investment, futures and foreign currency related transactions	3,852,352	58,392,355	—		62,244,707

Net Increase in Net Assets Resulting from Operations	$4,073,456	$60,401,492	$(4,413)		$64,470,535

(a)	Adjustments to reflect the anticipated adjustment as a result of consolidation of transfer agent, printing, custody and accounting and other services.

(b)	Adjustment to reflect decrease in expense reduction based on International Equity Fund current expense cap and waivers.
The accompanying notes are an integral part of these pro forma financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND
Notes to Pro Forma Financial Statements
February 28, 2006 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs International Equity Fund (the “Fund”). The Fund is a diversified portfolio offering five classes of shares—Class A, Class B, Class C, Institutional and Service.
The Trust also includes the Goldman Sachs European Equity Fund (“European Equity”). European Equity is a diversified portfolio offering five classes of shares—Class A, Class B, Class C, Institutional and Service.
2. BASIS OF COMBINATION
The unaudited pro forma Statement of Investments, Statement of Assets and Liabilities, and Statement of Operations ( “pro forma statements” ) reflect the accounts of the Fund and European Equity as if the proposed reorganization occurred as of and for the twelve months ended February 28, 2006. Class A of European Equity will be combined with Class A of the Fund, Class B of European Equity will be combined with Class B of the Fund, Class C of European Equity will be combined with Class C of the Fund, Institutional Class of European Equity will be combined with Institutional Class of the Fund, and Service Class of European Equity will be combined with Service Class of the Fund. These pro forma statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the period shown.
The Fund will be the accounting survivor for financial reporting purposes. The Plan of Reorganization provides for a tax-free acquisition of European Equity into the Fund. The acquisition is expected to be completed in August 2006.
3. SHARES OF BENEFICIAL INTEREST
These pro forma statements give effect to the proposed transaction whereby all assets of European Equity will be exchanged for shares of the Fund. The Fund will assume the liabilities, if any, of European Equity. Immediately thereafter, shares of the Fund will be distributed to the shareholders of European Equity. European Equity will be subsequently terminated.
The pro forma net asset value per share assumes the issuance of additional shares of the Fund, which would have been issued on February 28, 2006 in connection with the proposed reorganization. The amount of additional shares assumed to be issued under the reorganization was calculated based on the February 28, 2006 net assets of the Fund and the net asset value per share of the Fund. These amounts are summarized as follows:

	Class A	Class B	Class C	Institutional	Service
Shares Issued	864,513	120,256	55,216	1,091,537	133,930
Net Assets 02/28/2006	$17,411,293	$2,347,390	$1,055,739	$22,452,918	$2,718,787
Pro Forma Net Asset Value 02/28/2006	$20.14	$19.52	$19.12	$20.57	$20.30
4. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Fund. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates.

Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to taxes. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Commission Recapture — Certain Funds may direct portfolio trades, subject to obtaining best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Funds as cash payments and are included in the net realized gain (loss) on investments in the Statement of Operations.
D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expense.
     Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to its Service and Shareholder Administration Plans. Each class of shares separately bears its respective class-specific Transfer Agency fees.
E. Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid annually.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital, depending on the type of book/tax differences that may exist
     The Fund had capital loss carryforwards as of its most recent fiscal year ended August 31, 2005. The year and amount of expiration for each capital loss carryforward is indicated below:

Capital Loss Carryforward*	European Equity Fund	International Equity Fund
Expiring 2010	$(13,428,201)	$(150,360,513)
Expiring 2011	(14,916,016)	(317,735,173)
Expiring 2012	(2,492,920)	(69,572,929)

Total	$(30,837,137)	$(537,668,615)

*	Expiration occurs on August 31 of the year indicated. Utilization of these losses may be limited under the Internal Revenue Code.

F. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest, dividends and foreign withholding axes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
G. Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to deposit with a broker, or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.
H. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfers uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

I. Segregation Transactions — As set forth in the prospectus, the Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate or physically move liquid assets, on the books of its custodian or to respective counterparty, with a daily mark-to-market value equal to or greater than the market value of the corresponding transactions.
5. AGREEMENTS
Goldman Sachs Asset Management International (“GSAMI”), an affiliate of the Investment Management Division of Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Fund. Under this Agreement, GSAMI manages the Fund, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Fund’s business affairs, including providing facilities, GSAMI is entitled to a fee (“Management Fee”) computed daily and payable monthly, equal to an annual percentage rate of the Fund’s average daily net assets.
     The Investment Adviser has entered into a fee reduction commitment for the Fund which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of December 29, 2005 to achieve the rates listed below:

Average Daily Net Assets	Management Fee Annual Rate

First $1 Billion	1.00%
Next $1 Billion	0.90%
Over $2 Billion	0.86%

     GSAMI has voluntarily agreed to limit certain “Other Expenses” of the Fund (excluding Management Fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Shares fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceed, on an annual basis, 0.104% of the average daily net assets of the Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAMI for prior fiscal year expense reimbursements, if any.
     The Trust, on behalf of the Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, to 0.25%, 0.75% and 0.75% of the Fund’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Class B and Class C Shares.
     Goldman Sachs serves as Distributor of the shares of the Fund pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. For the twelve months ended February 28, 2006, Goldman Sachs advised the Fund that it retained approximately $54,300, $0, and $100 for Class A, Class B, and Class C Shares, respectively.
     Class A, Class B, Class C, Institutional and Service Shares of the Fund charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. Redemption fees are reimbursed to the Fund and reflected as a reduction in share redemptions on the Statement of Changes in Net Assets. Redemption fees are credited to Paid-in capital and are allocated to each share class of the Fund on a pro-rata basis.
     Goldman Sachs also serves as Transfer Agent of the Fund for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
The Trust, on behalf of the Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to its customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the twelve months ended February 28, 2006, GSAMI has voluntarily agreed to reimburse certain operating expenses. In addition, the Fund has entered into certain offset arrangements with the custodian resulting in a reduction in the Fund’s expenses. The Fund’s expense reductions were approximately $203,000 and $5,000 for Other Expense Reimbursement and Custody Fee Reduction, respectively.
     At February 28, 2006, amounts owed to affiliates by the Fund were approximately $353,000, $94,000, and $59,000 for Management, Distribution and Service, and Transfer Agent fees, respectively.
6. SECURITIES LENDING
Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The amount earned by the Fund for the twelve months ended February 28, 2006, is reported parenthetically on the Statement of Operations. For the twelve months ended February 28, 2006, BGA earned $55,995 in fees as securities lending agent. A portion of this amount, $18,786, represents compensation earned by the Fund from lending its securities to Goldman Sachs. At February 28, 2006, the Fund loaned securities having a market value of $34,865,965 collateralized by cash in the amount of $37,260,290. At February 28, 2006, the amount payable to Goldman Sachs upon return of securities loaned was $12,684,500. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (“GSAM”), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

GOLDMAN SACHS TRUST
FORM N-14
PART C – OTHER INFORMATION
Item 15. Indemnification
          Article IV of the Agreement and Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (1)(a).
          The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated herein by reference to Exhibits 6(a) through (6)(g).
          Section 9 of the Distribution Agreement between the Registrant and Goldman, Sachs & Co. dated April 30, 1997, as amended October 30, 2003 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1, 1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. The Distribution Agreement is incorporated herein by reference as Exhibit (7). The Transfer Agency Agreements are incorporated herein by reference as Exhibits (13)(c), (13)(d), (13)(e), and (13)(f), respectively.
          Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions and Goldman Sachs Variable Insurance Trust insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.
Item 16. Exhibits
          The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust’s Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-

000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); to Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845); to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275); to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081); to Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950130-99-000178); to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950130-99-000742); to Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950130-99-001069); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950130-99-002212); to Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950109-99-002544); to Post-Effective Amendment No. 56 to such Registration Statement (Accession No. 0000950130-99-005294); to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950109-99-003474); to Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950109-99-004208); to Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0000950130-99-006810); to Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0000950109-99-004538) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 61 to such Registration Statement (Accession No. 0000950130-00-000099) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0000950109-00-000585); to Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0000950109-00-001365); to Post-Effective Amendment No. 64 to such Registration Statement (Accession No. 0000950130-00-002072); to Post-Effective Amendment No. 65 to such Registration Statement (Accession No. 0000950130-00-002509); to Post-Effective Amendment No. 66 to such Registration Statement (Accession No. 0000950130-00-003033); to Post-Effective Amendment No. 67 to such Registration Statement (Accession No. 0000950130-00-003405); to Post-Effective Amendment No. 68 to such Registration Statement (Accession No. 0000950109-00-500123); to Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0000950109-00-500156); to Post-Effective Amendment No. 70 to such Registration Statement (Accession No. 0000950109-01-000419); to Post-Effective Amendment No. 71 to such Registration Statement (Accession No. 0000950109-01-500094); to Post-Effective Amendment No. 72 to such Registration Statement (Accession No. 0000950109-01-500540); to Post-Effective Amendment No. 73 to such Registration Statement (Accession No. 0000950123-01-509514); to Post-Effective Amendment No. 74 to such Registration Statement (Accession No. 0000950123-02-002026); to Post-Effective Amendment No. 75 to such Registration Statement (Accession No. 0000950123-02-003780); to Post-Effective Amendment No. 76 to such Registration Statement (Accession No. 0000950123-02-006143); to Post-Effective Amendment No. 77 to such Registration Statement (Accession No. 0000950123-02-006151); to Post-Effective Amendment No. 78 to such Registration

Statement (Accession No. 0000950123-02-007177); to Post-Effective Amendment No. 79 to such Registration Statement (Accession No. 0000950123-02-011711); to Post-Effective Amendment No. 80 to such Registration Statement (Accession No. 0000950123-02-011988); to Post-Effective Amendment No. 81 to such Registration Statement (Accession No. 0000950123-03-001754); to Post-Effective Amendment No. 82 to such Registration Statement (Accession No. 0000950123-03-004262); to Post-Effective Amendment No. 83 to such Registration Statement (Accession No. 0000950123-03-007054); to Post-Effective Amendment No. 84 to such Registration Statement (Accession No. 0000950123-03-009618); to Post-Effective Amendment No. 85 to such Registration Statement (Accession No. 0000950123-03-013727); to Post-Effective Amendment No. 86 to such Registration Statement (Accession No. 0000950123-04-002212); to Post-Effective Amendment No. 87 to such Registration Statement (Accession No. 0000950123-04-003073); to the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”) (Accession No. 0000950123-04-008643); to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-004668) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-015178); to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-007490); to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-011442); to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-014459); to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (0000950123-05-015341); to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-001985); to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-002378); to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-005419) and to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (0000950123-06-007014).
(1)	(a)	Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

	(b)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495).

	(c)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495).

	(d)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

	(e)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(f)	Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(g)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(h)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-006081).

(i)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-000742).

(j)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-99-002544).

(k)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(l)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(m)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-004208).

(n)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-00-000585).

(o)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-00-002509).

(p)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950109-00-500123).

(q)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950109-01-500540).

(r)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-01-509514).

(s)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(t)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(u)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(v)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-03-001754).

(w)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(x)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(y)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-008643).

(z)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(aa)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(bb)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-007490).

	(cc)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

	(dd)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

	(ee)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

	(ff)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-06-007014)

	(gg)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (Accession No. 00009501123-05-015341).

	(hh)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (Accession No. 0000950123-06-007014).

	(ii)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 (Accession No. 0000950123-06-007014).

(2)	(a)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

	(b)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated July 27, 1999. (Accession No. 0000950130-99-005294).

	(c)	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-02-011711).

	(d)	Amendment to Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-015178).

	(e)	Amendment No. 1 dated November 4, 2004 to Amended and Restated By-Laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-007490).

(3)	Not Applicable

(4)	Plan of Reorganization originally dated May 11, 2006 is attached to Appendix A of the Combined Proxy Statement/Prospectus.

(5)	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (1)(a) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (2)(c).
(6)	(a)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

	(b)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

	(c)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(d)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(e)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs — Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(f)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International. (Accession No. 0000950109-98-005275).

	(g)	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

	(h)	Amended Annex A to Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Conservative Strategy Portfolio) (Accession No. 0000950130-99-000742).

(i)	Amended Annex A dated April 28, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-99-002544).

(j)	Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-005294).

(k)	Amended Annex A dated October 26, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-004208).

(l)	Amended Annex A dated February 3, 2000 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-00-001365).

(m)	Amended Annex A dated April 26, 2000 to Management Agreement dated April 30, 1997 (Accession No. 0000950130-00-002509).

(n)	Amended Annex A dated January 30, 2001 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-01-500094).

(o)	Amended Annex A dated April 25, 2001 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-01-509514).

(p)	Amended Annex A dated August 1, 2002 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-02-011711).

(q)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Short-Duration Tax-Free Fund). (Accession No. 0000950123-03-007054).

(r)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Money Market Funds). (Accession No. 0000950123-03-007054).

(s)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds). (Accession No. 0000950123-03-007054).

(t)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Core Fixed Income Fund). (Accession No. 0000950123-03-007054).

	(u)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Asset Allocation Funds). (Accession No. 0000950123-03-007054).

	(v)	Amended Annex A dated July 31, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-009618).

	(w)	Amended Annex A dated October 30, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-013727).

	(x)	Amended Annex A dated November 2, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

	(y)	Amended Annex A dated November 12, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

	(z)	Fee Reduction Commitment dated January 1, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Capital Growth, CORE Large Cap Growth, CORE U.S. Equity and International Growth Opportunities Funds. (Accession No. 0000950123-04-007490).

	(aa))	Fee Reduction Commitment dated February 25, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Government Income and Global Income and Funds. (Accession No. 0000950123-04-007490).

	(bb)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the CORE Tax-Managed Equity Fund. (Accession No. 0000950123-04-007490).

	(cc)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Aggressive Growth Strategy, Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios. (Accession No. 0000950123-04-007490).

(7)	(a)	Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-03-013727).

(b)	Amended Exhibit A dated November 2, 2005 to the Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-06-005419).
(8)	Not applicable.
(9)	(a)	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856).

	(b)	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965).

	(c)	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965).

	(d)	Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit 9(b). (Accession No. 0000950130-98-000965).

	(e)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495).

	(f)	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(d). (Accession No. 0000950130-98-000965).

	(g)	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965).

	(h)	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965).

(i)	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965).

(j)	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965).

(k)	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(l)	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965).

(m)	Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(n)	Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters. (Accession No. 0000950130-98-000965).

(o)	Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(p)	Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(q)	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081).

(r)	Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081).

(s)	Fee schedule dated January 8, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Conservative Strategy Portfolio). (Accession No. 0000950130-99-000742).

(t)	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544).

(u)	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Internet Tollkeeper Fund). (Accession No. 0000950130-99-005294).

(v)	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund). (Accession No. 0000950130-99-006810).

(w)	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-000585).

(x)	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund). (Accession No. 0000950109-00-000585).

(y)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Research Select Fund). (Accession No. 0000950130-00-002509).

(z)	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund). (Accession No. 0000950130-00-002509).

(aa)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950109-00-000585).

(bb)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978. (Accession No. 0000950109-00-000585).

(cc)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990. (Accession No. 0000950109-00-000585).

(dd)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991. (Accession No. 0000950109-00-000585).

(ee)	Letter Agreement dated January 29, 2001 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540).

(ff)	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(gg)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(hh)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(ii)	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(jj)	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

(kk)	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

	(ll)	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-02-011711).

(10)	(a)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 (Accession No. 0000950123-04-015178).

	(b)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 (Accession No. 0000950123-04-002212).

	(c)	Class C Distribution and Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

	(d)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

	(e)	Revised plan dated October 30, 2003 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950123-03-013727).
(11)	Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12)	Opinion of counsel with respect to certain tax consequences is filed herewith.
(13)	(a)	Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965).

	(b)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965).

	(c)	Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856).

	(d)	Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081).

	(e)	Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081).

(f)	Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081).

(g)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081).

(h)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs — Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081).

(i)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No. 0000950130-98-006081).

(j)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds other than ILA and FST money market funds. (Accession No. 0000950109-01-500540).

(k)	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the ILA portfolios. (Accession No. 0000950109-01-500540).

(l)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Select Class, the Preferred Class, the Administration Class, the Service Class and the Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Institutional Liquid Assets Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950109-01-500540).

(m)	Form of fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the Cash Portfolio (Accession No. 0000950123-01-509514).

(n)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Institutional Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(o)	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(p)	Goldman Sachs Institutional Liquid Assets Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(q)	Goldman Sachs Cash Management Shares Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-06-001985).

(r)	Goldman Sachs FST Select Class Select Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(s)	Goldman Sachs FST Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(t)	Goldman Sachs FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(u)	Goldman Sachs Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(v)	Goldman Sachs Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(w)	Goldman Sachs Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(x)	Goldman Sachs Cash Portfolio Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(y)	Goldman Sachs Cash Portfolio Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(z)	Goldman Sachs FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(aa)	Goldman Sachs Account Service Plan for Institutional Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(bb)	Goldman Sachs Account Service Plan for Class A Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(cc)	Goldman Sachs FST Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).
(14)	Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)	Not Applicable
(16)	(a)	Certificate of Secretary is filed herewith.

	(b)	Powers of Attorney are filed herewith.

(17)	(a)	Form of Proxy Cards are filed herewith.

	(b)	Prospectus dated December 29, 2005 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund is filed herewith.

	(c)	Prospectus dated December 29, 2005 with respect to Institutional Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund is filed herewith.

	(d)	Prospectus dated December 29, 2005 with respect to Service Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund is filed herewith.

	(e)	Prospectus dated December 29, 2005 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Research Select Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs

Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund is filed herewith.

(f)	Prospectus dated December 29, 2005 with respect to Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Research Select Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund is filed herewith.

(g)	Prospectus dated December 29, 2005 with respect to Service Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Research Select Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund is filed herewith.

(h)	Prospectus dated December 29, 2005 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund is filed herewith.

(i)	Prospectus dated December 29, 2005 with respect to Institutional Shares of the Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund is filed herewith.

(j)	Prospectus dated December 29, 2005 with respect to Service Shares of the Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund is filed herewith.

(k)	Supplement dated May 12, 2006 with respect to the Research Select Fund is filed herewith.

(l)	Supplement dated May 12, 2006 with respect to the European Equity Fund is filed herewith.

(m)	Statement of Additional Information dated December 29, 2005, as amended March 9, 2006, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid-Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund, Goldman Sachs Research Select FundSM and Goldman Sachs Concentrated Growth Fund is filed herewith.

(n)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2005 with respect to the Goldman Sachs CORESM U.S. Equity Fund, Goldman Sachs CORESM Large Cap Growth Fund, Goldman Sachs CORESM Small Cap Equity Fund, Goldman Sachs CORESM Large Cap Value Fund, and Goldman Sachs CORESM International Equity Fund is filed herewith.

(o)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the semi-annual period ended February 28, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured Large Cap Value Fund, and Goldman Sachs Structured International Equity Fund is filed herewith.

(p)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2005 with respect to the Goldman Sachs Research Select Fund is filed herewith.

(q)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the semi-annual period ended February 28, 2006 with respect to the Goldman Sachs Research Select Fund is filed herewith.

(r)	Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2005 with respect to the Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund is filed herewith.

(s)	Goldman Sachs Trust Semi-Annual Report to Shareholders for the semi-annual period ended February 28, 2006 with respect to the Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund is filed herewith.
Item 17. Undertakings
(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
          As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and State of New York, on the 7th day of June, 2006.

GOLDMAN SACHS TRUST Registrant
By:	/s/ Peter Bonanno
Peter Bonanno
Secretary

          As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated:

Name	Title	Date

1 /s/ Kaysie P. Uniake	President (Chief Executive Officer) and Trustee	June 7, 2006

Kaysie P. Uniacke

1 /s/ John M. Perlowski	Treasurer (Principal Accounting Officer and Principal Financial Officer)	June 7, 2006

John M. Perlowski

1 /s/ Ashok N. Bakhru	Chairman and Trustee	June 7, 2006

Ashok N. Bakhru

1 /s/ John P. Coblentz, Jr.	Trustee	June 7, 2006

John P. Coblentz, Jr.

1 /s/ Patrick T. Harker	Trustee	June 7, 2006

Patrick T. Harker

1 /s/ Mary Patterson McPherson	Trustee	June 7, 2006

Mary Patterson McPherson

1 /s/ Alan A. Shuch	Trustee	June 7, 2006

Alan A. Shuch

1 /s/ Wilma J. Smelcer	Trustee	June 7, 2006

Wilma J. Smelcer

1 /s/ Richard P. Strubel	Trustee	June 7, 2006

Richard P. Strubel

1By:	/s/ Peter Bonanno

Peter Bonanno,
Attorney-In-Fact

[1]Pursuant to a power of attorney filed herewith.

Exhibit Index
11. Opinion and consent of counsel that shares will be validly issued, fully paid and non-assessable.
12. Opinion of counsel with respect to certain tax consequences.
14. Consent of PricewaterhouseCoopers LLP.
16(a). Certificate of Secretary.
16(b). Powers of Attorney.
17(a). Form of Proxy Voting Card.
17(b). Prospectus dated December 29, 2005 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund.
17(c). Prospectus dated December 29, 2005 with respect to Institutional Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund.
17(d). Prospectus dated December 29, 2005 with respect to Service Shares of the Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund and Goldman Sachs Structured International Equity Fund.
17(e). Prospectus dated December 29, 2005 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Research Select Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund.
17(f). Prospectus dated December 29, 2005 with respect to Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Research Select Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund.
17(g). Prospectus dated December 29, 2005 with respect to Service Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Research Select Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman

Sachs Mid Cap Value Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund and Goldman Sachs Small Cap Value Fund.
17(h). Prospectus dated December 29, 2005 with respect to Class A Shares, Class B Shares and Class C Shares of the Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund.
17(i). Prospectus dated December 29, 2005 with respect to Institutional Shares of the Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund.
17(j). Prospectus dated December 29, 2005 with respect to Service Shares of the Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund.
17(k). Supplement dated May 12, 2006 with respect to the Research Select Fund.
17(l). Supplement dated May 12, 2006 with respect to the European Equity Fund.
17(m). Statement of Additional Information dated December 29, 2005, as amended March 9, 2006, with respect to Class A Shares, Class B Shares, Class C Shares, Service Shares and Institutional Shares of the Goldman Sachs Balanced Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Structured Large Cap Value Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured International Equity Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid-Cap Growth Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Asia Equity Fund, Goldman Sachs Research Select FundSM and Goldman Sachs Concentrated Growth Fund.
17(n). Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2005 with respect to the Goldman Sachs CORESM U.S. Equity Fund, Goldman Sachs CORESM Large Cap Growth Fund, Goldman Sachs CORESM Small Cap Equity Fund, Goldman Sachs CORESM Large Cap Value Fund, and Goldman Sachs CORESM International Equity Fund.
17(o). Goldman Sachs Trust Semi-Annual Report to Shareholders for the semi-annual period ended February 28, 2006 with respect to the Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Structured Large Cap Growth Fund, Goldman Sachs Structured Small Cap Equity Fund, Goldman Sachs Structured Large Cap Value Fund, and Goldman Sachs Structured International Equity Fund.
17(p). Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2005 with respect to the Goldman Sachs Research Select Fund.

17(q). Goldman Sachs Trust Semi-Annual Report to Shareholders for the semi-annual period ended February 28, 2006 with respect to the Goldman Sachs Research Select Fund.
17(r). Goldman Sachs Trust Annual Report to Shareholders for the fiscal year ended August 31, 2005 with respect to the Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund.
17(s). Goldman Sachs Trust Semi-Annual Report to Shareholders for the semi-annual period ended February 28, 2006 with respect to the Goldman Sachs International Equity Fund, Goldman Sachs European Equity Fund, Goldman Sachs Japanese Equity Fund, Goldman Sachs International Small Cap Fund, Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs Asia Equity Fund.